John Hancock
International Small Company Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Common stocks 98.3%		$887,570,842
(Cost $645,705,832)
Australia 6.7%		60,347,322
3P Learning, Ltd. (A)	21,580	22,138
A2B Australia, Ltd. (A)	32,294	31,741
Accent Group, Ltd.	152,916	320,913
Adairs, Ltd.	54,428	196,383
Adbri, Ltd.	137,809	354,022
Aeon Metals, Ltd. (A)(B)	46,964	3,112
Ainsworth Game Technology, Ltd. (A)	47,462	34,049
Alkane Resources, Ltd. (A)	70,849	47,905
Alliance Aviation Services, Ltd. (A)(B)	39,423	134,057
ALS, Ltd.	47,452	443,470
Altium, Ltd.	15,914	345,897
Alumina, Ltd.	294,882	387,662
AMA Group, Ltd. (A)(B)	219,236	92,998
AMP, Ltd.	144,251	130,819
Ansell, Ltd.	23,108	725,297
Appen, Ltd.	10,344	106,977
ARB Corp., Ltd.	29,228	948,156
Ardent Leisure Group, Ltd. (A)	162,006	126,276
Asaleo Care, Ltd.	161,404	174,853
AUB Group, Ltd.	30,154	455,226
Aurelia Metals, Ltd.	467,164	159,893
Austal, Ltd.	115,754	212,617
Austin Engineering, Ltd.	63,990	6,399
Australian Agricultural Company, Ltd. (A)	111,856	106,902
Australian Finance Group, Ltd.	55,559	119,460
Australian Pharmaceutical Industries, Ltd.	153,781	136,956
Australian Strategic Materials, Ltd. (A)	15,783	56,571
Australian Vintage, Ltd.	84,634	50,532
Auswide Bank, Ltd.	4,894	24,331
AVJennings, Ltd.	46,118	19,896
AVZ Minerals, Ltd. (A)	229,173	28,250
Baby Bunting Group, Ltd.	24,483	115,944
Bank of Queensland, Ltd.	227,505	1,584,069
Bapcor, Ltd.	113,111	703,687
Base Resources, Ltd.	88,900	20,219
Beach Energy, Ltd.	363,266	357,212
Bega Cheese, Ltd.	106,368	474,063
Bell Financial Group, Ltd.	16,891	22,796
Bendigo & Adelaide Bank, Ltd.	114,273	924,572
Bingo Industries, Ltd.	166,156	439,858
Blackmores, Ltd.	3,585	191,842
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	1,512
Bravura Solutions, Ltd.	102,894	260,100
Breville Group, Ltd.	36,599	766,645
Brickworks, Ltd.	21,957	355,491
BWX, Ltd.	47,855	188,029
Calix, Ltd. (A)	3,360	7,120
Capitol Health, Ltd.	292,400	80,045
Capral, Ltd.	6,621	36,713
Cardno, Ltd.	82,690	43,947
Carnarvon Petroleum, Ltd. (A)	148,061	28,536
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
carsales.com, Ltd.	68,078	$1,021,420
Cash Converters International, Ltd.	122,755	20,823
Catapult Group International, Ltd. (A)	14,492	24,247
Cedar Woods Properties, Ltd.	23,491	127,483
Challenger, Ltd.	97,371	391,224
Champion Iron, Ltd. (A)	67,995	345,635
City Chic Collective, Ltd. (A)	51,441	184,627
Civmec, Ltd.	40,300	17,956
Class, Ltd.	16,518	22,021
Clean Seas Seafood, Ltd. (A)	20,041	8,815
Cleanaway Waste Management, Ltd.	301,372	643,834
ClearView Wealth, Ltd. (A)	34,533	13,161
Clinuvel Pharmaceuticals, Ltd.	13,676	313,587
Clover Corp., Ltd. (B)	51,463	60,724
Codan, Ltd.	42,933	629,239
Collection House, Ltd. (A)	61,068	9,156
Collins Foods, Ltd.	40,712	392,305
Cooper Energy, Ltd. (A)	492,126	108,212
Corporate Travel Management, Ltd. (A)	35,122	584,754
Costa Group Holdings, Ltd.	115,891	296,010
Credit Corp. Group, Ltd.	29,895	667,276
CSR, Ltd.	179,194	770,415
Data#3, Ltd.	57,191	264,101
Decmil Group, Ltd. (A)	38,371	15,409
Deterra Royalties, Ltd.	114,772	370,639
Dicker Data, Ltd. (B)	6,951	56,252
Domain Holdings Australia, Ltd. (A)	87,872	342,106
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	17,020
Downer EDI, Ltd.	82,345	361,099
Eagers Automotive, Ltd.	46,091	548,701
Earlypay, Ltd.	32,340	11,958
Eclipx Group, Ltd. (A)	90,093	147,959
Elanor Investor Group	27,964	38,783
Elders, Ltd.	53,058	456,490
Emeco Holdings, Ltd. (A)	116,009	80,988
EML Payments, Ltd. (A)	45,915	121,124
Energy World Corp., Ltd. (A)	328,859	22,304
Enero Group, Ltd.	10,415	22,083
EQT Holdings, Ltd.	6,154	114,510
Estia Health, Ltd. (A)	90,635	176,050
Euroz, Ltd.	55,328	68,185
EVENT Hospitality and Entertainment, Ltd. (A)	33,983	337,854
FAR, Ltd. (A)(C)	1,355,490	11,494
Finbar Group, Ltd.	71,892	45,146
Fleetwood, Ltd.	32,879	62,079
Flight Centre Travel Group, Ltd. (A)	19,933	235,995
Freedom Foods Group, Ltd. (A)	26,992	9,057
G8 Education, Ltd. (A)	312,522	243,529
Galaxy Resources, Ltd. (A)	158,986	469,936
Gascoyne Resources, Ltd. (A)	1,936	910
Genworth Mortgage Insurance Australia, Ltd. (A)	107,626	229,866
Gold Road Resources, Ltd.	107,334	124,099
GrainCorp, Ltd., Class A	78,998	305,509
Grange Resources, Ltd.	312,240	121,518
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Greenland Minerals, Ltd. (A)(B)	176,827	$12,689
GUD Holdings, Ltd.	41,293	378,638
GWA Group, Ltd.	87,964	193,697
Hansen Technologies, Ltd.	74,740	311,253
Healius, Ltd.	167,064	533,551
Helloworld Travel, Ltd. (A)	23,085	31,755
Highfield Resources, Ltd. (A)	40,292	23,954
HT&E, Ltd. (A)(B)	83,708	112,652
HUB24, Ltd.	18,577	383,971
Humm Group, Ltd. (A)	125,856	98,956
Huon Aquaculture Group, Ltd. (A)	11,184	20,890
IGO, Ltd.	224,282	1,314,123
Iluka Resources, Ltd.	114,772	682,116
Imdex, Ltd.	170,178	273,832
Infomedia, Ltd.	133,827	142,321
Inghams Group, Ltd.	113,255	298,085
Intega Group, Ltd.	82,690	28,730
Integral Diagnostics, Ltd.	42,727	159,740
Integrated Research, Ltd. (B)	23,574	42,169
InvoCare, Ltd. (B)	47,697	388,159
IOOF Holdings, Ltd.	200,244	606,284
IPH, Ltd.	75,044	389,947
IRESS, Ltd.	66,904	549,939
Japara Healthcare, Ltd. (A)	86,081	76,992
Johns Lyng Group, Ltd.	18,837	62,412
Jumbo Interactive, Ltd.	11,374	132,158
Jupiter Mines, Ltd.	601,932	134,452
Karoon Energy, Ltd. (A)	207,617	195,275
Kogan.com, Ltd. (B)	15,803	123,963
Lifestyle Communities, Ltd.	25,616	284,445
Link Administration Holdings, Ltd.	171,426	720,516
Lovisa Holdings, Ltd.	17,541	190,014
Lycopodium, Ltd.	4,375	18,519
MACA, Ltd.	108,350	67,217
Macmahon Holdings, Ltd.	496,385	74,616
Macquarie Telecom Group, Ltd. (A)	841	32,093
Mayne Pharma Group, Ltd. (A)	476,093	135,859
McMillan Shakespeare, Ltd.	29,311	276,796
McPherson's, Ltd.	23,787	26,482
Medusa Mining, Ltd.	57,795	38,207
Mesoblast, Ltd. (A)(B)	77,690	120,829
Metals X, Ltd. (A)	183,307	35,978
Metcash, Ltd.	343,258	932,251
Metro Mining, Ltd. (A)	78,405	1,699
Michael Hill International, Ltd.	43,259	26,635
Millennium Minerals, Ltd. (A)(C)	86,302	339
Mineral Resources, Ltd.	5,330	188,600
MMA Offshore, Ltd. (A)	92,633	23,536
MNF Group, Ltd.	9,062	36,673
Moelis Australia, Ltd.	8,129	35,370
Monadelphous Group, Ltd.	35,849	280,814
Monash IVF Group, Ltd.	129,690	83,996
Money3 Corp., Ltd.	51,782	127,654
Mount Gibson Iron, Ltd.	138,894	89,382
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Myer Holdings, Ltd. (A)	298,623	$72,572
MyState, Ltd.	31,493	118,205
MyState, Ltd., Entitlement Offer (A)	6,488	24,352
Nanosonics, Ltd. (A)	37,214	159,615
Navigator Global Investments, Ltd. (B)	53,894	66,912
Nearmap, Ltd. (A)	112,944	159,711
Netwealth Group, Ltd.	28,403	316,462
New Energy Solar, Ltd.	69,458	44,981
New Hope Corp., Ltd.	105,271	119,310
nib holdings, Ltd.	175,110	852,047
Nick Scali, Ltd.	24,884	209,898
Nickel Mines, Ltd.	908	713
Nine Entertainment Company Holdings, Ltd.	436,937	999,263
NRW Holdings, Ltd.	156,893	205,775
Nufarm, Ltd. (A)	118,255	443,564
Objective Corp., Ltd.	2,756	31,204
OceanaGold Corp. (A)	221,573	469,539
OFX Group, Ltd.	100,657	110,198
Omni Bridgeway, Ltd.	106,335	322,237
oOh!media, Ltd. (A)	150,086	196,934
Orocobre, Ltd. (A)	4,332	21,986
Orora, Ltd.	341,311	829,540
OZ Minerals, Ltd.	129,597	2,536,876
Pacific Current Group, Ltd.	18,892	79,509
Pacific Smiles Group, Ltd.	11,867	22,985
Pact Group Holdings, Ltd.	76,599	215,604
Paladin Energy, Ltd. (A)(B)	573,138	229,472
Panoramic Resources, Ltd. (A)	476,965	60,421
Pantoro, Ltd. (A)	163,260	30,172
Peet, Ltd.	145,479	132,183
Pendal Group, Ltd.	104,321	651,246
People Infrastructure, Ltd.	6,127	21,632
Perenti Global, Ltd.	210,267	107,857
Perpetual, Ltd.	20,715	608,687
Perseus Mining, Ltd. (A)	376,160	404,839
Pilbara Minerals, Ltd. (A)	238,801	225,320
Platinum Asset Management, Ltd.	92,139	332,973
Praemium, Ltd. (A)	68,020	50,024
Premier Investments, Ltd.	30,743	627,195
Pro Medicus, Ltd.	13,650	477,706
PSC Insurance Group, Ltd. (B)	22,331	60,354
PWR Holdings, Ltd.	18,240	87,718
Ramelius Resources, Ltd.	250,852	376,995
Reckon, Ltd.	25,906	16,577
Red 5, Ltd. (A)	533,546	65,657
Redbubble, Ltd. (A)	56,271	148,101
Redcape Hotel Group	41,671	33,766
Regis Healthcare, Ltd.	40,833	61,743
Regis Resources, Ltd.	294,110	595,191
Resolute Mining, Ltd. (A)(B)	387,451	174,309
Retail Food Group, Ltd. (A)	77,464	4,358
Rhipe, Ltd.	41,656	57,757
Ridley Corp., Ltd. (A)	94,684	87,581
RPMGlobal Holdings, Ltd. (A)	25,725	29,426
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Salmat, Ltd. (A)(C)	15,825	$8,174
Sandfire Resources, Ltd.	66,612	367,205
SeaLink Travel Group, Ltd.	7,746	58,704
Select Harvests, Ltd. (B)	51,945	236,292
Senex Energy, Ltd. (B)	66,123	159,413
Servcorp, Ltd.	13,949	38,034
Service Stream, Ltd.	112,332	84,970
Seven West Media, Ltd. (A)	295,377	95,487
SG Fleet Group, Ltd.	39,363	91,145
Shaver Shop Group, Ltd.	21,893	17,887
Sigma Healthcare, Ltd.	333,871	160,905
Silver Lake Resources, Ltd. (A)	251,922	382,880
SmartGroup Corp., Ltd.	40,201	213,743
SolGold PLC (A)	136,985	67,418
Southern Cross Electrical Engineering, Ltd.	17,582	7,056
Southern Cross Media Group, Ltd. (A)	84,254	121,533
Spark Infrastructure Group	458,801	771,538
SpeedCast International, Ltd. (A)(B)(C)	103,025	0
SRG Global, Ltd.	83,829	33,594
St. Barbara, Ltd.	204,242	297,605
Steadfast Group, Ltd.	334,580	1,039,930
Sunland Group, Ltd.	30,172	55,797
Sunrise Energy Metals, Ltd. (A)	5,222	9,592
Super Retail Group, Ltd.	51,226	502,812
Superloop, Ltd. (A)	80,772	62,186
Syrah Resources, Ltd. (A)	119,395	95,241
Tassal Group, Ltd.	80,534	232,968
Technology One, Ltd.	91,179	645,784
Temple & Webster Group, Ltd. (A)(B)	9,182	69,275
The Reject Shop, Ltd. (A)	7,826	38,019
The Star Entertainment Group, Ltd. (A)	242,400	761,779
Tiger Resources, Ltd. (A)(C)	420,741	11,936
United Malt Grp, Ltd.	90,352	306,900
Virtus Health, Ltd.	25,073	119,728
Vita Group, Ltd.	53,082	38,233
Viva Energy Group, Ltd. (D)	137,359	218,464
Vocus Group, Ltd. (A)	255,488	1,076,318
Webjet, Ltd. (A)(B)	101,045	404,635
Western Areas, Ltd.	104,905	202,116
Westgold Resources, Ltd. (A)	134,070	231,938
Whitehaven Coal, Ltd. (A)	250,214	308,721
Zip Company, Ltd. (A)	12,486	69,057
Austria 1.7%		15,267,701
Agrana Beteiligungs AG	6,378	150,837
ams AG (A)	71,336	1,402,483
ANDRITZ AG	24,351	1,421,858
AT&S Austria Technologie & Systemtechnik AG	9,986	364,537
BAWAG Group AG (D)	15,611	868,975
DO & Company AG (A)(B)	2,399	213,976
EVN AG	11,283	278,134
FACC AG (A)	6,411	73,076
Flughafen Wien AG (A)	2,437	90,974
IMMOFINANZ AG	33,954	760,777
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Austria (continued)
Kapsch TrafficCom AG (A)	2,742	$49,577
Lenzing AG (A)	5,945	821,834
Mayr Melnhof Karton AG	2,785	558,708
Oesterreichische Post AG (B)	11,750	608,658
Palfinger AG	4,501	204,456
POLYTEC Holding AG (A)	4,411	63,639
Porr AG (A)	3,596	73,453
Raiffeisen Bank International AG	15,811	376,797
Rhi Magnesita NV	5,454	350,508
Rhi Magnesita NV (London Stock Exchange)	4,273	269,404
Rosenbauer International AG	1,314	83,650
S IMMO AG	19,209	510,484
S&T AG (A)(B)	16,517	414,211
Schoeller-Bleckmann Oilfield Equipment AG (A)	4,222	188,601
Semperit AG Holding	3,480	158,367
Strabag SE, Bearer Shares	6,041	267,378
Telekom Austria AG	60,526	529,994
UBM Development AG	1,455	78,089
UNIQA Insurance Group AG	42,701	389,190
Vienna Insurance Group AG	12,280	347,241
voestalpine AG	37,975	1,704,619
Wienerberger AG	37,835	1,475,621
Zumtobel Group AG (A)	12,062	117,595
Belgium 1.6%		14,142,405
Ackermans & van Haaren NV	8,998	1,458,580
AGFA-Gevaert NV (A)	58,642	277,756
Akka Technologies (A)(B)	4,567	127,141
Atenor	1,928	136,721
Banque Nationale de Belgique	55	122,682
Barco NV	27,318	748,293
Bekaert SA	18,102	870,248
Biocartis Group NV (A)(B)(D)	13,216	64,866
bpost SA (A)	33,248	443,810
Celyad Oncology SA (A)	1,226	6,840
Cie d'Entreprises CFE	2,943	329,042
Deceuninck NV	27,625	98,977
D'ieteren SA/NV	11,084	1,308,530
Econocom Group SA/NV (B)	37,385	150,046
Elia Group SA/NV (B)	9,278	1,009,518
Etablissements Franz Colruyt NV	1,394	84,887
Euronav NV	64,024	612,367
EVS Broadcast Equipment SA	5,883	131,157
Exmar NV (B)	13,915	63,512
Fagron	19,779	449,079
Gimv NV	9,279	595,975
Immobel SA (B)	1,553	136,352
Ion Beam Applications	5,822	118,958
Jensen-Group NV	1,485	50,069
Kinepolis Group NV (A)(B)	5,307	320,607
Lotus Bakeries NV	99	566,999
Melexis NV	7,373	768,954
Ontex Group NV (A)	25,433	342,442
Orange Belgium SA	5,802	136,277
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Belgium (continued)
Oxurion NV (A)	11,190	$33,962
Picanol (A)	683	64,291
Proximus SADP	25,671	523,197
Recticel SA	16,816	322,404
Resilux	305	63,146
Roularta Media Group NV	668	11,806
Sipef NV (A)(B)	2,705	153,463
Telenet Group Holding NV	14,218	553,439
TER Beke SA	176	24,661
Tessenderlo Group SA (A)	7,621	323,645
Van de Velde NV	2,367	70,706
VGP NV	853	164,049
Viohalco SA	18,237	101,606
X-Fab Silicon Foundries SE (A)(D)	20,933	201,345
Bermuda 0.1%		868,609
Hiscox, Ltd. (A)	78,063	868,609
Cambodia 0.0%		223,989
NagaCorp, Ltd.	214,000	223,989
Canada 10.5%		94,718,727
5N Plus, Inc. (A)	38,389	91,202
Absolute Software Corp.	19,002	264,570
Acadian Timber Corp.	3,534	53,710
AcuityAds Holdings, Inc. (A)	1,952	21,701
Advantage Energy, Ltd. (A)	71,006	210,423
Aecon Group, Inc.	21,101	320,345
Africa Oil Corp. (A)	10,700	10,806
Ag Growth International, Inc. (B)	8,025	268,773
AGF Management, Ltd., Class B	28,891	181,996
Aimia, Inc. (A)	31,533	127,119
AirBoss of America Corp.	4,809	130,013
Alamos Gold, Inc., Class A	131,717	1,202,631
Alaris Equity Partners Income	18,748	256,998
Alcanna, Inc. (A)	10,576	59,531
Alexco Resource Corp. (A)(B)	35,137	112,562
Algoma Central Corp. (B)	7,052	97,837
AltaGas, Ltd.	58,523	1,161,692
Altius Minerals Corp.	15,908	234,133
Altus Group, Ltd.	12,803	622,425
Americas Gold & Silver Corp. (A)	8,321	14,534
Amerigo Resources, Ltd. (A)(B)	49,100	58,934
Andrew Peller, Ltd., Class A	11,193	98,769
ARC Resources, Ltd.	261,101	1,984,113
Aritzia, Inc. (A)	32,100	790,510
Atco, Ltd., Class I	13,747	495,236
Athabasca Oil Corp. (A)(B)	150,957	91,220
ATS Automation Tooling Systems, Inc. (A)	25,091	616,449
AutoCanada, Inc. (A)	8,443	300,245
Badger Infrastructure Solution	11,768	379,132
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	92,096	262,249
Bird Construction, Inc.	13,385	107,031
Black Diamond Group, Ltd. (A)	17,717	61,743
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
BlackBerry, Ltd. (A)(B)	62,833	$631,425
BlackBerry, Ltd. (New York Stock Exchange) (A)	117,642	1,184,655
BMTC Group, Inc.	4,096	44,925
Bombardier, Inc. (A)(B)	11,400	10,852
Bombardier, Inc., Class B (A)	3,184	2,557
Boralex, Inc., Class A	28,367	864,829
Bridgemarq Real Estate Services	2,800	40,909
BRP, Inc.	2,651	223,438
Calian Group, Ltd.	2,739	124,202
Cameco Corp.	80,345	1,603,508
Canaccord Genuity Group, Inc.	43,536	474,984
Canacol Energy, Ltd.	52,069	142,236
Canada Goose Holdings, Inc. (A)	19,092	771,076
Canadian Western Bank	27,266	826,071
Canfor Corp. (A)	31,527	781,096
Canfor Pulp Products, Inc. (A)	15,045	108,848
CanWel Building Materials Group, Ltd.	27,055	193,946
Capital Power Corp.	36,167	1,150,829
Capstone Mining Corp. (A)	159,933	736,085
Cardinal Energy, Ltd. (A)(B)	41,663	110,706
Cargojet, Inc.	540	80,031
Cascades, Inc.	29,915	338,016
Celestica, Inc. (A)	37,646	325,026
Celestica, Inc. (New York Stock Exchange) (A)	2,400	20,688
Centerra Gold, Inc.	85,016	691,078
Cervus Equipment Corp.	3,597	51,660
CES Energy Solutions Corp. (A)	112,004	162,251
China Gold International Resources Corp., Ltd.	90,882	305,435
CI Financial Corp.	65,252	1,211,541
Cineplex, Inc. (A)	908	11,462
Cogeco Communications, Inc.	4,167	406,473
Cogeco, Inc.	2,092	164,530
Colliers International Group, Inc.	6,766	751,790
Colliers International Group, Inc. (New York Stock Exchange)	4,844	537,636
Computer Modelling Group, Ltd.	30,133	138,187
Copper Mountain Mining Corp. (A)(B)	59,268	212,924
Corby Spirit and Wine, Ltd.	5,444	81,476
Corus Entertainment, Inc., B Shares	65,246	331,077
Crescent Point Energy Corp.	149,175	610,012
Crescent Point Energy Corp. (New York Stock Exchange)	20,800	85,072
Cronos Group, Inc. (A)	4,900	43,847
Cronos Group, Inc. (Nasdaq Exchange) (A)(B)	27,306	246,027
Denison Mines Corp. (A)	171,019	213,765
Dexterra Group, Inc.	16,434	88,288
DIRTT Environmental Solutions (A)	18,708	63,493
Dorel Industries, Inc., Class B (A)	8,944	89,436
DREAM Unlimited Corp., Class A	10,815	223,005
Dundee Precious Metals, Inc.	56,670	413,280
Dynacor Gold Mines, Inc.	9,900	21,143
ECN Capital Corp.	103,129	717,946
EcoSynthetix, Inc. (A)	3,185	15,002
E-L Financial Corp., Ltd.	474	380,597
Eldorado Gold Corp. (A)	53,506	635,579
Element Fleet Management Corp.	133,641	1,511,143
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Endeavour Silver Corp. (A)	21,684	$161,367
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	10,416
Enerflex, Ltd.	33,374	220,458
Enerplus Corp.	91,948	601,291
Enghouse Systems, Ltd.	15,691	689,700
Ensign Energy Services, Inc. (A)	50,538	54,385
Equitable Group, Inc.	3,456	400,513
ERO Copper Corp. (A)	17,856	415,342
Evertz Technologies, Ltd.	11,517	147,198
Exchange Income Corp.	2,691	88,122
Exco Technologies, Ltd.	9,490	86,176
EXFO, Inc. (A)	1,146	4,250
EXFO, Inc. (Nasdaq Exchange) (A)	7,721	28,529
Extendicare, Inc. (B)	34,995	233,773
Fiera Capital Corp.	26,167	225,269
Finning International, Inc.	51,029	1,267,224
Firm Capital Mortgage Investment Corp.	7,600	93,360
First Majestic Silver Corp.	57,581	1,023,355
First Mining Gold Corp. (A)	127,000	40,474
First National Financial Corp.	4,398	189,274
Fission Uranium Corp. (A)	139,747	70,565
Fortuna Silver Mines, Inc. (A)	70,207	487,593
Fraser Papers, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd.	42,409	317,001
Frontera Energy Corp. (A)	11,835	62,308
Galiano Gold, Inc. (A)(B)	31,531	41,761
Gamehost, Inc. (A)	6,100	37,013
GDI Integrated Facility Services, Inc. (A)	3,300	131,831
Gibson Energy, Inc.	58,759	1,161,026
goeasy, Ltd. (B)	3,130	377,916
GoGold Resources, Inc. (A)	25,000	56,082
Golden Star Resources, Ltd. (A)	20,650	67,862
Golden Star Resources, Ltd. (New York Stock Exchange) (A)	2,760	9,080
GoldMoney, Inc. (A)(B)	18,000	40,677
Gran Tierra Energy, Inc. (A)(B)	159,029	101,364
Great Canadian Gaming Corp. (A)	20,138	734,973
Guardian Capital Group, Ltd., Class A	6,700	170,765
Hanfeng Evergreen, Inc. (A)(C)	3,700	7
Hardwoods Distribution, Inc.	2,700	72,213
Headwater Exploration, Inc. (A)	28,000	99,897
Heroux-Devtek, Inc. (A)	10,492	150,686
High Liner Foods, Inc.	6,893	75,888
HLS Therapeutics, Inc.	2,600	36,287
Home Capital Group, Inc. (A)	18,002	518,579
Hudbay Minerals, Inc.	88,922	672,776
I-80 Gold Corp. (A)(B)	36,858	78,412
iA Financial Corp., Inc.	12,746	733,392
IAMGOLD Corp. (A)	123,998	448,550
IBI Group, Inc. (A)	7,200	60,733
Imperial Metals Corp. (A)	20,280	82,930
Information Services Corp.	4,400	99,506
Innergex Renewable Energy, Inc.	42,327	709,509
Inter Pipeline, Ltd.	46,112	674,856
Interfor Corp. (B)	35,129	906,395
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
International Petroleum Corp. (A)(B)	23,520	$100,073
Intertape Polymer Group, Inc.	24,129	584,225
Ivanhoe Mines, Ltd., Class A (A)	36,293	266,779
Jamieson Wellness, Inc. (D)	13,163	411,436
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)	4,078	14,954
K-Bro Linen, Inc.	3,186	113,589
Kelt Exploration, Ltd. (A)	60,355	153,879
Keyera Corp. (B)	60,017	1,488,439
Kinaxis, Inc. (A)	8,691	985,539
Knight Therapeutics, Inc. (A)	52,598	229,018
KP Tissue, Inc.	5,100	43,610
Labrador Iron Ore Royalty Corp.	24,400	896,380
Largo Resources, Ltd. (A)	3,650	53,418
Lassonde Industries, Inc., Class A	1,500	238,401
Laurentian Bank of Canada	12,540	452,895
Leon's Furniture, Ltd.	12,254	228,840
LifeWorks, Inc.	23,870	661,535
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	14,096	922,853
Lucara Diamond Corp. (A)	124,430	81,371
Lundin Gold, Inc. (A)	14,300	141,692
MAG Silver Corp. (A)	1,100	23,593
Magellan Aerospace Corp.	8,083	69,920
Mainstreet Equity Corp. (A)	2,022	146,991
Major Drilling Group International, Inc. (A)	28,074	245,637
Maple Leaf Foods, Inc.	25,411	562,258
Marathon Gold Corp. (A)	15,600	38,482
Martinrea International, Inc.	29,932	336,969
Mav Beauty Brands, Inc. (A)	2,100	9,943
Maverix Metals, Inc.	6,501	37,132
Maxim Power Corp. (A)	6,300	13,038
MDF Commerce, Inc. (A)	2,300	20,962
Medical Facilities Corp.	12,830	81,246
MEG Energy Corp. (A)	113,678	754,685
Melcor Developments, Ltd.	4,800	53,640
Methanex Corp.	12,200	433,749
Morguard Corp.	1,778	214,234
MTY Food Group, Inc. (A)	7,815	397,203
Mullen Group, Ltd.	36,588	394,334
Neo Performance Materials, Inc.	3,800	53,003
New Gold, Inc. (A)	239,551	505,654
NFI Group, Inc.	16,830	359,294
North American Construction Group, Ltd.	10,337	135,197
NuVista Energy, Ltd. (A)	69,005	170,792
Onex Corp.	1,148	84,110
Orbite Technologies, Inc. (A)	105,500	127
Osisko Gold Royalties, Ltd.	41,461	591,687
Osisko Mining, Inc. (A)	12,500	35,802
Pan American Silver Corp., CVR (A)	51,329	47,223
Paramount Resources, Ltd., Class A (A)	25,426	302,447
Parex Resources, Inc. (A)	41,004	699,890
Park Lawn Corp.	11,027	298,666
Parkland Corp.	43,636	1,430,031
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Pason Systems, Inc.	20,995	$150,678
Peyto Exploration & Development Corp. (B)	68,868	313,542
Photon Control, Inc. (A)	50,806	150,982
PHX Energy Services Corp.	11,019	35,117
Pizza Pizza Royalty Corp.	10,376	90,958
Points International, Ltd. (A)	4,210	73,951
Points International, Ltd. (Nasdaq Exchange) (A)	1,613	28,340
Polaris Infrastructure, Inc.	5,243	77,253
Pollard Banknote, Ltd. (B)	3,690	186,722
PolyMet Mining Corp. (A)	2,025	6,169
PrairieSky Royalty, Ltd.	53,025	590,362
Precision Drilling Corp. (A)(B)	6,554	207,788
Premium Brands Holdings Corp.	12,007	1,215,857
Pretium Resources, Inc. (A)	53,409	608,342
Pretium Resources, Inc. (New York Stock Exchange) (A)	4,528	51,619
Pulse Seismic, Inc. (A)	7,749	10,263
Quarterhill, Inc.	40,708	80,200
Questerre Energy Corp., Class A (A)	41,900	5,896
Real Matters, Inc. (A)	24,912	341,701
Recipe Unlimited Corp. (A)	5,964	109,698
RF Capital Group, Inc. (A)	18,263	31,747
Richelieu Hardware, Ltd.	18,554	660,421
Rogers Sugar, Inc.	36,711	172,304
Roxgold, Inc. (A)	113,200	218,332
Russel Metals, Inc.	25,886	707,764
Sabina Gold & Silver Corp. (A)	44,568	64,931
Sandstorm Gold, Ltd. (A)	57,355	500,411
Sandstorm Gold, Ltd. (New York Stock Exchange) (A)	2,700	23,517
Savaria Corp. (B)	13,000	209,304
Seabridge Gold, Inc. (A)	2,300	44,056
Secure Energy Services, Inc.	71,004	248,621
ShawCor, Ltd. (A)	31,578	155,792
Sienna Senior Living, Inc. (B)	26,699	357,151
Sierra Metals, Inc. (A)	4,000	14,403
Sierra Wireless, Inc. (A)(B)	13,360	208,023
Sleep Country Canada Holdings, Inc. (D)	13,709	340,668
SNC-Lavalin Group, Inc. (B)	36,928	1,014,867
Spin Master Corp. (A)(D)	7,108	245,063
Sprott, Inc. (B)	5,545	258,006
SSR Mining, Inc.	56,212	1,041,833
Stantec, Inc.	36,793	1,645,870
Stelco Holdings, Inc.	6,395	173,579
Stella-Jones, Inc.	19,006	727,484
Storm Resources, Ltd. (A)	62,000	178,089
SunOpta, Inc. (A)	29,045	362,567
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	26,250
Superior Plus Corp.	61,457	763,602
Surge Energy, Inc. (A)	91,176	41,511
Tamarack Valley Energy, Ltd. (A)	82,250	173,617
Taseko Mines, Ltd. (A)	84,702	209,643
TeraGo, Inc. (A)	2,000	8,675
TerraVest Industries, Inc.	1,200	17,711
TFI International, Inc.	23,672	2,269,126
The Descartes Systems Group, Inc. (A)	9,910	579,645
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
The North West Company, Inc.	20,130	$605,041
Tidewater Midstream and Infrastructure, Ltd.	97,265	95,812
Timbercreek Financial Corp.	29,474	231,537
Torex Gold Resources, Inc. (A)	28,714	419,045
Toromont Industries, Ltd.	13,100	1,190,229
Total Energy Services, Inc. (A)	19,706	61,987
Touchstone Exploration, Inc. (A)	10,000	13,410
Tourmaline Oil Corp.	84,148	2,049,978
TransAlta Corp.	107,856	976,735
TransAlta Renewables, Inc.	41,639	665,231
Transcontinental, Inc., Class A	19,773	368,110
TransGlobe Energy Corp. (A)	11,504	19,522
Trevali Mining Corp. (A)	206,096	43,077
Trican Well Service, Ltd. (A)	118,463	224,560
Tricon Residential, Inc.	45,287	485,091
Trisura Group, Ltd. (A)	1,900	251,048
Turquoise Hill Resources, Ltd. (A)	23,488	419,383
Uni-Select, Inc. (A)	11,390	144,821
Vecima Networks, Inc.	1,797	22,789
Vermilion Energy, Inc. (A)	60,324	463,896
VersaBank	2,000	23,377
Village Farms International, Inc. (A)	5,169	50,276
Wajax Corp.	6,547	124,485
Wall Financial Corp. (A)	1,600	22,860
Wesdome Gold Mines, Ltd. (A)	63,961	589,815
Western Forest Products, Inc.	191,240	349,853
Westshore Terminals Investment Corp.	15,644	237,888
Whitecap Resources, Inc.	207,278	983,157
WildBrain, Ltd. (A)	22,797	51,895
Winpak, Ltd.	11,036	366,329
Yamana Gold, Inc.	248,304	1,301,076
Yellow Pages, Ltd.	4,514	54,928
Zenith Capital Corp. (A)	5,300	965
China 0.1%		571,079
Bund Center Investment, Ltd.	55,500	22,472
FIH Mobile, Ltd. (A)	1,185,000	180,039
Goodbaby International Holdings, Ltd. (A)	335,000	82,373
TK Group Holdings, Ltd.	74,000	29,719
Xingye Alloy Materials Group, Ltd. (A)	176,000	27,189
Yangzijiang Shipbuilding Holdings, Ltd.	203,800	229,287
Denmark 2.1%		18,737,387
ALK-Abello A/S (A)	2,186	973,895
Alm Brand A/S	33,758	350,611
Bang & Olufsen A/S (A)	41,442	211,161
Bavarian Nordic A/S (A)(B)	14,212	629,651
Better Collective A/S (A)	2,779	71,430
Brodrene Hartmann A/S (A)	865	80,520
Chemometec A/S	858	104,489
Columbus A/S	26,124	47,965
D/S Norden A/S	8,783	247,944
Dfds A/S (A)	12,308	725,870
FLSmidth & Company A/S	14,427	597,226
Fluegger Group A/S	225	28,311
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Denmark (continued)
H Lundbeck A/S	7,441	$237,610
H+H International A/S, Class B (A)	6,801	220,609
Harboes Bryggeri A/S, Class B (A)	1,452	18,504
INVISIO AB	1,949	47,892
ISS A/S (A)	25,531	542,383
Jeudan A/S	3,010	126,127
Jyske Bank A/S (A)	19,215	991,713
Matas A/S (A)	13,454	259,663
Netcompany Group A/S (D)	10,341	1,200,597
Nilfisk Holding A/S (A)	7,449	243,580
NKT A/S (A)	11,030	499,442
NNIT A/S (D)	4,314	89,752
North Media AS	1,803	35,291
Pandora A/S	2,479	334,840
Parken Sport & Entertainment A/S (A)	1,870	22,087
Per Aarsleff Holding A/S	6,442	308,623
Ringkjoebing Landbobank A/S	9,771	999,591
Rockwool International A/S, A Shares	471	202,739
Rockwool International A/S, B Shares	1,000	496,605
Royal Unibrew A/S	16,664	2,153,165
RTX A/S	2,997	90,524
Scandinavian Tobacco Group A/S (D)	22,645	482,280
Schouw & Company A/S	4,381	487,905
SimCorp A/S	13,331	1,804,882
Solar A/S, B Shares	2,213	202,916
Spar Nord Bank A/S	31,557	356,765
Sydbank AS	22,266	715,631
TCM Group A/S	545	14,486
The Drilling Company of 1972 A/S (A)	1,938	82,231
Tivoli A/S (A)(B)	691	93,461
Topdanmark AS	14,901	768,333
United International Enterprises, Ltd.	598	167,197
Vestjysk Bank A/S (A)	121,022	68,176
Zealand Pharma A/S (A)	9,861	302,714
Faeroe Islands 0.0%		25,730
BankNordik P/F	953	25,730
Finland 2.6%		23,816,704
Adapteo OYJ	16,395	324,371
Aktia Bank OYJ	19,949	270,973
Alma Media OYJ	11,325	137,166
Altia OYJ	5,312	67,995
Apetit OYJ	1,524	27,592
Aspo OYJ	5,505	64,215
Atria OYJ	5,227	72,407
BasWare OYJ (A)	2,688	131,010
Bittium OYJ	10,462	81,514
Cargotec OYJ, B Shares	14,456	821,746
Caverion OYJ	33,497	258,830
Citycon OYJ	21,062	190,351
Digia OYJ	7,562	70,047
Enento Group OYJ (A)(D)	5,041	218,942
Ferratum OYJ (A)	2,783	15,591
Finnair OYJ (A)	239,993	208,914
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Finland (continued)
Fiskars OYJ ABP	10,333	$215,738
F-Secure OYJ	33,411	173,173
Harvia Oyj	3,625	203,507
HKScan OYJ, A Shares	11,127	32,690
Huhtamaki OYJ	36,128	1,703,243
Ilkka-Yhtyma OYJ	9,901	58,766
Kamux Corp.	2,351	43,977
Kemira OYJ	33,664	552,814
Kojamo OYJ	28,258	646,759
Konecranes OYJ	21,741	992,166
Lassila & Tikanoja OYJ	9,775	169,043
Lehto Group OYJ (A)	2,434	4,790
Metsa Board OYJ	63,194	747,927
Metso Outotec OYJ	162,403	1,925,046
Musti Group Oyj (A)	564	21,652
Neles OYJ	40,518	605,556
Nokian Renkaat OYJ	47,202	1,890,496
Olvi OYJ, A Shares	4,942	310,981
Oriola OYJ, A Shares	8,342	20,324
Oriola OYJ, B Shares	42,174	93,907
Orion OYJ, Class A	8,076	358,066
Orion OYJ, Class B	34,310	1,514,847
Outokumpu OYJ (A)	82,558	460,833
Pihlajalinna OYJ	643	8,591
Ponsse OYJ	4,062	215,101
QT Group OYJ (A)	2,996	400,745
Raisio OYJ, V Shares	46,629	240,498
Rapala VMC OYJ (A)	5,592	56,918
Raute OYJ, A Shares	728	19,992
Revenio Group OYJ	4,938	382,676
Sanoma OYJ	27,196	459,499
Teleste OYJ	3,860	30,233
Terveystalo OYJ (D)	13,715	197,446
TietoEVRY OYJ	27,429	895,193
Tikkurila OYJ	13,665	564,607
Tokmanni Group Corp.	16,285	451,867
Uponor OYJ	23,098	691,252
Vaisala OYJ, A Shares	6,527	280,637
Valmet OYJ	48,158	2,089,464
Verkkokauppa.com Oyj	2,556	27,067
Wartsila OYJ ABP	54,907	741,037
YIT OYJ	57,337	355,916
France 4.2%		37,485,560
ABC arbitrage	1,457	12,726
AKWEL	4,639	158,453
Albioma SA	10,388	456,670
ALD SA (D)	4,202	64,388
Altamir	5,040	147,532
Alten SA (A)	8,846	1,083,371
Assystem SA	2,731	100,549
Atari SA (A)	20,392	13,940
Aubay	2,888	141,849
Axway Software SA	2,311	86,140
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
France (continued)
Bastide le Confort Medical	1,540	$90,008
Beneteau SA (A)	17,098	293,465
Bigben Interactive (A)	4,952	116,131
Boiron SA	1,866	91,590
Bonduelle SCA	7,695	205,880
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	85	84,948
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	9,586
Casino Guichard Perrachon SA (A)	5,970	192,738
Catering International Services (A)(B)	1,089	16,193
Cegedim SA (A)	1,780	52,626
CGG SA (A)	223,598	237,088
Chargeurs SA	6,565	181,828
Cie des Alpes (A)	5,089	143,579
Cie Plastic Omnium SA	20,563	706,755
Coface SA	42,152	514,105
Derichebourg SA (A)	40,374	413,976
Ekinops SAS (A)	762	6,663
Electricite de Strasbourg SA	351	49,198
Elior Group SA (A)(D)	30,983	245,851
Elis SA (A)	60,129	1,145,420
Eramet SA (A)(B)	2,120	152,966
Erytech Pharma SA (A)(B)	6,297	34,233
ESI Group (A)	260	19,028
Etablissements Maurel et Prom SA (A)	16,287	36,538
Eurazeo SE	6,785	600,277
Europcar Mobility Group (A)(B)(D)	141,303	67,814
Eutelsat Communications SA	72,423	911,202
Exel Industries SA, A Shares (A)	466	46,010
Faurecia SE	30,095	1,651,449
Fnac Darty SA (A)	7,145	498,747
Gaumont SA (A)	489	65,027
Gaztransport Et Technigaz SA	6,852	570,278
GEA (B)	126	16,593
GL Events (A)(B)	4,616	84,075
Groupe Crit (A)	1,108	83,386
Guerbet	2,565	98,585
Haulotte Group SA	3,951	29,746
HEXAOM (A)	1,083	56,806
ID Logistics Group (A)	856	250,253
Iliad SA	6,252	1,026,505
Imerys SA	12,891	673,222
Infotel SA	442	26,142
Ipsen SA	862	89,981
IPSOS	16,827	690,830
Jacquet Metals SA (B)	5,053	129,944
JCDecaux SA (A)	23,094	676,541
Kaufman & Broad SA	6,402	304,353
Korian SA	22,659	829,791
Lagardere SCA (A)(B)	22,776	576,102
Laurent-Perrier	1,118	118,026
Lectra	10,054	397,890
Linedata Services	1,472	69,793
LISI	8,173	287,418
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
LNA Sante SA	2,041	$124,527
Lumibird (A)	733	13,693
Maisons du Monde SA (D)	16,288	452,404
Manitou BF SA	5,055	166,141
Manutan International	906	83,044
Mersen SA (A)	6,826	254,765
METabolic EXplorer SA (A)(B)	8,100	43,648
Metropole Television SA	10,149	215,291
Neoen SA (A)(D)	3,781	158,470
Nexans SA	12,390	1,096,407
Nexity SA	17,563	914,319
Nicox (A)	6,072	30,695
NRJ Group (A)	6,595	52,123
Oeneo SA (A)	4,715	69,957
OL Groupe SA (A)	3,929	10,583
Onxeo SA (A)	2,056	1,696
Orpea SA	5,703	716,473
Pharmagest Interactive	98	10,863
Plastivaloire	1,440	12,619
Quadient SA	14,118	413,528
Rallye SA (A)	5,107	41,947
Recylex SA (A)(C)	4,454	10,037
Rexel SA	106,897	2,174,931
Robertet SA (B)	199	241,533
Rothschild & Company	15,152	600,568
Rubis SCA	27,650	1,329,504
Samse SA	285	67,082
Savencia SA	1,977	174,486
SCOR SE	35,180	1,145,241
Seche Environnement SA	2,029	127,652
Societe BIC SA	9,132	691,783
Societe LDC SA	91	11,262
Societe pour l'Informatique Industrielle	2,435	77,802
SOITEC (A)	7,142	1,442,957
Solocal Group (A)(B)	47,008	141,154
Somfy SA	2,520	431,249
Sopra Steria Group (A)	5,649	1,045,276
SPIE SA	46,481	1,114,331
Stef SA	1,253	138,869
Synergie SE	3,330	146,416
Tarkett SA (A)	5,513	135,673
Television Francaise 1	19,246	201,168
Thermador Groupe	2,187	232,368
Tikehau Capital SCA (B)	4,257	139,878
Trigano SA	3,138	656,429
Union Financiere de France BQE SA	1,451	34,579
Valeo SA	5,249	172,474
Vallourec SA (A)(B)	2,042	69,293
Valneva SE (A)(B)	10,004	129,614
Verallia SA (D)	2,664	106,517
Vetoquinol SA	1,228	158,103
Vicat SA	9,439	498,562
VIEL & Cie SA	6,888	51,044
Vilmorin & Cie SA	2,792	198,067
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Virbac SA (A)	1,246	$410,747
Vranken-Pommery Monopole SA (A)	923	20,265
Wavestone (A)	934	42,656
Gabon 0.0%		42,383
Total Gabon	243	42,383
Georgia 0.1%		400,521
Bank of Georgia Group PLC (A)	16,076	299,055
Georgia Capital PLC (A)	10,443	90,544
TBC Bank Group PLC (A)	664	10,922
Germany 6.3%		57,158,578
1&1 Drillisch AG	16,862	537,217
7C Solarparken AG	10,995	54,863
Aareal Bank AG	24,051	607,273
ADVA Optical Networking SE (A)	18,599	244,346
AIXTRON SE	28,362	577,185
All for One Group SE	784	59,845
Allgeier SE	2,876	86,644
Atoss Software AG	1,254	263,268
Aurubis AG	10,624	994,239
Basler AG	1,233	163,957
Bauer AG (A)	5,204	82,166
BayWa AG	6,365	308,812
Bechtle AG	1,586	306,969
Bertrandt AG	2,555	164,740
bet-at-home.com AG	1,430	70,500
Bijou Brigitte AG (A)	1,764	58,067
Bilfinger SE (B)	12,863	420,196
Borussia Dortmund GmbH & Company KGaA (A)(B)	24,608	174,907
CANCOM SE	11,873	704,727
CECONOMY AG (A)	59,337	333,490
CENIT AG	2,412	41,887
Cewe Stiftung & Company KGAA	2,238	367,299
Commerzbank AG (A)	160,420	1,294,028
CompuGroup Medical SE & Company KgaA	8,511	701,154
CropEnergies AG	9,512	126,238
CTS Eventim AG & Company KGaA (A)	16,701	1,150,200
Data Modul AG	635	38,694
Dermapharm Holding SE	3,123	266,802
Deutsche Beteiligungs AG	6,293	269,863
Deutsche EuroShop AG (A)	18,166	430,014
Deutsche Lufthansa AG (A)(B)	18,555	241,539
Deutsche Pfandbriefbank AG (D)	59,817	708,237
Deutz AG (A)	46,086	390,319
DIC Asset AG	20,861	375,090
DMG Mori AG	1,448	72,879
Dr. Hoenle AG (B)	1,598	89,468
Draegerwerk AG & Company KGaA	1,433	129,473
Duerr AG	21,647	890,998
Eckert & Ziegler Strahlen- und Medizintechnik AG (B)	5,329	576,701
Elmos Semiconductor SE	3,427	146,055
ElringKlinger AG (A)	9,007	169,219
Encavis AG	11,226	207,972
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
Energiekontor AG	2,199	$147,128
Evotec SE (A)	22,009	970,402
Fielmann AG (A)	7,017	564,658
First Sensor AG	2,622	139,063
FlatexDEGIRO AG (A)	4,789	602,652
FORTEC Elektronik AG	601	13,111
Francotyp-Postalia Holding AG (A)	2,607	9,793
Fraport AG Frankfurt Airport Services Worldwide (A)	5,372	373,593
Freenet AG	42,601	1,175,136
FUCHS PETROLUB SE	9,623	405,922
GEA Group AG	52,409	2,280,286
Gerresheimer AG	11,192	1,237,244
Gesco AG	3,651	95,339
GFT Technologies SE	7,351	184,593
GRENKE AG (B)	1,808	84,765
H&R GmbH & Company KGaA (A)	8,359	72,330
Hamburger Hafen und Logistik AG	9,289	242,222
Hawesko Holding AG	828	52,472
Heidelberger Druckmaschinen AG (A)	90,943	207,275
Hella GmbH & Company KGaA (A)	13,544	941,530
HOCHTIEF AG	5,174	436,352
HolidayCheck Group AG (A)	18,784	71,173
Home24 SE (A)	448	9,507
Hornbach Baumarkt AG	3,268	156,699
Hornbach Holding AG & Company KGaA	4,326	482,335
HUGO BOSS AG	19,098	1,084,179
Hypoport SE (A)	928	518,979
Indus Holding AG	8,586	357,324
Instone Real Estate Group AG (A)(D)	10,335	326,841
IVU Traffic Technologies AG	5,026	113,798
Jenoptik AG	21,055	624,860
JOST Werke AG (D)	5,812	393,246
K+S AG	81,349	1,124,266
Kloeckner & Company SE (A)	27,626	380,962
Koenig & Bauer AG (A)	4,359	152,860
Krones AG	5,648	535,404
KSB SE & Company KGaA	73	30,912
KWS Saat SE & Company KGaA	4,300	402,462
LANXESS AG	29,034	2,170,050
Leifheit AG	4,376	255,171
Leoni AG (A)(B)	12,042	196,043
LPKF Laser & Electronics AG	6,979	194,649
Manz AG (A)(B)	1,315	87,670
Mediclin AG (A)	8,179	39,828
Medigene AG (A)	6,493	30,526
Medios AG (A)	1,112	47,088
METRO AG	33,723	437,713
MLP SE	26,029	234,617
Nagarro SE (A)	2,876	312,228
New Work SE	1,026	295,225
Nexus AG	6,223	489,053
Nordex SE (A)	31,647	725,979
Norma Group SE	14,871	855,419
OHB SE	2,007	88,905
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
PATRIZIA AG	17,444	$507,320
Pfeiffer Vacuum Technology AG	2,347	463,797
PNE AG	21,938	195,581
Progress-Werk Oberkirch AG (A)	386	15,898
ProSiebenSat.1 Media SE (A)	77,690	1,744,330
PSI Software AG	4,102	146,184
PVA TePla AG (A)	2,339	67,203
q.beyond AG (A)	47,970	107,183
R Stahl AG (A)	823	26,278
Rheinmetall AG	15,575	1,624,760
SAF-Holland SE (A)	22,781	366,250
Salzgitter AG (A)	18,335	594,328
Schaltbau Holding AG (A)	1,534	65,595
Scout24 AG (D)	1,392	113,273
Secunet Security Networks AG	439	203,915
SGL Carbon SE (A)	17,099	135,713
Siltronic AG	7,643	1,329,389
Sixt SE (A)(B)	5,080	808,177
SMA Solar Technology AG (A)	5,354	298,224
Softing AG	2,069	15,533
Software AG	18,535	817,589
STRATEC SE	1,791	261,039
Stroeer SE & Company KGaA	10,603	881,446
Suedzucker AG	23,499	389,206
SUESS MicroTec SE (A)	7,325	210,885
Surteco Group SE (A)	2,163	71,768
Syzygy AG	471	3,900
TAG Immobilien AG	52,396	1,647,765
Takkt AG	15,103	255,232
Technotrans SE	2,893	91,505
thyssenkrupp AG (A)	86,195	1,015,228
Traffic Systems SE	2,239	108,228
TUI AG (A)(B)	43,657	267,475
United Internet AG	1,582	65,979
Varta AG (A)(B)	2,439	371,917
VERBIO Vereinigte BioEnergie AG (B)	12,056	663,731
Vossloh AG	3,933	201,461
Wacker Chemie AG	5,747	971,795
Wacker Neuson SE	13,148	397,701
Washtec AG	4,114	264,944
Westwing Group AG (A)	1,430	92,200
Wuestenrot & Wuerttembergische AG	10,450	242,668
Zeal Network SE	2,472	120,648
zooplus AG (A)	1,918	555,960
Gibraltar 0.1%		634,063
888 Holdings PLC	111,653	634,063
Greece 0.0%		41
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	41
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		31,909
GronlandsBANKEN A/S	313	31,909
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Guernsey, Channel Islands 0.0%		$347,337
Burford Capital, Ltd.	22,804	274,625
Raven Property Group, Ltd. (A)	170,505	72,712
Hong Kong 2.3%		21,058,741
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aceso Life Science Group, Ltd. (A)	451,733	12,717
Aeon Credit Service Asia Company, Ltd.	60,000	40,132
Allied Group, Ltd.	360,000	148,009
APAC Resources, Ltd.	182,171	31,884
Apollo Future Mobility Group, Ltd. (A)	392,000	23,724
Applied Development Holdings, Ltd. (A)	555,000	9,973
Asia Financial Holdings, Ltd.	94,000	44,813
Asia Standard International Group, Ltd. (A)	236,000	39,506
Asiasec Properties, Ltd. (A)	103,000	15,908
ASM Pacific Technology, Ltd.	61,000	804,560
Associated International Hotels, Ltd.	26,000	44,892
Blue River Holdings, Ltd. (A)	267,360	13,623
BOCOM International Holdings Company, Ltd.	346,000	80,764
BOE Varitronix, Ltd.	305,000	165,052
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,568
Build King Holdings, Ltd.	150,000	21,448
Burwill Holdings, Ltd. (A)(C)	1,216,000	11,124
Cafe de Coral Holdings, Ltd.	138,000	300,913
Cathay Pacific Airways, Ltd. (A)	37,000	32,269
Century City International Holdings, Ltd.	452,000	25,900
CGN Mining Company, Ltd.	535,000	47,584
Chen Hsong Holdings	40,000	14,021
Chevalier International Holdings, Ltd.	45,524	56,882
China Baoli Technologies Holdings, Ltd. (A)	517,500	4,668
China Best Group Holding, Ltd. (A)	140,000	5,612
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	23,891
China Energy Development Holdings, Ltd. (A)	2,938,000	34,776
China Motor Bus Company, Ltd.	6,400	89,884
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	80,475
China Strategic Holdings, Ltd. (A)(B)	4,597,500	74,569
China Tonghai International Financial, Ltd.	80,000	2,403
Chinese Estates Holdings, Ltd.	183,500	90,124
Chinney Investments, Ltd.	36,000	8,817
Chong Hing Bank, Ltd.	80,000	209,009
Chow Sang Sang Holdings International, Ltd.	135,000	235,550
Chuang's China Investments, Ltd.	210,000	12,329
Chuang's Consortium International, Ltd.	340,021	47,287
CITIC Telecom International Holdings, Ltd.	608,000	202,926
CMBC Capital Holdings, Ltd.	630,000	8,108
Convenience Retail Asia, Ltd. (B)	130,000	11,727
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,173
CSI Properties, Ltd.	1,976,333	64,936
Dah Sing Banking Group, Ltd.	150,448	172,605
Dah Sing Financial Holdings, Ltd.	62,744	223,355
Dickson Concepts International, Ltd.	63,500	33,814
Digital Domain Holdings, Ltd. (A)	1,000,000	9,016
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	79,257
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
Eagle Nice International Holdings, Ltd.	46,000	$28,595
EC Healthcare	59,000	98,221
EcoGreen International Group, Ltd.	76,000	18,891
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	19,620
Emperor Entertainment Hotel, Ltd.	185,000	27,424
Emperor International Holdings, Ltd.	508,250	75,151
Emperor Watch & Jewellery, Ltd. (A)	1,270,000	27,018
Energy International Investments Holdings, Ltd. (A)	700,000	6,030
ENM Holdings, Ltd. (A)	368,000	32,223
Esprit Holdings, Ltd. (A)	1,072,875	107,828
Fairwood Holdings, Ltd.	30,500	69,201
Far East Consortium International, Ltd.	585,918	210,625
First Pacific Company, Ltd.	714,000	249,098
First Shanghai Investments, Ltd. (A)	72,000	3,012
Fountain SET Holdings, Ltd.	188,000	34,170
Freeman FinTech Corp., Ltd. (A)(C)	260,000	603
GBA Holdings, Ltd. (A)	16,480,000	21,235
GDH Guangnan Holdings, Ltd.	108,000	10,020
Genting Hong Kong, Ltd. (A)	174,000	11,900
Giordano International, Ltd.	481,708	106,738
Glorious Sun Enterprises, Ltd.	146,000	15,809
Gold Peak Industries Holdings, Ltd. (A)	90,000	7,524
Golden Resources Development International, Ltd.	298,000	24,567
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	2,957
Great Eagle Holdings, Ltd.	75,000	255,731
G-Resources Group, Ltd. (A)	10,684,800	64,734
Guotai Junan International Holdings, Ltd. (B)	1,316,600	238,914
Haitong International Securities Group, Ltd.	880,288	273,221
Hang Lung Group, Ltd.	245,000	606,426
Hanison Construction Holdings, Ltd.	143,631	24,763
Harbour Centre Development, Ltd.	37,500	38,697
HKBN, Ltd.	148,500	201,258
HKR International, Ltd.	361,840	176,641
Hon Kwok Land Investment Company, Ltd.	64,000	29,951
Hong Kong Ferry Holdings Company, Ltd.	46,000	35,558
Hong Kong Television Network, Ltd., ADR (A)	1,717	41,594
Hongkong Chinese, Ltd.	224,000	19,069
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	33,192
Hutchison Port Holdings Trust	1,279,000	306,574
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	97,048
Hypebeast, Ltd. (A)	50,000	7,088
Hysan Development Company, Ltd.	195,000	771,296
I-CABLE Communications, Ltd. (A)	680,000	8,159
Imagi International Holdings, Ltd. (A)	117,281	9,687
International Housewares Retail Company, Ltd.	124,000	46,160
IPE Group, Ltd. (A)	220,000	18,962
IRC, Ltd. (A)	1,194,000	52,314
ITC Properties Group, Ltd.	136,252	17,731
Jacobson Pharma Corp., Ltd.	176,000	17,667
JBM Healthcare, Ltd. (A)	22,000	5,371
Johnson Electric Holdings, Ltd.	120,500	320,907
K Wah International Holdings, Ltd.	295,000	145,505
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Kader Holdings Company, Ltd. (A)	248,000	$13,917
Karrie International Holdings, Ltd.	130,000	30,507
Keck Seng Investments Hong Kong, Ltd.	19,000	9,944
Kerry Logistics Network, Ltd.	237,500	709,836
Kerry Properties, Ltd.	170,000	586,187
Kingmaker Footwear Holdings, Ltd.	54,000	6,535
Kingston Financial Group, Ltd.	174,000	12,800
Kowloon Development Company, Ltd.	126,000	156,598
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	6,324
Lai Sun Development Company, Ltd. (A)	84,786	61,528
Lai Sun Garment International, Ltd. (A)	31,231	24,133
Landing International Development, Ltd. (A)	523,200	17,867
Landsea Green Properties Company, Ltd. (A)	404,000	27,085
Langham Hospitality Investments and Langham Hospitality Investments, Ltd. (A)	578,250	72,285
Lerthai Group, Ltd. (A)(C)	18,000	2,064
Lifestyle International Holdings, Ltd. (A)	169,000	139,930
Lippo China Resources, Ltd.	1,028,000	16,180
Lippo, Ltd.	31,250	9,625
Liu Chong Hing Investment, Ltd.	76,000	82,075
Luk Fook Holdings International, Ltd.	144,000	404,247
Lung Kee Bermuda Holdings, Ltd.	48,000	22,830
Magnificent Hotel Investment, Ltd.	438,000	6,443
Mandarin Oriental International, Ltd. (A)	48,800	95,087
Mason Group Holdings, Ltd. (A)	9,029,000	37,261
Melco International Development, Ltd.	199,000	361,498
MH Development, Ltd. (A)(C)	124,000	18,534
Ming Fai International Holdings, Ltd.	41,000	3,747
Miramar Hotel & Investment	86,000	166,219
Modern Dental Group, Ltd.	135,000	115,918
Nameson Holdings, Ltd.	196,000	14,651
National Electronics Holdings	88,000	12,920
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,958
Neo-Neon Holdings, Ltd. (A)	134,000	8,642
NewOcean Energy Holdings, Ltd. (A)	336,000	19,044
Nissin Foods Company, Ltd.	13,000	10,434
NWS Holdings, Ltd.	302,000	342,435
Oriental Watch Holdings	134,378	64,069
Oshidori International Holdings, Ltd. (A)	1,807,200	135,018
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd. (A)	1,927,000	727,324
Pacific Century Premium Developments, Ltd. (A)	32,400	2,966
Pacific Textiles Holdings, Ltd.	307,000	204,801
Pak Fah Yeow International, Ltd.	20,000	4,737
Paliburg Holdings, Ltd.	101,380	27,978
Paradise Entertainment, Ltd. (A)	176,000	24,275
PC Partner Group, Ltd. (A)	24,000	12,002
PCCW, Ltd.	805,773	445,587
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Shape Medical, Ltd.	172,000	178,364
Pico Far East Holdings, Ltd.	254,000	45,504
Playmates Holdings, Ltd.	640,000	75,088
Plover Bay Technologies, Ltd.	88,000	18,723
PT International Development Company, Ltd. (A)	453,327	22,792
Public Financial Holdings, Ltd.	126,000	41,754
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
Regal Hotels International Holdings, Ltd.	117,200	$61,169
Regina Miracle International Holdings, Ltd. (D)	67,000	19,511
Renco Holdings Group, Ltd. (A)	102,000	2,377
SAS Dragon Holdings, Ltd.	84,000	34,268
SEA Holdings, Ltd.	68,484	73,236
Shangri-La Asia, Ltd. (A)	312,000	291,206
Shenwan Hongyuan HK, Ltd.	120,000	15,468
Shun Ho Property Investments, Ltd.	7,227	1,164
Shun Tak Holdings, Ltd.	557,250	178,288
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	10,717
Sing Tao News Corp., Ltd. (A)	118,000	13,076
SITC International Holdings Company, Ltd.	343,000	1,210,335
SJM Holdings, Ltd.	212,000	242,270
SmarTone Telecommunications Holdings, Ltd.	73,089	42,564
Soundwill Holdings, Ltd.	39,500	45,530
Stella International Holdings, Ltd. (A)	131,000	160,157
Summit Ascent Holdings, Ltd. (A)	130,000	12,735
Sun Hung Kai & Company, Ltd.	216,318	119,913
SUNeVision Holdings, Ltd.	173,000	179,658
TAI Cheung Holdings, Ltd.	115,000	71,257
Tan Chong International, Ltd.	63,000	16,639
Television Broadcasts, Ltd. (B)	124,100	124,233
Texwinca Holdings, Ltd.	330,000	85,915
The Hongkong & Shanghai Hotels, Ltd. (A)	188,023	188,852
The United Laboratories International Holdings, Ltd.	308,500	281,183
Theme International Holdings, Ltd. (A)	855,000	97,068
Tradelink Electronic Commerce, Ltd.	186,000	27,807
Transport International Holdings, Ltd.	95,878	193,971
Up Energy Development Group, Ltd. (A)(C)	898,000	1,493
Upbest Group, Ltd.	8,000	865
Value Partners Group, Ltd.	159,000	108,206
Valuetronics Holdings, Ltd.	125,150	60,518
Vanke Overseas Investment Holding Company, Ltd.	35,000	11,722
Vedan International Holdings, Ltd.	168,000	16,233
Vitasoy International Holdings, Ltd. (B)	176,000	683,596
VSTECS Holdings, Ltd.	284,400	277,812
VTech Holdings, Ltd.	58,600	605,461
Wai Kee Holdings, Ltd.	72,000	38,385
Wang On Group, Ltd.	1,780,000	16,521
Wealthking Investments, Ltd. (A)	376,000	36,273
Wing On Company International, Ltd.	28,000	64,601
Wing Tai Properties, Ltd.	118,000	71,111
YGM Trading, Ltd. (A)	22,000	5,805
Yue Yuen Industrial Holdings, Ltd.	237,500	620,086
Yunfeng Financial Group, Ltd. (A)	46,000	16,953
Zensun Enterprises, Ltd. (B)	530,000	43,053
Zhaobangji Properties Holdings, Ltd. (A)	632,000	52,955
Ireland 0.7%		6,680,393
AIB Group PLC (A)	51,276	170,777
AIB Group PLC (London Stock Exchange) (A)	7,501	24,123
Bank of Ireland Group PLC (A)	14,794	95,871
Bank of Ireland Group PLC (London Stock Exchange) (A)	215,337	1,381,739
C&C Group PLC (A)	110,133	376,590
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Ireland (continued)
Cairn Homes PLC (A)	123,293	$160,531
COSMO Pharmaceuticals NV (A)	122	11,712
Dalata Hotel Group PLC (A)	14,793	79,651
Datalex PLC (A)	4,124	2,219
FBD Holdings PLC (A)	8,155	85,637
Glanbia PLC	53,416	900,874
Glenveagh Properties PLC (A)(D)	69,884	84,207
Grafton Group PLC	86,201	1,435,174
Greencore Group PLC (A)	189,388	377,882
Hostelworld Group PLC (A)(D)	11,005	15,155
Irish Continental Group PLC	42,651	231,799
Permanent TSB Group Holdings PLC (A)	11,820	21,351
UDG Healthcare PLC	81,694	1,225,101
Isle of Man 0.1%		974,000
Hansard Global PLC	11,952	10,626
Playtech PLC (A)	117,955	769,454
Strix Group PLC	45,890	193,920
Israel 1.5%		13,683,089
Adgar Investment and Development, Ltd.	21,013	41,549
Afcon Holdings, Ltd.	661	41,418
AFI Properties, Ltd. (A)	7,915	353,544
Africa Israel Residences, Ltd.	983	52,566
Airport City, Ltd. (A)	3,050	53,530
Allot, Ltd. (A)	12,253	228,619
Alrov Properties and Lodgings, Ltd. (A)	2,216	101,295
Arad, Ltd.	2,993	44,202
Ashtrom Group, Ltd.	15,559	366,580
Atreyu Capital Markets, Ltd.	3,104	51,457
AudioCodes, Ltd.	361	11,740
Aura Investments, Ltd.	23,960	25,161
Avgol Industries 1953, Ltd. (A)	33,538	31,608
Azorim-Investment Development & Construction Company, Ltd. (A)	37,724	155,477
Bayside Land Corp., Ltd.	37,900	352,309
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	47,739
Big Shopping Centers, Ltd. (A)	1,867	228,629
Blue Square Real Estate, Ltd.	1,795	130,591
Camtek, Ltd. (A)	8,218	296,877
Carasso Motors, Ltd.	12,009	63,628
Cellcom Israel, Ltd. (A)	31,945	124,424
Ceragon Networks, Ltd. (A)	14,289	47,725
Clal Insurance Enterprises Holdings, Ltd. (A)	10,232	197,609
Compugen, Ltd. (A)	4,568	35,731
Danel Adir Yeoshua, Ltd.	1,822	354,190
Delek Automotive Systems, Ltd.	14,507	177,669
Delek Group, Ltd. (A)	241	12,732
Delta Galil Industries, Ltd.	3,337	116,361
Dor Alon Energy in Israel 1988, Ltd.	2,265	58,690
Duniec Brothers, Ltd.	677	31,801
Electra Consumer Products 1970, Ltd.	3,782	194,192
Electra Real Estate, Ltd.	8,261	99,661
Electra, Ltd.	618	345,946
Elron Electronic Industries, Ltd. (A)	4,362	16,657
Energix-Renewable Energies, Ltd.	1	3
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Israel (continued)
Enlight Renewable Energy, Ltd. (A)	195,674	$412,063
Equital, Ltd. (A)	8,530	234,247
First International Bank of Israel, Ltd. (A)	1	19
FMS Enterprises Migun, Ltd.	1,394	40,336
Formula Systems 1985, Ltd.	3,729	324,765
Fox Wizel, Ltd.	3,426	396,320
Gilat Satellite Networks, Ltd.	11,617	115,104
Gilat Satellite Networks, Ltd. (New York Stock Exchange)	759	7,658
Hadera Paper, Ltd.	1,499	118,791
Harel Insurance Investments & Financial Services, Ltd.	42,237	447,563
Hilan, Ltd.	5,426	273,565
IDI Insurance Company, Ltd.	2,800	107,559
IES Holdings, Ltd.	762	52,314
Inrom Construction Industries, Ltd.	21,145	107,534
Israel Canada T.R., Ltd.	47,404	197,767
Israel Land Development - Urban Renewal, Ltd.	4,391	55,800
Isras Investment Company, Ltd.	541	126,875
Issta Lines, Ltd. (A)	1,677	34,152
Kamada, Ltd. (A)	11,932	70,866
Kerur Holdings, Ltd.	2,256	68,016
Klil Industries, Ltd.	300	29,803
Levinstein Properties, Ltd.	1,350	38,917
Magic Software Enterprises, Ltd.	10,744	178,101
Malam - Team, Ltd.	3,260	109,848
Matrix IT, Ltd.	12,240	308,933
Maytronics, Ltd.	15,723	303,725
Mediterranean Towers, Ltd.	29,603	91,646
Mega Or Holdings, Ltd.	6,183	208,278
Mehadrin, Ltd. (A)	167	7,637
Meitav Dash Investments, Ltd.	9,168	56,282
Menora Mivtachim Holdings, Ltd.	11,021	231,715
Migdal Insurance & Financial Holdings, Ltd. (A)	140,977	200,858
Minrav Holdings, Ltd. (A)	126	28,294
Mivne Real Estate KD, Ltd.	71,013	212,003
Mivtach Shamir Holdings, Ltd.	1,455	51,159
Mizrahi Tefahot Bank, Ltd. (A)	1	21
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	65,837
Nawi Brothers, Ltd.	6,442	47,004
Neto Malinda Trading, Ltd. (A)	532	11,965
Neto ME Holdings, Ltd.	616	24,595
Nova Measuring Instruments, Ltd. (A)	3,794	373,493
Novolog, Ltd.	61,707	58,742
NR Spuntech Industries, Ltd.	7,555	21,752
Oil Refineries, Ltd. (A)	526,893	142,523
One Software Technologies, Ltd.	1,189	160,278
Partner Communications Company, Ltd. (A)	49,065	234,197
Paz Oil Company, Ltd.	3,404	448,143
Perion Network, Ltd. (A)	7,639	127,273
Plasson Industries, Ltd.	1,357	75,391
Pluristem Therapeutics, Inc. (A)	1,728	6,310
Plus500, Ltd.	30,141	645,291
Prashkovsky Investments & Construction, Ltd.	396	13,167
Priortech, Ltd.	2,125	54,865
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,696	174,168
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Israel (continued)
Scope Metals Group, Ltd.	2,885	$90,634
Shikun & Binui, Ltd. (A)	4,486	30,280
Summit Real Estate Holdings, Ltd. (A)	15,438	246,649
Suny Cellular Communication, Ltd. (A)	18,682	7,840
Tadiran Group, Ltd.	1,091	136,499
Telsys	1,590	70,864
The Phoenix Holdings, Ltd.	47,349	450,067
Tower Semiconductor, Ltd. (A)	1	17
Victory Supermarket Chain, Ltd.	2,484	52,205
Vitania, Ltd.	289	2,012
YH Dimri Construction & Development, Ltd.	2,839	170,584
Italy 3.4%		30,953,455
A2A SpA	556,358	1,161,611
ACEA SpA	18,547	443,327
Aeffe SpA (A)	24,188	53,053
Amplifon SpA	9,732	457,254
Anima Holding SpA (D)	103,438	541,555
Aquafil SpA (A)	2,427	18,596
Arnoldo Mondadori Editore SpA (A)	41,391	85,044
Ascopiave SpA	25,679	116,130
Autogrill SpA (A)(B)	15,277	130,986
Autostrade Meridionali SpA	562	18,264
Avio SpA	6,136	96,684
Azimut Holding SpA	34,689	854,517
B&C Speakers SpA	959	13,458
Banca Carige SpA (A)(C)	14,180	23
Banca Generali SpA (A)	18,679	752,163
Banca IFIS SpA	9,421	147,440
Banca Mediolanum SpA	35,508	343,034
Banca Monte dei Paschi di Siena SpA (A)	1,513	2,284
Banca Popolare di Sondrio SCPA	194,501	954,955
Banca Profilo SpA	121,842	32,160
Banca Sistema SpA (A)(B)(D)	23,962	60,156
Banco BPM SpA	532,763	1,885,982
Banco di Desio e della Brianza SpA	13,389	52,202
Be Shaping The Future SpA (B)	26,372	51,029
BFF Bank SpA (D)	46,719	438,302
Biesse SpA (A)	2,094	77,537
BPER Banca	303,316	752,817
Brembo SpA	16,284	211,735
Brunello Cucinelli SpA (A)	12,373	738,875
Buzzi Unicem SpA	36,101	1,023,538
Cairo Communication SpA	32,522	73,477
Carel Industries SpA (D)	6,235	175,739
Cementir Holding NV	19,485	222,499
Cerved Group SpA (A)	44,259	526,192
CIR SpA-Compagnie Industriali (A)	340,106	209,022
Credito Emiliano SpA	37,888	247,573
Danieli & C Officine Meccaniche SpA (B)	5,463	143,309
Danieli & C Officine Meccaniche SpA, Savings Shares	9,256	168,300
De' Longhi SpA	21,515	955,537
DeA Capital SpA (A)	39,171	64,056
doValue SpA (A)(D)	878	10,939
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Italy (continued)
Elica SpA (A)	10,005	$41,328
Emak SpA (A)	28,372	65,101
ERG SpA	21,203	647,001
Esprinet SpA	17,722	302,868
Eurotech SpA (A)	9,022	49,480
Fiera Milano SpA (A)	2,725	12,071
Fila SpA	2,736	36,126
Fincantieri SpA (A)(B)	193,472	170,426
FNM SpA (A)(B)	72,366	59,787
Gefran SpA	1,600	17,172
Geox SpA (A)(B)	22,422	31,111
Gruppo MutuiOnline SpA	10,709	544,982
Hera SpA	291,702	1,238,929
IMMSI SpA (A)	75,963	44,373
Intek Group SpA (A)	66,972	27,019
Interpump Group SpA	7,408	415,994
Iren SpA	229,342	734,093
Italgas SpA	172,930	1,143,940
Italmobiliare SpA	6,199	223,277
Juventus Football Club SpA (A)(B)	130,865	121,263
La Doria SpA	3,655	78,850
Leonardo SpA (B)	136,211	1,189,567
LU-VE SpA	2,562	50,443
Maire Tecnimont SpA (B)	49,836	178,770
Mediaset SpA (A)	170,993	610,621
Mediobanca Banca di Credito Finanziario SpA (A)	38,580	459,370
Openjobmetis SpA Agenzia per il Lavoro	4,189	46,568
OVS SpA (A)(D)	59,149	130,741
Piaggio & C SpA	72,749	285,136
Pirelli & C. SpA (A)(D)	130,223	767,630
Prima Industrie SpA (A)	1,462	39,819
Prysmian SpA	26,284	907,452
RAI Way SpA (D)	34,478	208,051
Reno de Medici SpA	86,273	110,944
Reply SpA	7,894	1,278,481
Rizzoli Corriere Della Sera Mediagroup SpA (B)	44,608	38,600
Sabaf SpA	2,928	90,970
Safilo Group SpA (A)	16,568	32,081
Saipem SpA (A)	162,309	403,189
Saras SpA (A)	186,965	160,584
Servizi Italia SpA (A)	3,687	9,978
Sesa SpA (A)	2,556	400,206
Societa Cattolica Di Assicurazione SPA (A)	19,842	146,524
Sogefi SpA (A)	10,059	16,669
SOL SpA	9,408	189,894
Tamburi Investment Partners SpA	47,010	448,598
Technogym SpA (D)	36,463	462,250
Tinexta SpA (A)	8,122	273,993
Tod's SpA (A)(B)	2,411	139,466
TXT e-solutions SpA	3,737	36,028
Unieuro SpA (A)(D)	5,335	166,088
Unipol Gruppo SpA	159,150	880,115
UnipolSai Assicurazioni SpA	50,785	151,990
Webuild SpA (B)	63,047	148,548
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Zignago Vetro SpA	8,446	$177,546
Japan 19.9%		179,913,202
A&D Company, Ltd.	6,900	64,863
Abist Company, Ltd.	1,300	34,109
Access Company, Ltd. (A)	6,400	51,693
Achilles Corp.	5,800	74,435
AD Works Group Company, Ltd.	10,540	15,632
Adastria Company, Ltd.	10,040	175,341
ADEKA Corp.	30,791	551,273
Ad-sol Nissin Corp.	2,800	60,912
Advan Company, Ltd.	9,100	78,137
Advance Create Company, Ltd.	3,200	25,294
Advanex, Inc.	1,000	12,115
Advantage Risk Management Company, Ltd.	1,800	12,491
Adventure, Inc.	600	43,113
Aeon Delight Company, Ltd.	5,800	177,462
Aeon Fantasy Company, Ltd.	3,300	64,826
AEON Financial Service Company, Ltd.	5,700	67,730
Aeon Hokkaido Corp.	7,700	73,404
Aeria, Inc.	4,300	22,345
AFC-HD AMS Life Science Company, Ltd.	1,800	15,679
Agro-Kanesho Company, Ltd.	900	11,955
Ahresty Corp. (A)	9,400	36,698
Ai Holdings Corp.	12,200	241,241
Aichi Corp.	14,200	111,680
Aichi Steel Corp.	4,100	117,057
Aichi Tokei Denki Company, Ltd.	1,100	43,162
Aida Engineering, Ltd.	19,500	155,949
Aiful Corp. (A)	123,000	420,960
Ain Holdings, Inc.	5,600	342,300
Ainavo Holdings Company, Ltd.	2,400	23,800
Aiphone Company, Ltd.	4,600	87,812
Airport Facilities Company, Ltd.	11,800	67,164
Aisan Industry Company, Ltd.	15,100	110,142
Aizawa Securities Company, Ltd.	13,700	137,989
Ajis Company, Ltd.	1,600	52,920
Akatsuki Corp.	6,800	22,539
Akatsuki, Inc.	2,200	71,290
Akebono Brake Industry Company, Ltd. (A)	25,300	40,856
Albis Company, Ltd.	2,200	46,376
Alconix Corp.	8,400	119,072
Alinco, Inc.	5,400	49,687
Alpen Company, Ltd.	5,400	133,150
Alpha Corp.	2,500	25,963
AlphaPolis Company, Ltd. (A)	1,100	32,832
Alps Logistics Company, Ltd.	6,000	50,681
Altech Corp.	5,730	103,345
Amano Corp.	15,200	400,311
Amiyaki Tei Company, Ltd.	2,000	51,992
Amuse, Inc.	2,300	45,310
Amvis Holdings, Inc.	400	23,541
Anabuki Kosan, Inc.	1,000	19,547
Anest Iwata Corp.	12,200	113,120
Anicom Holdings, Inc.	3,200	28,797
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Japan (continued)
AOI Electronics Company, Ltd.	1,600	$33,831
AOI TYO Holdings, Inc.	10,110	82,372
AOKI Holdings, Inc.	15,600	91,495
Aoyama Trading Company, Ltd. (A)	15,100	118,589
Aoyama Zaisan Networks Company, Ltd.	2,200	32,626
Aozora Bank, Ltd.	9,200	210,801
Apaman Company, Ltd.	3,100	16,287
Arakawa Chemical Industries, Ltd.	7,200	78,314
Arata Corp.	5,400	208,251
Araya Industrial Company, Ltd.	1,200	17,913
Arcland Sakamoto Company, Ltd.	1,500	19,537
Arcland Service Holdings Company, Ltd.	5,300	107,659
Arcs Company, Ltd.	15,284	340,036
Ardepro Company, Ltd.	60,800	31,401
Arealink Company, Ltd.	4,100	53,829
Argo Graphics, Inc.	5,500	152,531
Arisawa Manufacturing Company, Ltd.	12,600	105,592
ARTERIA Networks Corp.	3,100	45,663
Artnature, Inc.	6,300	37,198
ArtSpark Holdings, Inc.	1,200	36,288
Aruhi Corp.	2,200	32,176
As One Corp.	1,100	127,393
Asahi Broadcasting Group Holdings Corp.	4,000	26,194
Asahi Company, Ltd.	5,200	67,211
Asahi Diamond Industrial Company, Ltd.	23,100	108,362
Asahi Holdings, Inc.	26,200	568,698
Asahi Kogyosha Company, Ltd.	1,700	46,663
Asahi Net, Inc.	6,800	44,230
Asahi Printing Company, Ltd.	3,100	26,479
Asahi Yukizai Corp.	6,100	72,991
Asante, Inc.	2,700	43,861
Asanuma Corp.	2,700	111,374
Asax Company, Ltd.	4,100	25,962
Ashimori Industry Company, Ltd.	1,599	15,250
Asia Pile Holdings Corp.	11,600	52,073
ASKA Pharmaceutical Holdings Company, Ltd.	8,200	78,849
ASKUL Corp.	8,100	130,463
Asti Corp.	700	18,107
Ateam, Inc.	5,100	79,632
Atom Corp. (B)	26,000	181,033
Atsugi Company, Ltd. (A)	6,700	38,112
Aucnet, Inc.	1,000	12,673
Autobacs Seven Company, Ltd.	24,900	334,376
Avant Corp.	7,100	99,177
Avantia Company, Ltd.	5,700	46,198
Avex, Inc.	13,100	183,410
Axell Corp.	1,700	14,407
Axial Retailing, Inc.	5,800	207,546
Axyz Company, Ltd.	500	15,560
Azia Company, Ltd.	1,000	18,488
Bando Chemical Industries, Ltd.	13,800	106,336
Bank of the Ryukyus, Ltd.	15,300	98,442
Baroque Japan, Ltd.	2,500	17,673
Beauty Garage, Inc.	100	3,337
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Beenos, Inc.	2,400	$77,554
Belc Company, Ltd.	3,400	172,813
Bell System24 Holdings, Inc.	10,500	155,335
Belluna Company, Ltd.	18,600	186,198
Benesse Holdings, Inc.	10,900	252,592
BeNext-Yumeshin Group Company	16,939	197,651
Bengo4.com, Inc. (A)	1,600	128,516
Bic Camera, Inc.	16,100	159,981
Biofermin Pharmaceutical Company, Ltd.	2,100	59,918
B-Lot Company, Ltd.	3,000	18,000
BML, Inc.	8,100	275,783
Bookoff Group Holdings, Ltd. (B)	2,900	25,593
Bourbon Corp.	1,500	29,771
BP Castrol KK	2,600	33,170
Br. Holdings Corp.	9,900	46,206
BrainPad, Inc. (A)	1,300	58,443
Broadleaf Company, Ltd.	34,700	167,278
Bull-Dog Sauce Company, Ltd.	2,800	58,446
Bunka Shutter Company, Ltd.	19,500	193,517
Business Brain Showa-Ota, Inc.	1,600	26,302
C Uyemura & Company, Ltd.	2,200	171,800
CAC Holdings Corp.	5,500	71,503
Can Do Company, Ltd. (B)	3,800	68,993
Canare Electric Company, Ltd.	1,500	24,681
Canon Electronics, Inc.	7,300	114,419
Carenet, Inc.	700	50,833
Carlit Holdings Company, Ltd.	7,200	45,934
Casa, Inc.	1,000	8,696
Cawachi, Ltd.	5,500	112,959
CellSource Company, Ltd. (A)	200	21,123
Central Automotive Products, Ltd.	3,600	96,516
Central Glass Company, Ltd.	12,286	237,673
Central Security Patrols Company, Ltd.	3,200	85,099
Central Sports Company, Ltd.	2,400	54,111
Ceres, Inc. (B)	2,700	94,906
Charm Care Corp. KK	5,400	57,265
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	95,493
Chino Corp.	2,500	33,512
Chiyoda Company, Ltd.	7,200	58,111
Chiyoda Integre Company, Ltd.	4,500	75,850
Chodai Company, Ltd.	2,800	48,099
Chofu Seisakusho Company, Ltd.	6,700	125,424
Chori Company, Ltd.	5,300	81,430
Chubu Shiryo Company, Ltd.	7,800	83,369
Chudenko Corp.	10,900	239,602
Chuetsu Pulp & Paper Company, Ltd. (A)	3,300	36,423
Chugai Ro Company, Ltd.	2,400	45,449
Chugoku Marine Paints, Ltd.	14,000	112,399
Chuo Gyorui Company, Ltd.	300	7,917
Chuo Spring Company, Ltd.	6,400	67,976
Chuo Warehouse Company, Ltd.	2,600	26,754
CI Takiron Corp.	16,400	88,829
Citizen Watch Company, Ltd.	102,200	408,317
CK-San-Etsu Company, Ltd.	800	26,767
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Cleanup Corp.	9,700	$45,953
CMC Corp.	800	18,514
CMIC Holdings Company, Ltd.	2,500	34,178
CMK Corp.	19,000	81,735
cocokara fine, Inc. (B)	5,730	420,828
COLOPL, Inc.	1,500	10,857
Colowide Company, Ltd.	2,400	41,800
Comany, Inc.	1,000	10,059
Computer Engineering & Consulting, Ltd.	10,200	129,516
Computer Institute of Japan, Ltd.	5,100	39,111
Comture Corp.	8,100	170,296
CONEXIO Corp.	6,300	83,669
Core Corp.	2,100	27,743
Corona Corp.	7,000	59,863
Cosel Company, Ltd.	10,500	102,963
Cosmo Energy Holdings Company, Ltd.	22,400	472,846
Cosmos Initia Company, Ltd.	6,900	29,116
Cota Company, Ltd.	6,095	81,033
Create Medic Company, Ltd.	2,400	22,195
Create Restaurants Holdings, Inc. (A)	26,900	196,359
Create SD Holdings Company, Ltd.	2,300	67,993
Credit Saison Company, Ltd.	8,300	105,085
Creek & River Company, Ltd.	4,600	63,751
Cresco, Ltd.	5,800	89,515
CTI Engineering Company, Ltd.	4,600	104,038
CTS Company, Ltd.	9,900	79,959
Cube System, Inc.	2,300	21,987
Curves Holdings Company, Ltd.	6,100	48,690
Cyber Com Company, Ltd.	900	12,262
Cybernet Systems Company, Ltd.	6,300	46,503
Cyberstep, Inc. (A)	1,100	7,015
Cybozu, Inc.	6,600	145,544
Dai Nippon Toryo Company, Ltd.	8,600	66,158
Daibiru Corp.	18,100	207,754
Dai-Dan Company, Ltd.	5,100	125,826
Daido Kogyo Company, Ltd.	3,900	39,670
Daido Metal Company, Ltd.	16,300	86,861
Daido Steel Company, Ltd.	9,600	470,659
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	47,493
Daihen Corp.	6,500	288,297
Daiho Corp.	6,700	253,186
Dai-Ichi Cutter Kogyo KK	1,200	14,925
Daiichi Jitsugyo Company, Ltd.	3,300	130,096
Daiichi Kensetsu Corp.	800	14,300
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	98,514
Daiichikosho Company, Ltd.	5,100	199,597
Daiken Corp.	4,800	85,474
Daiken Medical Company, Ltd.	2,900	14,701
Daiki Aluminium Industry Company, Ltd.	12,400	134,431
Daiki Axis Company, Ltd.	1,500	11,954
Daiko Denshi Tsushin, Ltd.	2,000	9,903
Daikoku Denki Company, Ltd.	3,600	29,835
Daikokutenbussan Company, Ltd.	1,700	114,739
Daikyonishikawa Corp.	16,500	114,345
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Dainichi Company, Ltd.	5,000	$36,426
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	106,946
Daiohs Corp.	1,700	15,436
Daiseki Company, Ltd.	14,400	552,262
Daishi Hokuetsu Financial Group, Inc.	13,000	286,299
Daishinku Corp.	2,600	77,130
Daisue Construction Company, Ltd.	2,300	20,724
Daito Pharmaceutical Company, Ltd.	4,450	133,910
Daitron Company, Ltd.	4,500	80,145
Daiwa Industries, Ltd.	12,200	118,887
Daiwabo Holdings Company, Ltd.	32,000	497,624
DCM Holdings Company, Ltd.	40,020	370,245
Dear Life Company, Ltd.	6,600	27,929
Delica Foods Holdings Company, Ltd.	1,800	10,475
DeNA Company, Ltd.	6,200	125,436
Densan System Company, Ltd.	2,200	59,925
Denyo Company, Ltd.	6,300	117,521
Dexerials Corp.	18,700	380,738
Digital Arts, Inc.	4,000	294,079
Digital Garage, Inc.	7,500	310,740
Digital Hearts Holdings Company, Ltd.	3,200	42,430
Digital Information Technologies Corp.	1,800	34,302
Dip Corp.	8,400	248,145
DKK Company, Ltd.	4,400	92,625
DKK-Toa Corp.	1,100	8,342
DKS Company, Ltd.	3,000	99,021
DMG Mori Company, Ltd.	37,400	657,525
Doshisha Company, Ltd.	9,500	144,390
Double Standard, Inc.	400	17,096
Doutor Nichires Holdings Company, Ltd.	10,293	151,643
Dowa Holdings Company, Ltd.	9,000	369,787
Dream Incubator, Inc. (A)	3,000	26,156
Drecom Company, Ltd. (A)	4,400	26,305
DTS Corp.	15,300	362,209
Duskin Company, Ltd.	14,000	327,535
Dvx, Inc.	1,200	10,684
DyDo Group Holdings, Inc.	3,400	153,492
Dynic Corp.	2,300	16,728
Eagle Industry Company, Ltd.	11,000	114,347
Earth Corp.	4,500	264,944
EAT&HOLDINGS Company, Ltd.	1,800	30,405
Ebara Foods Industry, Inc.	1,600	37,065
Ebara Jitsugyo Company, Ltd.	2,200	127,176
Ebase Company, Ltd.	6,600	53,156
EBook Initiative Japan Company, Ltd. (A)	800	18,787
Eco's Company, Ltd.	2,900	49,909
EDION Corp.	30,000	299,935
EF-ON, Inc.	6,680	61,143
eGuarantee, Inc.	8,700	170,565
E-Guardian, Inc.	2,900	66,117
Eidai Company, Ltd.	12,000	33,483
Eiken Chemical Company, Ltd.	10,700	211,942
Eizo Corp.	5,700	245,578
Elan Corp.	8,200	103,016
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Elecom Company, Ltd.	9,100	$173,825
Elematec Corp.	6,800	78,166
EM Systems Company, Ltd.	700	5,442
Endo Lighting Corp.	3,000	20,939
Enigmo, Inc.	6,700	79,718
en-japan, Inc.	8,300	283,381
Enomoto Company, Ltd.	900	14,474
Enplas Corp.	2,600	98,009
Enshu, Ltd.	1,800	13,901
Entrust, Inc.	3,300	20,900
EPCO Company, Ltd.	700	6,043
EPS Holdings, Inc.	13,200	194,860
eRex Company, Ltd.	8,000	135,945
ES-Con Japan, Ltd.	3,000	21,791
Escrow Agent Japan, Inc.	4,000	8,937
Eslead Corp.	3,700	55,102
ESPEC Corp.	7,400	135,541
Exedy Corp.	10,100	148,357
Extreme Company, Ltd.	700	6,479
F&M Company, Ltd.	1,500	19,322
Faith, Inc.	3,110	24,115
FALCO HOLDINGS Company, Ltd.	3,200	50,712
FAN Communications, Inc.	19,900	70,141
FCC Company, Ltd.	13,400	209,668
FDK Corp. (A)(B)	5,300	61,360
Feed One Company, Ltd.	8,108	56,272
Felissimo Corp.	1,900	23,567
Fenwal Controls of Japan, Ltd.	700	10,668
Ferrotec Holdings Corp.	14,100	322,204
FFRI Security, Inc. (A)	600	11,613
FIDEA Holdings Company, Ltd.	65,406	73,172
FINDEX, Inc.	3,900	38,963
First Brothers Company, Ltd.	900	8,263
First Juken Company, Ltd.	3,400	38,707
First-corp, Inc.	2,000	13,721
Fixstars Corp.	4,000	31,892
FJ Next Company, Ltd.	7,600	71,008
Focus Systems Corp.	2,900	23,394
Forval Corp.	1,600	12,751
Foster Electric Company, Ltd.	9,200	87,593
France Bed Holdings Company, Ltd.	8,800	75,022
Freebit Company, Ltd.	3,500	28,740
Freund Corp.	3,000	21,776
F-Tech, Inc.	5,900	37,281
FTGroup Company, Ltd.	3,000	35,915
Fudo Tetra Corp.	6,820	113,982
Fuji Company, Ltd.	7,600	144,503
Fuji Corp.	10,700	270,267
Fuji Corp. (Miyagi)	3,800	42,111
Fuji Corp., Ltd.	11,900	67,721
Fuji Die Company, Ltd.	1,000	6,076
Fuji Kyuko Company, Ltd.	1,800	84,468
Fuji Oil Company, Ltd.	19,200	47,419
Fuji Oil Holdings, Inc.	2,200	55,626
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Fuji Pharma Company, Ltd.	6,400	$67,373
Fuji Seal International, Inc.	15,200	330,350
Fuji Soft, Inc.	6,600	331,931
Fujibo Holdings, Inc.	3,700	132,009
Fujicco Company, Ltd.	7,900	138,123
Fujikura Composites, Inc.	6,700	30,450
Fujikura Kasei Company, Ltd.	12,600	61,679
Fujikura, Ltd. (A)	86,500	373,607
Fujimi, Inc.	700	32,197
Fujimori Kogyo Company, Ltd.	5,300	201,817
Fujisash Company, Ltd.	45,100	31,979
Fujishoji Company, Ltd.	2,400	19,463
Fujitec Company, Ltd.	11,500	252,592
Fujiya Company, Ltd.	3,900	75,146
FuKoKu Company, Ltd.	3,000	26,170
Fukuda Corp.	2,200	99,464
Fukuda Denshi Company, Ltd.	1,100	85,823
Fukui Computer Holdings, Inc.	3,300	130,836
Fukushima Galilei Company, Ltd.	4,800	186,502
Fukuyama Transporting Company, Ltd.	3,600	132,643
FULLCAST Holdings Company, Ltd.	7,000	131,260
Funai Soken Holdings, Inc.	12,830	277,271
Furukawa Company, Ltd.	12,700	146,688
Furukawa Electric Company, Ltd.	24,400	655,898
Furuno Electric Company, Ltd.	8,600	82,345
Furusato Industries, Ltd.	4,000	64,474
Furuya Metal Company, Ltd.	700	47,352
Furyu Corp.	4,800	49,252
Fuso Chemical Company, Ltd.	7,000	250,914
Fuso Pharmaceutical Industries, Ltd.	2,500	50,588
Futaba Corp.	14,757	112,393
Futaba Industrial Company, Ltd.	23,200	106,168
Future Corp.	7,200	130,417
Fuyo General Lease Company, Ltd.	6,400	429,032
G-7 Holdings, Inc.	4,200	117,194
GA Technologies Company, Ltd. (A)	1,200	19,500
Gakken Holdings Company, Ltd.	7,300	89,873
Gakkyusha Company, Ltd.	2,400	29,281
Gakujo Company, Ltd.	1,300	17,075
GCA Corp.	7,500	61,880
Gecoss Corp.	6,500	52,933
Genki Sushi Company, Ltd.	2,100	49,453
Genky DrugStores Company, Ltd. (B)	3,000	91,274
Geo Holdings Corp.	13,300	133,429
Giftee, Inc. (A)	2,000	61,306
Giken, Ltd.	1,600	65,391
GL Sciences, Inc. (B)	2,800	63,418
GLOBERIDE, Inc.	2,600	96,861
Glory, Ltd.	13,800	283,461
Glosel Company, Ltd.	4,400	16,796
GMO Financial Holdings, Inc.	18,300	137,927
GMO GlobalSign Holdings KK	1,300	59,222
GNI Group, Ltd. (A)	6,500	121,877
Godo Steel, Ltd.	4,700	71,756
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
Goldcrest Company, Ltd.	7,870	$127,890
Golf Digest Online, Inc.	2,700	32,883
Good Com Asset Company, Ltd.	1,600	20,782
Grace Technology, Inc. (B)	4,400	78,352
Grandy House Corp.	5,700	22,466
Gree, Inc.	40,000	207,500
GS Yuasa Corp.	16,200	461,790
GSI Creos Corp.	2,200	20,315
G-Tekt Corp.	9,900	135,493
Gumi, Inc. (A)	2,100	21,671
Gun-Ei Chemical Industry Company, Ltd.	1,900	43,445
GungHo Online Entertainment, Inc.	4,200	79,277
Gunze, Ltd.	6,300	249,566
H.U. Group Holdings, Inc.	18,900	508,637
H2O Retailing Corp.	33,000	267,045
HABA Laboratories, Inc.	700	26,544
Hagihara Industries, Inc.	5,300	69,952
Hagiwara Electric Holdings Company, Ltd.	3,100	69,123
Hakudo Company, Ltd.	3,200	52,727
Hakuto Company, Ltd.	6,200	88,707
Halows Company, Ltd.	2,600	66,174
Hamakyorex Company, Ltd.	6,300	176,989
Hamee Corp.	1,000	13,680
Handsman Company, Ltd.	1,300	19,962
Hanwa Company, Ltd.	12,700	373,750
Happinet Corp.	6,900	91,336
Hard Off Corp. Company, Ltd.	3,900	27,349
Harima Chemicals Group, Inc.	6,000	50,151
Haruyama Holdings, Inc.	2,700	16,336
Hayashikane Sangyo Company, Ltd.	1,900	10,506
Hazama Ando Corp.	68,500	523,582
Heiwa Corp.	17,300	289,733
Heiwa Real Estate Company, Ltd.	12,400	475,378
Heiwado Company, Ltd.	10,200	219,079
Helios Techno Holding Company, Ltd.	6,400	20,277
Hibiya Engineering, Ltd.	7,000	118,092
HI-LEX Corp.	8,000	126,297
Himaraya Company, Ltd.	1,700	15,591
Hinokiya Group Company, Ltd.	100	2,280
Hioki EE Corp.	3,700	174,839
Hirakawa Hewtech Corp.	3,600	41,035
Hiramatsu, Inc. (A)	16,400	25,466
Hirano Tecseed Company, Ltd.	2,700	62,596
Hirogin Holdings, Inc.	84,200	461,407
Hirose Tusyo, Inc.	600	11,984
Hiroshima Gas Company, Ltd.	16,200	56,515
Hisaka Works, Ltd.	10,600	79,907
Hitachi Zosen Corp.	62,580	414,375
Hito Communications Holdings, Inc.	1,300	24,058
Hochiki Corp.	5,500	60,341
Hodogaya Chemical Company, Ltd.	2,300	82,645
Hogy Medical Company, Ltd.	7,800	234,553
Hokkaido Coca-Cola Bottling Company, Ltd.	500	19,158
Hokkaido Electric Power Company, Inc.	68,100	309,103
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Hokkaido Gas Company, Ltd.	5,600	$78,403
Hokkan Holdings, Ltd.	2,600	33,712
Hokko Chemical Industry Company, Ltd.	7,600	63,785
Hokuetsu Corp.	39,200	212,956
Hokuetsu Industries Company, Ltd.	9,000	94,911
Hokuhoku Financial Group, Inc.	43,600	357,712
Hokuriku Electric Industry Company, Ltd.	3,100	29,835
Hokuriku Electric Power Company	61,000	351,308
Hokuriku Electrical Construction Company, Ltd.	4,700	52,016
Hokuto Corp.	7,900	139,360
Honda Tsushin Kogyo Company, Ltd.	8,400	36,922
H-One Company, Ltd.	7,700	53,579
Honeys Holdings Company, Ltd.	7,760	70,303
Honma Golf, Ltd. (D)	30,500	17,503
Hoosiers Holdings	11,500	78,119
Hosiden Corp.	22,000	205,996
Hosokawa Micron Corp.	2,700	146,276
Hotland Company, Ltd.	1,800	22,655
House Do Company, Ltd.	1,400	13,484
Howa Machinery, Ltd.	5,300	38,983
IBJ, Inc.	7,700	74,420
Ichibanya Company, Ltd.	4,700	203,337
Ichigo, Inc.	82,000	261,057
Ichiken Company, Ltd.	2,300	38,058
Ichikoh Industries, Ltd.	14,100	93,972
Ichimasa Kamaboko Company, Ltd.	1,100	9,380
Ichinen Holdings Company, Ltd.	8,900	100,289
Ichiyoshi Securities Company, Ltd.	16,200	90,281
Icom, Inc.	3,700	81,050
ID Holdings Corp.	3,300	40,316
IDEA Consultants, Inc.	700	11,582
Idec Corp.	11,800	222,271
IDOM, Inc.	23,600	134,476
Ihara Science Corp.	2,200	38,965
Iino Kaiun Kaisha, Ltd.	29,300	117,998
IJTT Company, Ltd.	7,760	55,013
Ikegami Tsushinki Company, Ltd.	1,900	14,237
IMAGICA GROUP, Inc.	5,400	25,171
Imasen Electric Industrial	1,900	12,336
Imuraya Group Company, Ltd.	2,700	58,861
Inaba Denki Sangyo Company, Ltd.	17,800	414,817
Inaba Seisakusho Company, Ltd.	4,900	65,595
Inabata & Company, Ltd.	15,500	247,035
Inageya Company, Ltd.	800	10,924
Ines Corp.	7,100	87,032
I-Net Corp.	4,600	60,809
Infocom Corp.	6,900	161,969
Infomart Corp.	50,800	425,444
Information Services International-Dentsu, Ltd.	5,600	198,354
Innotech Corp.	5,800	69,901
Insource Company, Ltd.	4,000	79,292
Intage Holdings, Inc.	12,800	176,965
Intelligent Wave, Inc.	2,900	17,492
Inter Action Corp. (B)	3,100	65,984
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Internet Initiative Japan, Inc.	12,000	$325,322
Inui Global Logistics Company, Ltd.	4,390	45,576
I-O Data Device, Inc.	3,600	35,846
I-PEX, Inc.	4,400	94,870
Iriso Electronics Company, Ltd.	7,400	308,321
I'rom Group Company, Ltd. (B)	2,800	53,091
ISB Corp.	2,600	31,641
Ise Chemicals Corp.	600	18,510
Iseki & Company, Ltd. (A)	6,700	84,198
Ishihara Chemical Company, Ltd.	1,800	36,602
Ishihara Sangyo Kaisha, Ltd.	14,200	126,395
Ishii Iron Works Company, Ltd.	900	24,493
Ishizuka Glass Company, Ltd.	1,000	17,576
Itfor, Inc.	11,200	77,614
ITmedia, Inc.	1,600	25,724
Itochu Enex Company, Ltd.	20,900	190,511
Itochu-Shokuhin Company, Ltd.	2,400	108,612
Itoham Yonekyu Holdings, Inc.	31,300	203,196
Itoki Corp.	16,100	52,894
Itokuro, Inc. (A)	3,000	28,869
IwaiCosmo Holdings, Inc.	7,900	126,644
Iwaki & Company, Ltd.	12,400	80,231
Iwaki Company, Ltd.	2,600	22,674
Iwasaki Electric Company, Ltd.	3,000	44,212
Iwatsu Electric Company, Ltd. (A)	3,700	32,138
Iwatsuka Confectionery Company, Ltd.	1,500	54,587
J Front Retailing Company, Ltd.	22,100	219,460
J Trust Company, Ltd.	25,600	86,245
JAC Recruitment Company, Ltd.	6,000	100,466
Jaccs Company, Ltd.	9,100	211,448
JAFCO Group Company, Ltd.	11,600	847,903
Jalux, Inc. (A)	2,600	40,678
Jamco Corp. (A)	4,500	38,143
Janome Sewing Machine Company, Ltd.	8,500	63,024
Japan Animal Referral Medical Center Company, Ltd. (A)	600	9,993
Japan Asia Group, Ltd.	9,200	78,988
Japan Asia Investment Company, Ltd. (A)	5,400	11,621
Japan Asset Marketing Company, Ltd. (A)	44,300	44,730
Japan Aviation Electronics Industry, Ltd.	17,900	317,317
Japan Best Rescue System Company, Ltd.	6,400	40,377
Japan Cash Machine Company, Ltd. (A)	9,300	48,428
Japan Display, Inc. (A)	132,900	48,381
Japan Electronic Materials Corp. (B)	2,600	47,563
Japan Elevator Service Holdings Company, Ltd.	6,800	143,757
Japan Foundation Engineering Company, Ltd.	9,200	42,996
Japan Investment Adviser Company, Ltd.	4,600	58,760
Japan Lifeline Company, Ltd.	20,200	258,411
Japan Material Company, Ltd.	20,600	234,282
Japan Medical Dynamic Marketing, Inc.	4,900	90,366
Japan Oil Transportation Company, Ltd.	1,100	26,028
Japan Petroleum Exploration Company, Ltd.	13,500	242,879
Japan Property Management Center Company, Ltd.	4,300	49,238
Japan Pulp & Paper Company, Ltd.	4,500	147,777
Japan Securities Finance Company, Ltd.	33,700	271,535
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Japan Transcity Corp.	14,700	$71,604
Jastec Company, Ltd.	3,500	41,260
JBCC Holdings, Inc.	5,800	71,648
JCU Corp.	7,100	235,936
Jeol, Ltd.	11,700	560,872
JFE Systems, Inc.	800	12,305
JFLA Holdings, Inc.	2,400	8,014
JIG-SAW, Inc. (A)(B)	900	70,735
Jimoto Holdings, Inc.	7,179	43,043
JINS Holdings, Inc.	4,600	340,132
JK Holdings Company, Ltd.	6,100	44,865
JM Holdings Company, Ltd.	3,600	68,662
JMS Company, Ltd.	5,200	41,434
Joban Kosan Company, Ltd. (A)	2,000	26,187
J-Oil Mills, Inc.	8,200	140,876
Joshin Denki Company, Ltd.	6,900	166,667
Joyful Honda Company, Ltd.	5,600	67,074
JP-Holdings, Inc.	14,400	38,451
JSB Company, Ltd.	1,200	38,347
JSP Corp.	4,200	64,297
Juki Corp.	11,500	82,280
JVCKenwood Corp.	73,828	153,778
K&O Energy Group, Inc.	6,100	77,041
Kadokawa Corp.	5,157	198,844
Kadoya Sesame Mills, Inc.	400	14,863
Kaga Electronics Company, Ltd.	6,500	169,465
Kaken Pharmaceutical Company, Ltd.	7,200	299,328
Kakiyasu Honten Company, Ltd.	3,400	77,736
Kameda Seika Company, Ltd.	4,400	181,791
Kamei Corp.	9,300	98,054
Kanaden Corp.	7,400	73,809
Kanagawa Chuo Kotsu Company, Ltd. (B)	1,600	53,183
Kanamic Network Company, Ltd.	7,800	45,885
Kanamoto Company, Ltd.	12,200	305,843
Kandenko Company, Ltd.	33,000	274,556
Kaneka Corp.	9,300	384,462
Kaneko Seeds Company, Ltd.	3,900	54,148
Kanematsu Corp.	29,300	398,614
Kanematsu Electronics, Ltd.	4,100	135,274
Kanemi Company, Ltd.	500	13,552
Kansai Super Market, Ltd.	5,300	48,263
Kanto Denka Kogyo Company, Ltd.	17,500	152,173
Kasai Kogyo Company, Ltd. (A)	10,900	39,430
Katakura & Co-op Agri Corp.	1,100	12,335
Katakura Industries Company, Ltd.	9,600	134,136
Katitas Company, Ltd.	10,000	276,642
Kato Sangyo Company, Ltd.	8,500	254,484
Kato Works Company, Ltd.	3,800	34,981
KAWADA TECHNOLOGIES, Inc.	1,900	67,010
Kawagishi Bridge Works Company, Ltd.	600	16,152
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	84,668
Kawasaki Kisen Kaisha, Ltd. (A)	14,500	388,000
Kawata Manufacturing Company, Ltd.	1,600	13,064
KeePer Technical Laboratory Company, Ltd.	4,600	95,671
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Keihanshin Building Company, Ltd.	11,500	$144,942
Keiyo Company, Ltd.	14,000	92,602
KEL Corp.	1,900	17,829
Kenko Mayonnaise Company, Ltd.	5,300	81,870
KFC Holdings Japan, Ltd.	3,500	88,690
KH Neochem Company, Ltd.	11,000	283,217
Kimoto Company, Ltd.	15,600	36,855
Kimura Chemical Plants Company, Ltd.	5,900	47,259
Kimura Unity Company, Ltd.	600	7,148
King Company, Ltd.	2,300	10,797
Kintetsu Department Store Company, Ltd. (A)	2,900	82,999
Kintetsu World Express, Inc.	13,300	301,791
Kissei Pharmaceutical Company, Ltd.	10,300	199,773
Ki-Star Real Estate Company, Ltd.	2,800	121,188
Kitagawa Corp.	3,400	49,918
Kitano Construction Corp.	1,500	33,057
Kitanotatsujin Corp.	9,900	43,644
Kito Corp.	7,200	114,873
Kitz Corp.	22,100	151,760
KLab, Inc. (A)	7,500	47,182
Koa Corp.	11,100	159,092
Koatsu Gas Kogyo Company, Ltd.	12,200	75,214
Kobe Electric Railway Company, Ltd. (A)	2,300	72,876
Kobe Steel, Ltd.	87,600	598,332
Kobelco Eco-Solutions Company, Ltd.	1,200	30,300
Kohnan Shoji Company, Ltd.	8,500	232,533
Kohsoku Corp.	3,200	41,184
Koike Sanso Kogyo Company, Ltd.	500	10,413
Kojima Company, Ltd.	13,300	99,167
Kokusai Company, Ltd.	2,400	15,378
Kokusai Pulp & Paper Company, Ltd.	11,900	27,063
Kokuyo Company, Ltd.	25,173	397,968
KOMAIHALTEC, Inc.	1,200	19,194
Komatsu Matere Company, Ltd.	10,700	91,541
Komatsu Wall Industry Company, Ltd.	2,700	47,655
KOMEDA Holdings Company, Ltd.	14,500	265,060
Komehyo Holdings Company, Ltd.	3,100	32,804
Komeri Company, Ltd.	12,100	288,348
Komori Corp.	18,324	134,719
Konaka Company, Ltd.	10,500	32,894
Kondotec, Inc.	7,100	65,148
Konica Minolta, Inc.	57,300	317,334
Konishi Company, Ltd.	11,200	159,589
Konoike Transport Company, Ltd.	10,300	106,140
Konoshima Chemical Company, Ltd.	1,800	25,821
Kosaido Company, Ltd. (A)	6,200	61,563
Koshidaka Holdings Company, Ltd.	2,800	15,754
Kozo Keikaku Engineering, Inc.	800	21,251
Krosaki Harima Corp.	2,100	87,958
KRS Corp.	3,000	43,831
KU Holdings Company, Ltd.	3,500	30,515
Kumagai Gumi Company, Ltd.	12,800	350,337
Kumiai Chemical Industry Company, Ltd.	13,890	106,731
Kunimine Industries Company, Ltd.	2,100	22,092
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Kurabo Industries, Ltd.	5,000	$83,503
Kureha Corp.	5,900	345,069
Kurimoto, Ltd.	3,300	50,963
Kuriyama Holdings Corp.	6,900	44,957
Kusuri no Aoki Holdings Company, Ltd.	1,400	98,513
KVK Corp.	1,500	27,784
KYB Corp. (A)	7,600	264,646
Kyoden Company, Ltd.	10,400	31,454
Kyodo Printing Company, Ltd.	2,200	55,661
Kyoei Steel, Ltd.	8,600	111,173
Kyokuto Boeki Kaisha, Ltd.	2,700	53,065
Kyokuto Kaihatsu Kogyo Company, Ltd.	12,800	204,990
Kyokuto Securities Company, Ltd.	9,900	74,818
Kyokuyo Company, Ltd.	3,800	99,171
KYORIN Holdings, Inc.	15,400	241,487
Kyoritsu Printing Company, Ltd.	9,100	11,817
Kyosan Electric Manufacturing Company, Ltd.	18,000	70,107
Kyowa Electronic Instruments Company, Ltd.	11,400	41,621
Kyowa Leather Cloth Company, Ltd.	5,000	32,181
Kyushu Financial Group, Inc.	75,800	293,275
Kyushu Leasing Service Company, Ltd.	5,600	34,509
LAC Company, Ltd.	4,100	37,401
Lacto Japan Company, Ltd.	1,400	34,390
LEC, Inc.	8,500	84,699
Life Corp.	2,600	79,425
LIFULL Company, Ltd.	22,900	76,012
Like Company, Ltd.	3,100	58,517
Linical Company, Ltd.	4,600	31,158
Link And Motivation, Inc.	8,500	43,649
Lintec Corp.	16,300	361,009
Litalico, Inc.	2,100	102,099
Lonseal Corp.	500	6,865
Look Holdings, Inc.	3,600	48,915
M&A Capital Partners Company, Ltd. (A)	4,000	170,026
Macnica Fuji Electronics Holdings, Inc.	18,100	392,175
Macromill, Inc.	11,100	88,852
Maeda Corp.	51,200	456,100
Maeda Kosen Company, Ltd.	7,000	221,473
Maeda Road Construction Company, Ltd.	14,700	295,455
Maezawa Industries, Inc.	5,000	27,783
Maezawa Kasei Industries Company, Ltd.	5,500	62,424
Maezawa Kyuso Industries Company, Ltd.	7,200	72,641
Makino Milling Machine Company, Ltd.	8,415	337,719
Mamiya-Op Company, Ltd.	2,000	12,407
Mandom Corp.	1,600	27,780
Mani, Inc.	6,000	135,537
MarkLines Company, Ltd.	3,700	101,819
Mars Group Holdings Corp. (B)	5,300	78,174
Marubun Corp.	7,700	40,549
Marudai Food Company, Ltd.	7,700	118,602
Marufuji Sheet Piling Company, Ltd.	300	5,649
Maruha Nichiro Corp.	15,181	332,710
Maruichi Steel Tube, Ltd.	1,500	38,064
Maruka Corp. (B)	2,600	55,226
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Marumae Company, Ltd.	3,000	$50,046
Marusan Securities Company, Ltd.	25,061	157,764
Maruwa Company, Ltd.	3,100	303,890
Maruyama Manufacturing Company, Inc.	900	14,639
Maruzen CHI Holdings Company, Ltd.	4,800	17,457
Maruzen Company, Ltd.	4,100	81,015
Maruzen Showa Unyu Company, Ltd.	5,300	163,279
Marvelous, Inc.	12,700	94,499
Matching Service Japan Company, Ltd.	2,000	19,474
Matsuda Sangyo Company, Ltd.	6,020	122,416
Matsui Construction Company, Ltd.	8,500	58,711
Matsui Securities Company, Ltd.	11,000	84,333
Matsuoka Corp.	700	11,017
Matsuyafoods Holdings Company, Ltd.	3,400	107,558
Max Company, Ltd.	5,400	82,250
Maxell Holdings, Ltd. (A)	18,600	213,509
Maxvalu Tokai Company, Ltd.	2,100	46,847
MCJ Company, Ltd.	24,600	245,922
MEC Company, Ltd.	4,900	122,044
Media Do Company, Ltd.	1,700	85,212
Medical Data Vision Company, Ltd.	5,100	94,359
Medical System Network Company, Ltd.	6,600	44,204
Medius Holdings Company, Ltd.	2,500	24,590
MedPeer, Inc. (A)	3,000	133,317
Megachips Corp.	5,900	176,817
Megmilk Snow Brand Company, Ltd.	18,000	349,029
Meidensha Corp.	12,817	264,339
Meiji Electric Industries Company, Ltd.	2,800	36,176
Meiji Shipping Company, Ltd.	6,300	25,162
Meiko Electronics Company, Ltd.	7,500	203,389
Meiko Network Japan Company, Ltd.	9,200	48,966
Meisei Industrial Company, Ltd.	14,700	98,663
Meitec Corp.	8,000	439,706
Meito Sangyo Company, Ltd.	3,500	49,625
Meiwa Corp.	10,600	46,010
Melco Holdings, Inc.	1,500	66,149
Members Company, Ltd.	2,700	70,407
Menicon Company, Ltd.	5,900	372,151
Mercuria Investment Company, Ltd.	1,700	11,693
METAWATER Company, Ltd.	8,000	144,755
Micronics Japan Company, Ltd.	5,000	70,555
Mie Kotsu Group Holdings, Inc.	19,600	88,327
Mikuni Corp.	8,400	21,898
Milbon Company, Ltd.	8,520	474,307
Mimaki Engineering Company, Ltd. (A)	5,100	31,386
Mimasu Semiconductor Industry Company, Ltd.	5,800	136,227
Ministop Company, Ltd.	5,200	64,042
Minkabu The Infonoid, Inc. (A)	300	11,281
Miraial Company, Ltd.	3,700	46,042
Mirait Holdings Corp.	30,020	534,303
Miroku Jyoho Service Company, Ltd.	6,100	89,694
Mitani Corp.	4,200	264,067
Mitani Sangyo Company, Ltd.	8,100	29,256
Mitani Sekisan Company, Ltd.	3,200	119,702
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Mito Securities Company, Ltd.	24,200	$67,075
Mitsuba Corp. (A)	14,600	121,523
Mitsubishi Kakoki Kaisha, Ltd.	2,600	63,560
Mitsubishi Logisnext Company, Ltd.	10,700	99,449
Mitsubishi Paper Mills, Ltd. (A)	13,838	45,474
Mitsubishi Pencil Company, Ltd.	9,300	127,290
Mitsubishi Research Institute, Inc.	2,100	80,544
Mitsubishi Shokuhin Company, Ltd.	5,900	154,028
Mitsubishi Steel Manufacturing Company, Ltd. (A)	6,800	55,119
Mitsuboshi Belting, Ltd.	10,100	162,305
Mitsui DM Sugar Holdings Company, Ltd.	7,300	120,898
Mitsui E&S Holdings Company, Ltd. (A)	29,900	135,659
Mitsui High-Tec, Inc.	6,600	250,579
Mitsui Matsushima Holdings Company, Ltd.	6,500	55,575
Mitsui Mining & Smelting Company, Ltd.	20,800	604,369
Mitsui-Soko Holdings Company, Ltd.	8,000	166,507
Mitsuuroko Group Holdings Company, Ltd.	10,800	121,408
Mixi, Inc.	14,800	362,301
Miyaji Engineering Group, Inc.	2,600	51,899
Miyoshi Oil & Fat Company, Ltd.	2,600	29,441
Mizuho Leasing Company, Ltd.	10,600	336,656
Mizuho Medy Company, Ltd.	800	18,503
Mizuno Corp.	7,400	154,125
Mobile Factory, Inc. (A)	2,400	28,363
Mochida Pharmaceutical Company, Ltd.	1,000	33,152
Modec, Inc.	8,400	165,303
Molitec Steel Company, Ltd.	6,100	27,760
Monex Group, Inc.	55,900	433,947
Money Partners Group Company, Ltd.	4,700	10,279
MORESCO Corp.	3,000	29,945
Mori-Gumi Company, Ltd.	3,900	10,744
Morinaga & Company, Ltd.	4,900	152,229
Morinaga Milk Industry Company, Ltd.	3,500	181,966
Moriroku Holdings Company, Ltd.	2,700	54,508
Morita Holdings Corp.	11,100	159,580
Morito Company, Ltd.	9,500	53,337
Morozoff, Ltd.	1,000	48,143
Mory Industries, Inc.	2,200	48,509
MrMax Holdings, Ltd.	11,300	63,717
MTI, Ltd.	8,800	56,504
Mugen Estate Company, Ltd.	4,300	19,792
Murakami Corp.	2,600	72,987
Musashi Company, Ltd.	900	15,924
Musashi Seimitsu Industry Company, Ltd.	16,800	340,158
Mutoh Holdings Company, Ltd.	600	8,767
NAC Company, Ltd.	3,500	29,641
Nachi-Fujikoshi Corp.	4,600	176,891
Nadex Company, Ltd.	1,200	7,988
Nafco Company, Ltd.	5,000	87,190
Nagaileben Company, Ltd.	600	14,122
Nagano Keiki Company, Ltd.	5,500	59,804
Nagase & Company, Ltd.	36,900	544,316
Nagatanien Holdings Company, Ltd.	4,500	90,712
Nagawa Company, Ltd.	2,300	177,392
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Naigai Trans Line, Ltd.	2,800	$46,471
Nakabayashi Company, Ltd.	8,300	46,307
Nakamoto Packs Company, Ltd.	800	11,725
Nakamuraya Company, Ltd.	1,600	55,922
Nakanishi, Inc.	3,900	82,076
Nakano Corp.	7,900	28,464
Nakayama Steel Works, Ltd.	10,000	38,210
Nakayamafuku Company, Ltd.	4,400	17,917
Nakayo, Inc.	1,000	13,642
Namura Shipbuilding Company, Ltd. (A)	21,772	33,943
Narasaki Sangyo Company, Ltd.	1,600	31,079
Natori Company, Ltd.	4,000	70,032
NEC Capital Solutions, Ltd.	3,800	69,715
Neturen Company, Ltd.	15,300	76,812
New Art Holdings Company, Ltd.	1,800	19,847
New Japan Chemical Company, Ltd.	8,300	22,084
Nextage Company, Ltd.	10,000	151,230
NF Holdings Corp.	2,500	40,053
NFC Holdings, Inc.	600	10,522
NHK Spring Company, Ltd.	54,600	412,908
Nicca Chemical Company, Ltd.	2,500	26,499
Nice Corp.	2,300	41,984
Nichia Steel Works, Ltd.	11,800	32,435
Nichias Corp.	21,300	529,730
Nichiban Company, Ltd.	4,700	73,628
Nichicon Corp.	18,173	190,309
Nichiden Corp.	6,200	113,330
Nichiha Corp.	9,300	252,897
Nichi-iko Pharmaceutical Company, Ltd.	15,600	123,061
Nichimo Company, Ltd.	700	13,175
Nichireki Company, Ltd.	9,400	114,672
Nichirin Company, Ltd.	3,890	61,480
Nihon Chouzai Company, Ltd.	4,960	73,021
Nihon Dengi Company, Ltd.	1,100	37,836
Nihon Denkei Company, Ltd.	1,400	21,164
Nihon Flush Company, Ltd.	7,000	80,109
Nihon House Holdings Company, Ltd.	16,800	51,840
Nihon Kagaku Sangyo Company, Ltd.	3,200	36,345
Nihon Nohyaku Company, Ltd.	15,800	76,462
Nihon Parkerizing Company, Ltd.	30,400	308,611
Nihon Plast Company, Ltd.	7,300	46,315
Nihon Tokushu Toryo Company, Ltd.	5,000	47,134
Nihon Yamamura Glass Company, Ltd.	2,800	24,062
Niitaka Company, Ltd.	800	19,339
Nikkato Corp.	2,200	14,268
Nikkiso Company, Ltd.	19,500	212,890
Nikko Company, Ltd.	11,600	74,486
Nikkon Holdings Company, Ltd.	21,400	457,588
Nippi, Inc.	400	13,283
Nippn Corp.	18,500	265,287
Nippon Air Conditioning Services Company, Ltd.	12,100	80,931
Nippon Aqua Company, Ltd.	2,800	13,285
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	71,909
Nippon Carbide Industries Company, Inc.	2,500	29,477
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nippon Carbon Company, Ltd.	3,700	$145,749
Nippon Ceramic Company, Ltd.	4,600	116,536
Nippon Chemical Industrial Company, Ltd.	2,500	63,532
Nippon Chemi-Con Corp. (A)	6,927	154,952
Nippon Chemiphar Company, Ltd.	1,100	23,012
Nippon Coke & Engineering Company, Ltd.	81,800	79,514
Nippon Commercial Development Company, Ltd. (B)	3,700	62,134
Nippon Concept Corp.	3,300	51,477
Nippon Concrete Industries Company, Ltd.	18,600	58,349
Nippon Denko Company, Ltd.	43,800	128,827
Nippon Densetsu Kogyo Company, Ltd.	12,900	215,475
Nippon Dry-Chemical Company, Ltd.	900	14,009
Nippon Electric Glass Company, Ltd.	21,800	525,364
Nippon Felt Company, Ltd.	5,500	22,370
Nippon Filcon Company, Ltd.	5,600	25,789
Nippon Fine Chemical Company, Ltd.	4,400	56,753
Nippon Gas Company, Ltd.	34,800	539,596
Nippon Hume Corp.	8,600	57,353
Nippon Kayaku Company, Ltd.	26,700	250,968
Nippon Kodoshi Corp.	2,000	62,861
Nippon Koei Company, Ltd.	5,300	151,998
Nippon Light Metal Holdings Company, Ltd.	20,420	352,270
Nippon Paper Industries Company, Ltd.	36,500	432,550
Nippon Parking Development Company, Ltd.	73,000	101,407
Nippon Pillar Packing Company, Ltd.	8,600	150,568
Nippon Piston Ring Company, Ltd.	3,400	37,164
Nippon Rietec Company, Ltd.	3,000	45,880
Nippon Seiki Company, Ltd.	18,100	189,521
Nippon Seisen Company, Ltd.	1,600	64,596
Nippon Sharyo, Ltd.	3,000	60,805
Nippon Signal Company, Ltd.	18,400	159,077
Nippon Soda Company, Ltd.	8,600	266,297
Nippon Steel Trading Corp.	5,468	219,952
Nippon Suisan Kaisha, Ltd.	105,600	492,370
Nippon Systemware Company, Ltd.	3,800	79,434
Nippon Thompson Company, Ltd.	23,600	135,817
Nippon Yakin Kogyo Company, Ltd.	5,920	123,336
Nipro Corp.	34,200	422,415
Nireco Corp.	1,900	15,772
Nishikawa Rubber Company, Ltd.	5,200	69,132
Nishimatsu Construction Company, Ltd.	19,200	598,546
Nishimatsuya Chain Company, Ltd.	13,000	183,142
Nishimoto Company, Ltd.	1,500	38,396
Nishi-Nippon Financial Holdings, Inc.	47,500	304,361
Nishi-Nippon Railroad Company, Ltd.	5,600	139,297
Nishio Rent All Company, Ltd.	6,700	198,269
Nissan Shatai Company, Ltd.	22,700	147,866
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	18,701
Nissei ASB Machine Company, Ltd.	2,800	136,100
Nissei Corp.	1,100	9,916
Nissei Plastic Industrial Company, Ltd.	7,100	81,543
Nissha Company, Ltd.	15,200	216,239
Nisshin Group Holdings Company, Ltd.	14,000	59,444
Nisshinbo Holdings, Inc.	50,057	421,655
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Nissin Corp.	6,700	$88,678
Nissin Electric Company, Ltd.	19,300	225,633
Nissin Sugar Company, Ltd.	4,100	64,509
Nissui Pharmaceutical Company, Ltd.	3,800	33,338
Nitta Corp.	8,100	194,213
Nitta Gelatin, Inc.	3,400	20,217
Nittetsu Mining Company, Ltd.	2,000	113,967
Nitto Boseki Company, Ltd.	600	18,657
Nitto Fuji Flour Milling Company, Ltd.	400	26,037
Nitto Kogyo Corp.	10,200	164,527
Nitto Kohki Company, Ltd.	3,400	58,420
Nitto Seiko Company, Ltd.	12,400	62,048
Nittoc Construction Company, Ltd.	9,000	62,886
NJS Company, Ltd.	2,800	53,306
Noda Corp.	2,500	18,532
Noevir Holdings Company, Ltd.	5,300	247,447
Nohmi Bosai, Ltd.	5,600	103,132
Nojima Corp.	11,800	327,392
NOK Corp.	1,900	23,861
Nomura Company, Ltd.	27,600	223,995
Noritake Company, Ltd.	3,800	144,868
Noritsu Koki Company, Ltd.	6,800	145,015
Noritz Corp.	11,800	208,572
North Pacific Bank, Ltd.	98,400	225,915
Nozawa Corp.	2,600	17,001
NS Tool Company, Ltd.	5,400	72,144
NS United Kaiun Kaisha, Ltd.	3,800	75,134
NSD Company, Ltd.	25,012	411,496
NTN Corp. (A)	151,900	443,606
OAK Capital Corp. (A)	16,400	15,668
Obara Group, Inc.	4,200	145,799
Oenon Holdings, Inc.	17,500	61,060
Ohara, Inc.	2,700	38,839
Ohashi Technica, Inc.	4,100	57,607
Ohba Company, Ltd.	600	4,314
Ohmoto Gumi Company, Ltd.	700	33,987
Ohsho Food Service Corp.	4,500	226,851
Oiles Corp.	8,672	123,717
Oisix ra daichi, Inc. (A)	4,600	133,125
Okabe Company, Ltd.	14,300	86,582
Okada Aiyon Corp.	2,200	26,962
Okamoto Industries, Inc.	4,100	154,761
Okamoto Machine Tool Works, Ltd.	1,300	52,005
Okamura Corp.	20,100	255,832
Okasan Securities Group, Inc.	58,700	237,590
Okaya Electric Industries Company, Ltd. (A)	2,700	8,512
Oki Electric Industry Company, Ltd.	29,700	267,832
Okinawa Cellular Telephone Company	4,100	185,032
OKUMA Corp.	8,676	454,959
Okumura Corp.	9,500	250,480
Okura Industrial Company, Ltd.	3,400	71,560
Okuwa Company, Ltd.	8,900	91,135
Olympic Group Corp.	3,100	21,457
Onoken Company, Ltd.	7,100	85,175
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Onward Holdings Company, Ltd.	40,200	$110,053
Optex Group Company, Ltd.	4,800	84,734
Optim Corp. (A)	800	18,281
Optorun Company, Ltd.	4,100	101,404
Organo Corp.	2,500	147,839
Orient Corp.	81,600	116,925
Oriental Shiraishi Corp. (A)	46,600	120,069
Origin Company, Ltd.	2,200	26,764
Oro Company, Ltd.	2,100	67,450
Osaka Organic Chemical Industry, Ltd.	5,600	212,194
Osaka Soda Company, Ltd.	5,800	133,022
Osaka Steel Company, Ltd.	5,800	61,671
OSAKA Titanium Technologies Company, Ltd. (A)	7,500	57,513
Osaki Electric Company, Ltd.	18,300	100,712
OSG Corp.	24,300	398,738
OUG Holdings, Inc.	1,700	43,817
Outsourcing, Inc.	39,900	724,903
Oyo Corp.	7,300	85,005
Ozu Corp. (B)	2,000	35,676
Pacific Industrial Company, Ltd.	16,800	183,390
Pacific Metals Company, Ltd.	6,700	116,121
PAL GROUP Holdings Company, Ltd.	9,200	132,950
Paltek Corp.	1,800	11,066
PAPYLESS Company, Ltd.	600	9,256
Paraca, Inc.	2,500	36,917
Paramount Bed Holdings Company, Ltd.	15,000	278,584
Paris Miki Holdings, Inc.	9,700	23,895
Parker Corp.	4,000	18,658
Pasona Group, Inc.	7,800	135,070
PC Depot Corp.	12,000	48,422
PCA Corp.	1,200	46,089
PCI Holdings, Inc.	1,600	18,488
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	35,076
Penta-Ocean Construction Company, Ltd.	46,100	329,235
Pickles Corp.	2,100	60,814
Pilot Corp.	5,000	161,166
Piolax, Inc.	12,000	160,636
Plenus Company, Ltd. (A)	2,500	44,114
Poletowin Pitcrew Holdings, Inc.	10,400	101,855
Premium Group Company, Ltd.	1,500	42,722
Press Kogyo Company, Ltd.	35,700	105,176
Pressance Corp.	5,300	83,173
Prestige International, Inc.	34,100	213,459
Prima Meat Packers, Ltd.	9,300	259,942
Pronexus, Inc.	6,000	57,337
Properst Company, Ltd.	9,300	13,599
Prored Partners Company, Ltd. (A)	700	18,882
Pro-Ship, Inc.	1,000	12,085
Prospect Company, Ltd. (A)	148,000	43,077
Proto Corp.	10,200	108,353
PS Mitsubishi Construction Company, Ltd.	8,400	50,606
Punch Industry Company, Ltd.	6,700	34,559
QB Net Holdings Company, Ltd. (A)	1,200	19,233
Qol Holdings Company, Ltd.	9,400	130,758
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Quick Company, Ltd.	5,200	$58,931
Raccoon Holdings, Inc.	5,700	141,461
Raito Kogyo Company, Ltd.	16,300	268,960
Raiznext Corp.	13,000	136,259
Rasa Corp.	2,900	24,253
Rasa Industries, Ltd.	2,800	47,418
Raysum Company, Ltd. (B)	6,600	48,888
Relia, Inc.	13,500	148,447
Renaissance, Inc.	5,400	57,400
RENOVA, Inc. (A)	2,300	74,918
Resorttrust, Inc.	29,600	471,166
Restar Holdings Corp.	2,900	48,444
Retail Partners Company, Ltd. (B)	7,500	75,814
Rheon Automatic Machinery Company, Ltd.	7,800	93,430
Rhythm Company, Ltd.	2,000	14,903
Riberesute Corp.	2,000	14,542
Ricoh Leasing Company, Ltd.	5,700	176,954
Ride On Express Holdings Company, Ltd.	2,400	32,487
Right On Company, Ltd. (A)	6,300	39,178
Riken Corp.	3,700	82,877
Riken Keiki Company, Ltd.	5,400	139,598
Riken Technos Corp.	16,600	86,738
Riken Vitamin Company, Ltd.	7,800	104,635
Rion Company, Ltd.	3,400	78,682
Riso Kagaku Corp.	6,500	98,178
Riso Kyoiku Company, Ltd.	42,300	120,488
Rock Field Company, Ltd.	6,500	93,759
Rokko Butter Company, Ltd.	5,800	82,314
Roland Corp.	1,300	75,513
Roland DG Corp.	5,400	104,904
Rorze Corp.	3,100	273,233
Rozetta Corp. (A)(B)	1,800	33,037
RS Technologies Company, Ltd.	1,500	73,643
Ryobi, Ltd. (A)	8,800	127,962
Ryoden Corp.	6,200	90,782
Ryosan Company, Ltd.	7,729	144,786
Ryoyo Electro Corp.	500	12,019
S Foods, Inc.	6,600	197,000
S LINE Company, Ltd.	2,000	16,283
S&B Foods, Inc.	1,500	64,039
Sac's Bar Holdings, Inc.	7,300	39,666
Sagami Rubber Industries Company, Ltd.	2,000	19,343
Saibu Gas Holdings Company, Ltd.	9,500	216,318
Saison Information Systems Company, Ltd.	1,000	18,781
Saizeriya Company, Ltd.	10,500	227,844
Sakai Chemical Industry Company, Ltd.	5,200	85,088
Sakai Heavy Industries, Ltd.	1,600	29,369
Sakai Moving Service Company, Ltd.	3,600	183,024
Sakai Ovex Company, Ltd.	2,000	54,288
Sakata INX Corp.	17,500	164,499
Sakura Internet, Inc.	4,500	25,607
Sala Corp.	18,800	102,300
SAMTY Company, Ltd.	12,000	212,859
San Holdings, Inc.	4,600	50,588
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
San ju San Financial Group, Inc.	8,020	$95,002
San-A Company, Ltd.	6,400	248,731
San-Ai Oil Company, Ltd.	23,600	255,760
Sanden Holdings Corp. (A)	8,800	29,282
Sanei Architecture Planning Company, Ltd.	4,100	76,035
Sangetsu Corp.	12,700	179,479
Sanix, Inc. (A)	12,300	38,023
Sanken Electric Company, Ltd. (A)	5,987	287,478
Sanki Engineering Company, Ltd.	15,500	196,370
Sanko Gosei, Ltd.	3,100	11,748
Sanko Metal Industrial Company, Ltd.	600	13,251
Sankyo Company, Ltd.	6,800	167,201
Sankyo Frontier Company, Ltd.	1,300	45,897
Sankyo Seiko Company, Ltd.	10,400	49,064
Sankyo Tateyama, Inc.	9,600	69,354
Sanoh Industrial Company, Ltd.	6,800	69,507
Sanoyas Holdings Corp.	9,400	12,720
Sansan, Inc. (A)	3,100	226,940
Sansei Landic Company, Ltd.	1,100	8,640
Sansei Technologies, Inc.	3,900	28,444
Sansha Electric Manufacturing Company, Ltd.	4,100	35,370
Sanshin Electronics Company, Ltd.	4,200	81,347
Sanyo Chemical Industries, Ltd.	4,700	239,067
Sanyo Denki Company, Ltd.	3,300	229,772
Sanyo Electric Railway Company, Ltd.	6,700	115,588
Sanyo Engineering & Construction, Inc.	1,900	11,784
Sanyo Shokai, Ltd. (A)	6,600	51,001
Sanyo Special Steel Company, Ltd. (A)	7,929	118,685
Sanyo Trading Company, Ltd.	7,600	86,871
Sapporo Holdings, Ltd.	23,400	462,793
Sata Construction Company, Ltd.	1,800	7,612
Sato Holdings Corp.	10,200	244,220
Sato Shoji Corp.	6,400	65,507
Satori Electric Company, Ltd.	5,800	41,132
Sawada Holdings Company, Ltd.	9,800	93,725
Sawai Group Holdings Company, Ltd.	4,300	188,020
Saxa Holdings, Inc.	1,800	23,062
SB Technology Corp.	3,400	95,241
SBI Insurance Group Company, Ltd. (A)	2,300	28,774
SBS Holdings, Inc.	6,200	175,505
Scala, Inc.	500	3,777
Scroll Corp. (B)	12,700	106,971
SEC Carbon, Ltd.	500	30,656
Seed Company, Ltd.	3,300	23,043
Seika Corp.	3,800	61,170
Seikagaku Corp.	14,500	153,883
Seikitokyu Kogyo Company, Ltd.	11,800	91,280
Seiko Holdings Corp.	10,000	198,425
Seiko PMC Corp.	5,600	39,956
Seiren Company, Ltd.	15,900	294,057
Sekisui Jushi Corp.	10,300	198,814
Sekisui Kasei Company, Ltd.	9,800	52,409
Senko Group Holdings Company, Ltd.	39,400	364,656
Senshu Electric Company, Ltd.	3,100	92,059
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Senshu Ikeda Holdings, Inc.	88,700	$131,514
Senshukai Company, Ltd. (A)	13,900	52,117
Septeni Holdings Company, Ltd.	8,300	35,109
Shibaura Electronics Company, Ltd.	2,700	117,505
Shibaura Machine Company, Ltd.	7,800	180,781
Shibaura Mechatronics Corp.	1,600	94,198
Shibuya Corp.	5,600	171,807
Shidax Corp. (A)	6,600	18,425
SHIFT, Inc. (A)	300	41,525
Shikibo, Ltd.	2,100	17,934
Shikoku Chemicals Corp.	12,800	144,559
Shikoku Electric Power Company, Inc.	41,700	282,753
Shima Seiki Manufacturing, Ltd.	10,000	198,454
Shimojima Company, Ltd.	3,900	39,004
Shin Nippon Air Technologies Company, Ltd.	2,700	50,229
Shin Nippon Biomedical Laboratories, Ltd.	10,300	73,426
Shinagawa Refractories Company, Ltd.	2,800	93,829
Shindengen Electric Manufacturing Company, Ltd. (A)	3,400	110,747
Shin-Etsu Polymer Company, Ltd.	18,400	177,466
Shin-Keisei Electric Railway Company, Ltd.	2,200	43,214
Shinki Bus Company, Ltd.	1,300	37,535
Shinko Shoji Company, Ltd.	10,500	71,972
Shinmaywa Industries, Ltd.	19,500	174,099
Shinnihon Corp.	9,600	75,571
Shinoken Group Company, Ltd.	6,400	69,777
Shinsho Corp.	2,100	45,790
Shinwa Company, Ltd.	4,000	76,695
Shinwa Company, Ltd. (Gifu)	2,700	19,330
Ship Healthcare Holdings, Inc.	1,000	23,966
Shizuki Electric Company, Inc.	5,000	25,533
Shizuoka Gas Company, Ltd.	19,800	189,188
Shobunsha Holdings, Inc. (A)	4,100	17,911
Shoei Company, Ltd.	7,600	276,608
Shoei Foods Corp. (B)	2,900	106,212
Shofu, Inc.	3,500	59,916
Showa Sangyo Company, Ltd.	6,300	170,671
Showa Shinku Company, Ltd.	900	12,808
Sigma Koki Company, Ltd.	1,800	27,403
SIGMAXYZ, Inc. (B)	4,100	77,862
Siix Corp.	11,600	163,700
Silver Life Company, Ltd. (A)	600	13,749
Sinanen Holdings Company, Ltd.	3,100	78,144
Sinfonia Technology Company, Ltd.	9,000	108,070
Sinko Industries, Ltd.	8,100	142,113
Sintokogio, Ltd.	17,000	116,939
SK Kaken Company, Ltd.	200	72,368
SK-Electronics Company, Ltd.	3,800	35,797
SKY Perfect JSAT Holdings, Inc.	52,200	206,600
SMK Corp.	1,900	45,394
Snow Peak, Inc.	2,900	93,510
Soda Nikka Company, Ltd.	5,800	31,621
Sodick Company, Ltd.	17,100	171,752
Soft99 Corp.	6,300	75,073
Softcreate Holdings Corp.	2,100	43,753
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Software Service, Inc.	900	$92,644
Soiken Holdings, Inc.	8,200	35,913
Soken Chemical & Engineering Company, Ltd.	3,400	59,264
Solasto Corp.	16,100	190,456
SoldOut, Inc.	500	7,534
Soliton Systems KK	3,800	61,053
Sotetsu Holdings, Inc.	7,600	147,600
Sotoh Company, Ltd.	2,400	17,448
Sourcenext Corp.	4,800	12,828
Space Company, Ltd.	2,970	24,903
Space Value Holdings Company, Ltd. (A)	12,300	80,961
Sparx Group Company, Ltd.	33,900	86,313
SPK Corp.	1,800	23,083
S-Pool, Inc.	20,200	161,619
SRA Holdings	4,000	95,043
ST Corp.	4,300	68,939
St. Marc Holdings Company, Ltd.	6,600	92,937
Star Mica Holdings Company, Ltd.	4,200	40,832
Star Micronics Company, Ltd. (B)	13,700	218,956
Starts Corp., Inc.	12,400	315,818
Starzen Company, Ltd.	5,800	111,987
St-Care Holding Corp.	3,300	30,458
Stella Chemifa Corp.	3,500	93,911
Step Company, Ltd.	2,000	29,085
Strike Company, Ltd.	2,200	84,867
Studio Alice Company, Ltd.	4,200	85,901
Subaru Enterprise Company, Ltd.	500	37,639
Sugimoto & Company, Ltd.	4,000	82,393
Sumida Corp.	10,600	98,893
Suminoe Textile Company, Ltd.	2,199	38,112
Sumiseki Holdings, Inc.	21,100	24,761
Sumitomo Bakelite Company, Ltd.	12,900	524,379
Sumitomo Densetsu Company, Ltd.	5,400	113,454
Sumitomo Mitsui Construction Company, Ltd.	57,660	249,128
Sumitomo Osaka Cement Company, Ltd.	12,100	342,270
Sumitomo Precision Products Company, Ltd. (A)	1,500	34,396
Sumitomo Riko Company, Ltd.	15,300	94,019
Sumitomo Seika Chemicals Company, Ltd.	3,600	118,251
Sun Frontier Fudousan Company, Ltd.	14,200	119,757
Suncall Corp.	7,800	32,579
Sun-Wa Technos Corp.	5,400	60,389
Suruga Bank, Ltd.	41,800	137,847
Suzuden Corp.	900	11,458
Suzuki Company, Ltd.	5,600	52,421
SWCC Showa Holdings Company, Ltd.	8,300	126,735
System Information Company, Ltd.	2,200	18,590
System Research Company, Ltd.	800	15,186
Systems Engineering Consultants Company, Ltd.	600	14,503
Systena Corp.	14,300	258,125
Syuppin Company, Ltd.	5,600	47,259
T Hasegawa Company, Ltd.	12,700	249,241
T RAD Company, Ltd.	2,700	65,214
T&K Toka Company, Ltd.	11,400	88,239
Tachibana Eletech Company, Ltd.	6,500	87,207
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Tachikawa Corp.	4,800	$58,898
Tachi-S Company, Ltd.	12,400	141,481
Tadano, Ltd.	36,400	360,309
Taihei Dengyo Kaisha, Ltd.	5,300	127,804
Taiheiyo Kouhatsu, Inc.	1,200	6,834
Taiho Kogyo Company, Ltd.	8,000	65,991
Taikisha, Ltd.	7,700	222,902
Taiko Pharmaceutical Company, Ltd. (B)	7,600	73,610
Taisei Lamick Company, Ltd.	2,500	62,449
Taisei Oncho Company, Ltd.	500	8,954
Taiyo Holdings Company, Ltd.	6,000	279,089
Takachiho Koheki Company, Ltd.	1,300	13,467
Takamatsu Construction Group Company, Ltd.	5,900	110,044
Takamatsu Machinery Company, Ltd.	1,100	7,103
Takamiya Company, Ltd.	9,700	45,589
Takano Company, Ltd.	2,400	13,611
Takaoka Toko Company, Ltd.	3,970	51,255
Takara & Company, Ltd. (B)	3,400	54,469
Takara Holdings, Inc.	6,700	89,715
Takara Leben Company, Ltd.	37,000	118,467
Takara Standard Company, Ltd.	11,600	172,330
Takasago International Corp.	5,000	123,220
Takasago Thermal Engineering Company, Ltd.	13,500	227,833
Takashima & Company, Ltd.	1,400	22,125
Takashimaya Company, Ltd.	45,300	508,972
Take And Give Needs Company, Ltd. (A)	3,980	28,816
TAKEBISHI Corp.	2,500	35,849
Takeei Corp.	9,900	116,091
Takemoto Yohki Company, Ltd.	3,200	28,578
Takeuchi Manufacturing Company, Ltd.	12,700	342,608
Takihyo Company, Ltd.	1,900	31,747
Takisawa Machine Tool Company, Ltd.	2,600	26,871
Takuma Company, Ltd.	17,700	302,621
Tama Home Company, Ltd. (B)	5,200	103,262
Tamagawa Holdings Company, Ltd.	900	12,349
Tamron Company, Ltd.	6,900	153,448
Tamura Corp.	28,100	140,608
Tanabe Consulting Company, Ltd.	900	11,641
Tanabe Engineering Corp.	1,900	14,820
Tanseisha Company, Ltd.	13,500	102,807
Taoka Chemical Company, Ltd.	500	54,041
Tatsuta Electric Wire & Cable Company, Ltd.	15,400	80,457
Tayca Corp. (B)	6,700	76,827
Tazmo Company, Ltd.	1,100	16,146
TBK Company, Ltd.	9,100	34,823
TDC Soft, Inc.	6,600	62,447
Tear Corp.	4,900	21,104
TechMatrix Corp.	12,300	197,255
TECHNO ASSOCIE Company, Ltd.	2,700	26,493
TECHNO HORIZON Company, Ltd.	2,700	42,565
Techno Medica Company, Ltd.	1,500	22,244
Techno Ryowa, Ltd.	3,800	30,972
Techno Smart Corp.	3,200	41,802
Teikoku Electric Manufacturing Company, Ltd.	7,200	82,602
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Teikoku Sen-I Company, Ltd.	6,300	$115,923
Teikoku Tsushin Kogyo Company, Ltd.	2,800	29,800
Tekken Corp.	5,800	99,177
Temairazu, Inc.	800	48,370
Tenma Corp.	6,500	144,930
Tenox Corp.	2,100	17,174
Teraoka Seisakusho Company, Ltd.	2,900	10,178
Terilogy Company, Ltd.	2,100	10,094
T-Gaia Corp.	7,400	127,156
The 77 Bank, Ltd.	21,100	261,699
The Aichi Bank, Ltd.	3,600	93,150
The Akita Bank, Ltd.	6,900	89,199
The Aomori Bank, Ltd.	8,000	161,329
The Awa Bank, Ltd.	12,900	248,129
The Bank of Iwate, Ltd.	6,500	109,675
The Bank of Kochi, Ltd.	2,600	19,634
The Bank of Nagoya, Ltd.	5,200	127,867
The Bank of Okinawa, Ltd.	8,905	215,216
The Bank of Saga, Ltd.	5,600	71,059
The Bank of Toyama, Ltd.	1,200	28,702
The Chiba Kogyo Bank, Ltd.	26,000	64,021
The Chugoku Bank, Ltd.	51,300	414,633
The Chukyo Bank, Ltd.	4,800	66,001
The Daito Bank, Ltd.	2,800	15,596
The Ehime Bank, Ltd.	14,150	106,653
The First Bank of Toyama, Ltd.	22,700	57,786
The Fukui Bank, Ltd.	8,318	117,750
The Furukawa Battery Company, Ltd.	5,900	85,449
The Gunma Bank, Ltd.	126,500	418,555
The Hachijuni Bank, Ltd.	66,400	229,885
The Hokkoku Bank, Ltd.	8,600	185,875
The Hyakugo Bank, Ltd.	87,400	249,560
The Hyakujushi Bank, Ltd.	9,200	124,495
The Iyo Bank, Ltd.	70,300	376,178
The Japan Steel Works, Ltd.	22,200	589,496
The Japan Wool Textile Company, Ltd.	19,500	167,718
The Juroku Bank, Ltd.	12,300	220,544
The Keihin Company, Ltd.	1,000	12,524
The Keiyo Bank, Ltd.	43,500	165,212
The Kinki Sharyo Company, Ltd.	1,200	13,626
The Kita-Nippon Bank, Ltd.	3,500	55,894
The Kiyo Bank, Ltd.	22,939	313,219
The Michinoku Bank, Ltd.	7,600	69,617
The Miyazaki Bank, Ltd.	5,300	99,690
The Monogatari Corp.	3,000	178,262
The Musashino Bank, Ltd.	11,800	190,573
The Nagano Bank, Ltd.	3,900	40,655
The Nanto Bank, Ltd.	11,800	201,262
The Nippon Road Company, Ltd.	2,800	190,860
The Nisshin Oillio Group, Ltd.	9,500	261,696
The Ogaki Kyoritsu Bank, Ltd.	13,700	238,182
The Oita Bank, Ltd.	6,200	98,098
The Okinawa Electric Power Company, Inc.	16,664	210,977
The Pack Corp.	5,400	139,413
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
The San-In Godo Bank, Ltd.	56,000	$275,237
The Shibusawa Warehouse Company, Ltd.	3,500	66,389
The Shiga Bank, Ltd.	14,900	275,428
The Shikoku Bank, Ltd.	14,900	94,802
The Shimizu Bank, Ltd.	3,900	57,318
The Sumitomo Warehouse Company, Ltd.	20,776	278,173
The Taiko Bank, Ltd.	3,400	43,729
The Tochigi Bank, Ltd.	38,700	62,720
The Toho Bank, Ltd.	80,000	152,695
The Tohoku Bank, Ltd.	3,800	36,370
The Torigoe Company, Ltd.	5,900	44,124
The Tottori Bank, Ltd.	3,400	35,318
The Towa Bank, Ltd.	14,100	71,399
The Yamagata Bank, Ltd.	11,500	93,654
The Yamanashi Chuo Bank, Ltd.	12,851	97,233
The Zenitaka Corp.	600	24,313
Tigers Polymer Corp.	6,500	26,939
TKC Corp.	7,600	239,756
Toa Corp. (Hyogo)	10,500	84,966
Toa Corp. (Tokyo)	6,600	149,781
Toa Oil Company, Ltd.	3,500	90,845
TOA ROAD Corp.	1,500	62,134
Toabo Corp.	3,800	16,158
Toagosei Company, Ltd.	36,400	396,967
Toba, Inc.	800	18,573
Tobishima Corp.	8,220	79,564
TOC Company, Ltd.	16,400	107,273
Tocalo Company, Ltd.	20,100	260,982
Toda Corp.	17,800	129,692
Toda Kogyo Corp. (A)	1,300	27,758
Toell Company, Ltd.	3,900	27,159
Toenec Corp.	3,200	108,371
Togami Electric Manufacturing Company, Ltd.	600	9,835
Toho Acetylene Company, Ltd.	900	9,831
Toho Company, Ltd. (A)	3,700	57,580
Toho Holdings Company, Ltd.	18,300	283,911
Toho Titanium Company, Ltd.	13,200	113,268
Toho Zinc Company, Ltd.	5,500	102,002
Tohoku Steel Company, Ltd.	500	7,694
Tohokushinsha Film Corp.	6,700	42,251
Tokai Corp.	6,800	144,965
TOKAI Holdings Corp.	33,300	268,198
Tokai Lease Company, Ltd.	300	4,127
Tokai Rika Company, Ltd.	20,200	329,318
Tokai Tokyo Financial Holdings, Inc.	71,700	272,199
Token Corp.	2,750	243,307
Tokushu Tokai Paper Company, Ltd.	3,600	144,506
Tokuyama Corp.	22,300	467,244
Tokyo Base Company, Ltd. (A)	7,500	47,604
Tokyo Electron Device, Ltd.	3,000	163,436
Tokyo Energy & Systems, Inc.	8,900	79,078
Tokyo Individualized Educational Institute, Inc.	3,300	17,687
Tokyo Keiki, Inc.	4,200	39,856
Tokyo Kiraboshi Financial Group, Inc.	11,358	139,813
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyo Rakutenchi Company, Ltd.	1,200	$43,713
Tokyo Rope Manufacturing Company, Ltd. (A)	1,700	18,928
Tokyo Sangyo Company, Ltd.	6,600	36,813
Tokyo Seimitsu Company, Ltd.	13,600	676,022
Tokyo Steel Manufacturing Company, Ltd.	36,800	388,927
Tokyo Tekko Company, Ltd.	3,500	50,390
Tokyo Theatres Company, Inc. (A)	2,400	27,277
Tokyotokeiba Company, Ltd.	5,000	246,777
Tokyu Construction Company, Ltd.	33,100	213,035
Tokyu Recreation Company, Ltd.	800	35,286
Toli Corp.	17,800	40,447
Tomato Bank, Ltd.	3,200	30,933
Tomen Devices Corp.	900	32,565
Tomoe Corp.	7,600	27,459
Tomoe Engineering Company, Ltd.	3,100	60,662
Tomoegawa Company, Ltd. (A)	400	2,915
Tomoku Company, Ltd.	4,200	73,305
TOMONY Holdings, Inc.	54,300	150,921
Tomy Company, Ltd.	33,800	294,602
Tonami Holdings Company, Ltd.	2,200	99,916
Topcon Corp.	37,400	594,764
Toppan Forms Company, Ltd.	18,000	178,294
Topre Corp.	13,100	195,754
Topy Industries, Ltd.	5,700	70,188
Torex Semiconductor, Ltd.	2,500	47,197
Toridoll Holdings Corp. (B)	13,900	215,444
Torii Pharmaceutical Company, Ltd.	4,700	105,389
Torishima Pump Manufacturing Company, Ltd.	8,000	66,134
Tosei Corp.	13,400	128,880
Toshiba TEC Corp. (A)	4,200	164,068
Tosho Company, Ltd.	6,600	107,058
Totech Corp.	2,000	51,794
Totetsu Kogyo Company, Ltd.	8,800	193,412
Totoku Electric Company, Ltd.	500	11,432
Toukei Computer Company, Ltd.	600	24,922
Tow Company, Ltd.	17,600	53,499
Towa Corp.	6,800	126,703
Towa Pharmaceutical Company, Ltd.	10,200	216,927
Toyo Construction Company, Ltd.	31,300	160,839
Toyo Corp.	8,200	82,574
Toyo Denki Seizo KK	3,100	34,173
Toyo Engineering Corp. (A)(B)	11,300	71,358
Toyo Gosei Company, Ltd.	1,800	185,812
Toyo Ink SC Holdings Company, Ltd.	13,100	241,215
Toyo Kanetsu KK	3,100	66,542
Toyo Logistics Company, Ltd.	6,100	18,467
Toyo Machinery & Metal Company, Ltd.	6,200	29,435
Toyo Securities Company, Ltd.	30,000	45,626
Toyo Tanso Company, Ltd.	5,400	115,934
Toyo Tire Corp.	8,200	166,683
Toyo Wharf & Warehouse Company, Ltd.	1,900	26,236
Toyobo Company, Ltd.	30,306	377,149
TPR Company, Ltd.	10,600	144,186
Traders Holdings Company, Ltd.	6,220	19,155
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Trancom Company, Ltd.	2,500	$194,770
Transaction Company, Ltd.	2,400	29,939
Transcosmos, Inc.	700	19,195
Treasure Factory Company, Ltd.	2,400	22,993
Tri Chemical Laboratories, Inc.	7,200	229,763
Trinity Industrial Corp.	2,000	15,412
Trusco Nakayama Corp.	10,700	273,885
TS Tech Company, Ltd.	15,600	221,730
TSI Holdings Company, Ltd. (A)	24,305	67,161
Tsubaki Nakashima Company, Ltd.	14,200	230,439
Tsubakimoto Chain Company	9,500	271,801
Tsubakimoto Kogyo Company, Ltd.	1,400	44,152
Tsudakoma Corp. (A)	700	5,661
Tsugami Corp.	14,800	223,935
Tsukishima Kikai Company, Ltd.	9,900	106,450
Tsukuba Bank, Ltd.	31,600	49,738
Tsumura & Company	2,900	93,805
Tsurumi Manufacturing Company, Ltd.	6,300	101,556
Tsutsumi Jewelry Company, Ltd.	2,500	56,013
Tsuzuki Denki Company, Ltd.	2,100	34,563
TV Asahi Holdings Corp.	9,200	158,509
Tv Tokyo Holdings Corp.	3,100	61,720
TYK Corp.	6,400	19,006
UACJ Corp. (A)	11,871	258,163
Ube Industries, Ltd.	29,300	621,987
Ubicom Holdings, Inc.	1,300	36,427
Uchida Yoko Company, Ltd.	2,800	121,727
Ueki Corp.	1,200	16,375
Ulvac, Inc.	16,300	752,864
Uniden Holdings Corp.	2,000	45,427
Union Tool Company	3,100	102,457
Unipres Corp.	12,500	109,444
United Arrows, Ltd. (A)	8,700	147,265
United Super Markets Holdings, Inc.	20,800	207,437
UNITED, Inc.	3,400	42,259
Unitika, Ltd. (A)	23,900	79,293
Universal Entertainment Corp. (A)	8,900	194,580
Urbanet Corp. Company, Ltd.	3,800	11,125
Usen-Next Holdings Company, Ltd.	2,900	56,330
Ushio, Inc.	35,100	503,396
UT Group Company, Ltd.	8,700	237,329
Utoc Corp.	6,900	31,466
UUUM Company, Ltd. (A)(B)	1,200	16,593
V Technology Company, Ltd.	3,500	165,611
Valor Holdings Company, Ltd.	13,600	280,774
Valqua, Ltd.	7,100	134,349
Value HR Company, Ltd.	1,600	24,162
ValueCommerce Company, Ltd.	4,800	133,628
V-Cube, Inc.	2,400	53,758
Vector, Inc. (A)	9,700	81,685
Vertex Corp.	1,440	37,862
Village Vanguard Company, Ltd. (A)	1,400	12,599
VINX Corp.	1,300	11,258
Vision, Inc. (A)	2,700	24,497
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Vital KSK Holdings, Inc.	16,600	$108,337
VT Holdings Company, Ltd.	29,100	124,717
Wacoal Holdings Corp.	14,900	338,132
Wacom Company, Ltd.	48,200	302,497
Waida Manufacturing Company, Ltd.	1,100	11,290
Wakachiku Construction Company, Ltd.	5,000	62,748
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	13,318
Wakita & Company, Ltd.	13,300	135,528
Warabeya Nichiyo Holdings Company, Ltd.	4,700	83,094
Waseda Academy Company, Ltd.	1,200	9,777
Watahan & Company, Ltd.	5,600	62,888
Watts Company, Ltd.	4,400	36,698
WDB Holdings Company, Ltd.	3,600	82,496
Weathernews, Inc.	1,900	93,897
Wellnet Corp.	2,500	11,811
West Holdings Corp.	6,409	206,304
Will Group, Inc.	5,700	50,282
WIN-Partners Company, Ltd.	4,900	44,205
Wood One Company, Ltd.	3,600	41,825
World Company, Ltd.	8,900	114,232
World Holdings Company, Ltd.	3,900	94,782
Wowow, Inc.	2,400	50,750
Xebio Holdings Company, Ltd.	7,100	61,068
YAC Holdings Company, Ltd.	2,200	19,880
Yachiyo Industry Company, Ltd. (A)	2,500	13,372
Yagi & Company, Ltd.	800	10,492
Yahagi Construction Company, Ltd.	9,700	63,416
Yaizu Suisankagaku Industry Company, Ltd.	2,900	25,839
YAKUODO Holdings Company, Ltd.	4,800	104,477
YAMABIKO Corp.	13,400	145,764
YAMADA Consulting Group Company, Ltd.	3,700	39,623
Yamaguchi Financial Group, Inc.	72,000	429,998
Yamaichi Electronics Company, Ltd.	8,400	123,197
YA-MAN, Ltd. (B)	10,300	142,349
Yamashina Corp.	24,800	17,540
Yamatane Corp.	3,800	51,904
Yamato Corp.	7,700	55,572
Yamato International, Inc.	5,700	17,574
Yamato Kogyo Company, Ltd.	14,500	479,708
Yamaura Corp.	1,600	13,420
Yamaya Corp.	1,000	20,817
Yamazawa Company, Ltd.	1,800	28,005
Yamazen Corp.	21,500	190,554
Yaoko Company, Ltd.	1,400	82,102
Yashima Denki Company, Ltd.	3,600	32,057
Yasuda Logistics Corp.	7,200	61,526
Yasunaga Corp.	2,700	29,004
Yellow Hat, Ltd.	12,000	215,598
Yodogawa Steel Works, Ltd.	8,765	188,416
Yokogawa Bridge Holdings Corp.	12,100	220,316
Yokohama Reito Company, Ltd.	19,600	156,977
Yokowo Company, Ltd.	6,100	128,220
Yomeishu Seizo Company, Ltd.	2,800	45,761
Yondenko Corp.	1,600	49,115
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Yondoshi Holdings, Inc.	6,459	$109,448
Yorozu Corp.	7,800	87,041
Yotai Refractories Company, Ltd.	6,700	70,803
Yuasa Funashoku Company, Ltd.	1,100	29,650
Yuasa Trading Company, Ltd.	7,000	192,530
Yuken Kogyo Company, Ltd.	1,200	19,007
Yurtec Corp.	16,900	116,183
Yushin Precision Equipment Company, Ltd.	3,000	22,361
Yushiro Chemical Industry Company, Ltd.	3,700	40,006
Yutaka Giken Company, Ltd.	1,600	27,388
Zaoh Company, Ltd.	1,800	23,911
Zenrin Company, Ltd.	12,800	135,815
Zuiko Corp.	4,400	43,135
Jersey, Channel Islands 0.1%		906,392
Atrium European Real Estate, Ltd. (A)(B)	60,614	228,736
Centamin PLC	434,687	677,656
Liechtenstein 0.1%		503,049
Liechtensteinische Landesbank AG	5,332	319,443
VP Bank AG	1,489	183,606
Luxembourg 0.5%		4,689,443
ADLER Group SA (A)(D)	1,233	38,336
APERAM SA	17,251	951,090
Befesa SA (D)	6,791	484,259
Corestate Capital Holding SA (A)(B)	6,240	95,519
d'Amico International Shipping SA (A)	70,483	8,333
Grand City Properties SA	40,806	1,166,140
IVS Group SA (A)(B)	5,204	38,908
L'Occitane International SA	96,500	320,696
SES SA	60,161	500,694
Shurgard Self Storage SA	4,711	239,603
Stabilus SA	9,102	770,665
Sword Group	1,661	75,200
Malaysia 0.2%		1,430,074
Frencken Group, Ltd.	107,100	142,963
Lynas Rare Earths, Ltd. (A)	301,501	1,287,111
Malta 0.2%		1,422,333
Kindred Group PLC	82,942	1,422,333
Monaco 0.2%		1,574,081
Endeavour Mining Corp.	60,748	1,458,294
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,435	115,787
Netherlands 2.9%		25,814,838
Aalberts NV	36,314	2,067,118
Accell Group NV (A)	7,022	398,711
AMG Advanced Metallurgical Group NV	6,831	248,079
Amsterdam Commodities NV	6,523	170,289
Arcadis NV (B)	36,480	1,589,639
ASR Nederland NV	48,243	2,077,771
Basic-Fit NV (A)(D)	12,628	607,552
BE Semiconductor Industries NV	24,555	1,970,115
Beter Bed Holding NV (A)	4,223	30,558
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Netherlands (continued)
Boskalis Westminster	26,641	$909,491
Brack Capital Properties NV (A)	924	94,664
Brunel International NV	9,698	131,923
Corbion NV	20,335	1,173,503
Euronext NV (D)	14,259	1,515,128
Flow Traders (D)	12,423	543,795
ForFarmers NV	13,376	86,804
Fugro NV (A)	25,819	281,004
GrandVision NV (D)	12,174	405,361
Heijmans NV	9,522	155,222
Hunter Douglas NV (A)	2,162	217,162
IMCD NV	18,245	2,974,823
Intertrust NV (A)(D)	28,072	518,337
Kendrion NV	5,119	143,866
Koninklijke BAM Groep NV (A)	62,409	184,032
Koninklijke Vopak NV	5,082	240,820
Lucas Bols NV (A)(D)	3,531	50,240
Nedap N.V.	1,772	122,828
OCI NV (A)	27,089	699,058
Ordina NV	37,525	171,686
PostNL NV	175,331	1,030,432
PPHE Hotel Group, Ltd. (A)	1,002	24,077
SBM Offshore NV	49,777	858,422
SIF Holding NV	1,808	34,924
Signify NV (D)	43,428	2,685,966
Sligro Food Group NV (A)	9,045	289,665
TKH Group NV	14,187	751,795
TomTom NV (A)	23,460	213,827
Van Lanschot Kempen NV (B)	5,033	146,151
New Zealand 0.6%		5,475,056
Air New Zealand, Ltd. (A)	159,355	192,004
Arvida Group, Ltd.	125,649	166,443
Briscoe Group, Ltd.	11,818	48,918
Chorus, Ltd.	113,231	514,893
Comvita, Ltd. (A)	3,159	7,483
Delegat Group, Ltd.	5,716	61,723
Eroad, Ltd. (A)	5,969	24,043
Freightways, Ltd.	47,014	392,910
Genesis Energy, Ltd.	72,925	177,683
Gentrack Group, Ltd. (A)	9,421	13,716
Hallenstein Glasson Holdings, Ltd.	15,335	80,551
Heartland Group Holdings, Ltd.	174,002	244,378
Infratil, Ltd.	118,569	644,505
Investore Property, Ltd.	79,415	114,984
Kathmandu Holdings, Ltd.	130,416	149,132
NEW Zealand King Salmon Investments, Ltd. (A)	10,031	11,850
NZME, Ltd. (A)	72,696	40,385
NZX, Ltd.	70,162	104,641
Oceania Healthcare, Ltd.	104,373	104,299
Pacific Edge, Ltd. (A)	105,378	88,520
PGG Wrightson, Ltd.	1,878	4,512
Pushpay Holdings, Ltd. (A)	99,533	122,512
Restaurant Brands New Zealand, Ltd. (A)	9,960	96,779
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
New Zealand (continued)
Sanford, Ltd.	22,753	$77,592
Scales Corp., Ltd.	29,692	97,858
Serko, Ltd. (A)	6,476	32,304
Skellerup Holdings, Ltd.	44,514	145,960
SKY Network Television, Ltd. (A)	440,338	54,543
SKYCITY Entertainment Group, Ltd. (A)	203,995	528,362
Steel & Tube Holdings, Ltd.	21,933	18,099
Summerset Group Holdings, Ltd.	47,298	424,991
Synlait Milk, Ltd. (A)	21,479	47,168
The New Zealand Refining Company, Ltd. (A)	43,399	21,375
The Warehouse Group, Ltd.	25,288	62,471
Tourism Holdings, Ltd. (A)	30,975	56,099
TOWER, Ltd. (A)	151,324	82,164
Trustpower, Ltd.	10,579	64,498
Turners Automotive Group, Ltd.	6,890	20,901
Vista Group International, Ltd. (A)	57,676	91,774
Z Energy, Ltd.	130,629	242,033
Norway 0.8%		7,385,272
ABG Sundal Collier Holding ASA	136,334	142,225
AF Gruppen ASA	6,090	142,709
Akastor ASA (A)	61,659	40,610
Aker Solutions ASA (A)	50,761	92,421
American Shipping Company ASA (A)	18,608	69,676
Atea ASA (A)	29,568	581,019
Austevoll Seafood ASA	25,247	330,087
Avance Gas Holding, Ltd. (D)	16,253	84,126
Axactor SE (A)	67,242	90,580
B2Holding ASA (A)	70,553	87,721
Bonheur ASA	7,394	209,006
Borregaard ASA	33,447	764,507
Bouvet ASA	183	14,173
BW Offshore, Ltd.	31,002	126,596
Crayon Group Holding ASA (A)(D)	4,662	68,570
DNO ASA (A)	75,188	79,859
Europris ASA (D)	50,683	339,256
Fjordkraft Holding ASA (D)	16,180	108,340
FLEX LNG, Ltd.	13,406	202,286
Frontline, Ltd.	22,062	187,058
Grieg Seafood ASA (A)	13,601	134,771
Hexagon Composites ASA (A)	32,197	144,823
IDEX Biometrics ASA (A)	160,219	47,212
Itera ASA	21,736	34,335
Kitron ASA	8,367	21,849
Nordic Nanovector ASA (A)	14,098	42,437
Norway Royal Salmon ASA	3,814	83,072
Norwegian Finans Holding ASA	47,936	561,709
Norwegian Property ASA	17,805	31,722
Ocean Yield ASA	17,760	62,622
Odfjell Drilling, Ltd. (A)	35,662	92,250
Odfjell SE, A Shares (A)	7,780	27,828
Olav Thon Eiendomsselskap ASA (A)	6,255	133,315
Otello Corp. ASA (A)	42,000	165,317
PGS ASA (A)	150,095	93,538
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Norway (continued)
Protector Forsikring ASA	28,159	$303,897
Selvaag Bolig ASA	16,229	118,177
Solon Eiendom ASA (A)	6,054	27,671
SpareBank 1 SR-Bank ASA	15,666	216,177
TGS NOPEC Geophysical Company ASA	31,150	421,484
Treasure ASA	15,273	32,007
Ultimovacs ASA (A)	1,760	16,333
Veidekke ASA	32,981	492,895
Wallenius Wilhelmsen ASA (A)	28,610	113,941
Wilh Wilhelmsen Holding ASA, Class A	4,882	109,107
XXL ASA (A)(D)	37,894	95,958
Peru 0.0%		300,143
Hochschild Mining PLC	107,762	300,143
Philippines 0.0%		39,701
Del Monte Pacific, Ltd.	136,300	39,701
Portugal 0.3%		2,926,749
Altri SGPS SA	33,463	237,346
Banco Comercial Portugues SA (A)	3,603,145	701,075
CTT-Correios de Portugal SA	37,215	191,236
Mota-Engil SGPS SA (A)	23,312	41,365
NOS SGPS SA	109,940	397,233
Novabase SGPS SA (A)	4,612	24,014
REN - Redes Energeticas Nacionais SGPS SA	169,118	476,351
Semapa-Sociedade de Investimento e Gestao	11,241	161,465
Sonae SGPS SA	349,624	338,375
The Navigator Company SA	97,510	358,289
Russia 0.0%		299,266
Petropavlovsk PLC (A)(B)	844,260	299,266
Singapore 1.4%		12,316,547
Accordia Golf Trust (C)	316,900	173,726
AEM Holdings, Ltd.	54,900	148,360
Amara Holdings, Ltd.	80,000	22,364
Ascendas India Trust	318,700	327,642
Avarga, Ltd.	74,200	16,790
Banyan Tree Holdings, Ltd. (A)	78,000	17,088
Best World International, Ltd. (C)	84,600	50,024
BOC Aviation, Ltd. (D)	23,300	210,055
Bonvests Holdings, Ltd.	36,400	25,284
Boustead Projects, Ltd.	28,557	25,684
Boustead Singapore, Ltd.	104,189	92,144
BRC Asia, Ltd.	15,100	17,125
Bukit Sembawang Estates, Ltd.	56,200	210,649
BW Energy, Ltd. (A)	7,129	20,483
BW LPG, Ltd. (D)	31,121	215,089
Centurion Corp., Ltd. (A)	85,000	21,846
China Aviation Oil Singapore Corp., Ltd.	112,100	89,802
China Sunsine Chemical Holdings, Ltd.	152,100	62,072
Chip Eng Seng Corp., Ltd.	193,300	64,291
Chuan Hup Holdings, Ltd.	109,000	17,305
ComfortDelGro Corp., Ltd.	738,100	935,810
COSCO Shipping International Singapore Company, Ltd. (A)	479,800	114,118
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Singapore (continued)
Creative Technology, Ltd. (A)	11,500	$21,793
CSE Global, Ltd.	136,600	55,262
CW Group Holdings, Ltd. (A)(C)	135,000	3,215
Dasin Retail Trust	49,600	26,816
Delfi, Ltd.	88,200	56,627
Ezion Holdings, Ltd. (A)(C)	1,126,020	36,612
Ezra Holdings, Ltd. (A)(C)	438,996	913
Far East Orchard, Ltd.	58,394	47,227
First Resources, Ltd.	175,200	178,654
Food Empire Holdings, Ltd.	72,000	48,431
Fragrance Group, Ltd. (A)	200,000	17,350
Fraser and Neave, Ltd.	82,900	92,118
Frasers Property, Ltd.	28,000	24,973
Fu Yu Corp., Ltd.	142,200	33,861
Gallant Venture, Ltd. (A)	264,000	25,958
Geo Energy Resources, Ltd.	105,900	16,398
GK Goh Holdings, Ltd.	21,000	15,494
Golden Agri-Resources, Ltd.	2,139,900	379,909
Golden Energy & Resources, Ltd. (A)	67,800	8,824
GSH Corp., Ltd.	51,600	7,577
GuocoLand, Ltd.	115,100	140,016
Halcyon Agri Corp., Ltd. (A)	88,757	17,121
Haw Par Corp., Ltd.	40,900	416,134
Hiap Hoe, Ltd.	38,000	18,972
Ho Bee Land, Ltd.	68,100	136,369
Hong Fok Corp., Ltd.	123,036	79,504
Hong Leong Asia, Ltd.	70,600	53,305
Hong Leong Finance, Ltd.	105,300	192,618
Hotel Grand Central, Ltd.	47,475	38,398
HRnetgroup, Ltd.	75,200	36,915
Hwa Hong Corp., Ltd.	55,000	11,847
Hyflux, Ltd. (A)(B)	154,800	6,192
iFAST Corp., Ltd.	38,400	246,274
IGG, Inc.	343,000	510,505
Indofood Agri Resources, Ltd. (A)	58,100	15,585
Japfa, Ltd.	168,520	111,362
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	7,051	251,877
Keppel Infrastructure Trust	1,282,655	528,535
KSH Holdings, Ltd.	32,400	8,687
Lian Beng Group, Ltd. (A)	111,000	40,272
Low Keng Huat Singapore, Ltd.	64,000	24,184
Metro Holdings, Ltd.	151,300	93,231
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,727
mm2 Asia, Ltd. (A)	362,800	17,013
NetLink NBN Trust	371,700	268,321
NSL, Ltd.	29,000	18,098
OM Holdings, Ltd. (A)	69,157	45,315
OUE, Ltd.	101,600	102,879
Oxley Holdings, Ltd.	404,541	74,813
Pacific Century Regional Developments, Ltd.	52,900	13,998
Pan-United Corp., Ltd.	68,750	16,347
Q&M Dental Group Singapore, Ltd.	48,100	24,551
QAF, Ltd.	59,334	42,815
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Singapore (continued)
Raffles Education Corp., Ltd. (A)	279,802	$37,032
Raffles Medical Group, Ltd.	365,218	298,086
Riverstone Holdings, Ltd.	156,400	174,812
Roxy-Pacific Holdings, Ltd. (A)	95,550	25,642
SATS, Ltd. (A)	115,600	346,449
SBS Transit, Ltd.	27,700	62,799
Sembcorp Industries, Ltd.	325,700	541,176
Sembcorp Marine, Ltd. (A)	1,733,113	261,781
Sheng Siong Group, Ltd.	203,300	244,255
SHS Holdings, Ltd.	84,000	9,655
SIA Engineering Company, Ltd.	102,600	172,774
SIIC Environment Holdings, Ltd.	412,280	65,407
Sinarmas Land, Ltd.	300,000	63,469
Sing Holdings, Ltd.	79,000	22,679
Sing Investments & Finance, Ltd.	28,600	31,149
Singapore Land Group, Ltd.	55,200	111,855
Singapore Post, Ltd.	520,800	283,239
Singapore Press Holdings, Ltd.	463,300	612,185
Singapore Shipping Corp., Ltd.	83,800	16,455
Stamford Land Corp., Ltd.	142,600	44,187
StarHub, Ltd.	185,200	170,771
Straits Trading Company, Ltd.	14,200	29,934
Swiber Holdings, Ltd. (A)(C)	128,250	6,342
The Hour Glass, Ltd.	68,900	65,134
Tuan Sing Holdings, Ltd.	254,787	80,827
UMS Holdings, Ltd.	115,450	123,675
United Overseas Insurance, Ltd.	2,400	12,661
UOB-Kay Hian Holdings, Ltd.	108,269	134,999
Vicom, Ltd.	26,000	40,669
Wee Hur Holdings, Ltd.	102,000	15,832
Wing Tai Holdings, Ltd.	144,817	190,447
XP Power, Ltd.	5,720	405,314
Yeo Hiap Seng, Ltd.	8,834	6,313
South Africa 0.1%		1,142,070
Investec PLC	101,798	447,800
Mediclinic International PLC (A)	150,271	694,270
Spain 2.3%		20,512,412
Acciona SA	6,408	1,107,772
Acerinox SA	61,525	876,635
Alantra Partners SA	6,267	120,752
Almirall SA	25,582	436,653
Almirall SA, Interim Shares (A)	370	6,330
Amper SA (A)(B)	307,165	70,707
Applus Services SA (A)	49,354	514,992
Atresmedia Corp. de Medios de Comunicacion SA (A)	33,653	164,816
Audax Renovables SA (A)	25,087	61,996
Azkoyen SA (A)	4,660	33,638
Banco de Sabadell SA (A)	1,278,965	983,947
Bankinter SA	223,987	1,278,981
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,212	376,351
CIE Automotive SA	27,424	820,610
Construcciones y Auxiliar de Ferrocarriles SA	7,952	369,456
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Spain (continued)
Distribuidora Internacional de Alimentacion SA (A)	217,976	$20,973
Ebro Foods SA	24,110	511,433
eDreams ODIGEO SA (A)	22,487	144,672
Elecnor SA	9,042	116,278
Enagas SA	58,769	1,380,432
Ence Energia y Celulosa SA (A)	57,514	242,365
Ercros SA	37,769	163,300
Euskaltel SA (D)	30,180	405,050
Faes Farma SA	117,133	484,828
Fluidra SA (B)	18,385	730,630
Fomento de Construcciones y Contratas SA	17,860	226,780
Gestamp Automocion SA (A)(D)	13,002	70,771
Global Dominion Access SA (A)(D)	40,194	217,811
Grupo Catalana Occidente SA	14,843	626,367
Grupo Empresarial San Jose SA	8,498	60,239
Grupo Ezentis SA (A)(B)	65,836	30,105
Iberpapel Gestion SA	2,945	66,216
Indra Sistemas SA (A)	50,727	441,658
Laboratorios Farmaceuticos Rovi SA	4,986	341,073
Liberbank SA	694,844	280,691
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (A)	223,987	437,026
Mapfre SA (B)	201,409	461,548
Mediaset Espana Comunicacion SA (A)	48,282	338,646
Melia Hotels International SA (A)	30,317	253,927
Miquel y Costas & Miquel SA	6,049	116,938
Neinor Homes SA (A)(D)	11,125	146,072
Obrascon Huarte Lain SA (A)	48,890	36,560
Pharma Mar SA	4,873	453,974
Prim SA	3,271	43,067
Promotora de Informaciones SA, Class A (A)	66,046	70,880
Prosegur Cia de Seguridad SA	88,397	274,179
Realia Business SA (A)	115,998	98,876
Renta 4 Banco SA	1,156	11,961
Sacyr SA (B)	163,336	438,729
Solaria Energia y Medio Ambiente SA (A)	28,522	536,932
Talgo SA (A)(D)	28,797	175,512
Tecnicas Reunidas SA (A)	9,565	136,254
Tubacex SA (A)	47,684	103,733
Unicaja Banco SA (D)	295,189	331,645
Vidrala SA	6,885	789,373
Viscofan SA	14,235	1,004,540
Vocento SA (A)	21,446	28,751
Zardoya Otis SA	62,790	437,981
Sweden 3.7%		33,771,416
AcadeMedia AB (D)	30,274	289,306
AddLife AB, B Shares	13,696	379,651
AddNode Group AB	8,634	336,104
AddTech AB, B Shares	65,285	1,077,046
AF Poyry AB (A)	30,700	1,050,970
Alimak Group AB (D)	14,034	240,098
Ambea AB (D)	4,187	34,891
Annehem Fastigheter AB, B Shares (A)	9,576	37,555
Arise AB (A)	3,811	21,913
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden (continued)
Arjo AB, B Shares	73,232	$730,941
Atrium Ljungberg AB, B Shares	16,324	382,495
Attendo AB (A)(D)	43,122	214,589
Beijer Alma AB	14,313	311,063
Beijer Electronics Group AB (A)	9,584	61,885
Bergman & Beving AB	10,573	168,138
Besqab AB	2,865	55,511
Betsson AB, B Shares (A)	42,456	377,836
BHG Group AB (A)	7,065	137,251
Bilia AB, A Shares	25,661	488,712
BioGaia AB, B Shares	6,241	341,367
Biotage AB	19,960	437,769
Bjorn Borg AB (A)	1,367	4,428
Bjorn Borg AB, Redemption Shares (A)	1,367	247
Bonava AB, B Shares (A)	29,697	378,790
Boozt AB (A)(D)	6,129	141,639
Bravida Holding AB (D)	73,017	1,108,242
Bufab AB	13,625	397,507
Bulten AB	5,708	71,753
Bure Equity AB	22,189	1,027,044
Byggmax Group AB	28,000	254,645
Catena AB	10,461	559,997
Cellavision AB	609	25,511
Clas Ohlson AB, B Shares (A)	9,715	110,247
Cloetta AB, B Shares	82,385	267,652
Collector AB (A)	4,116	15,343
Coor Service Management Holding AB (A)(D)	16,728	144,560
Dios Fastigheter AB	35,139	370,106
Doro AB (A)	6,824	46,996
Duni AB (A)	13,661	193,501
Dustin Group AB (D)	23,660	299,166
Eastnine AB	8,575	135,113
Elanders AB, B Shares	2,728	56,677
Electrolux Professional AB, B Shares (A)	27,972	191,397
Eltel AB (A)(D)	12,277	37,641
Enea AB (A)	8,432	220,800
eWork Group AB	1,387	17,068
Fagerhult AB	23,698	192,117
FastPartner AB, A Shares (B)	7,767	95,224
Fingerprint Cards AB, B Shares (A)(B)	82,439	342,274
GHP Specialty Care AB	12,106	40,610
Granges AB	50,480	671,051
Haldex AB (A)	17,850	126,202
Heba Fastighets AB, Class B	11,913	188,497
Hexatronic Group AB	2,444	43,369
HMS Networks AB	4,648	195,656
Hoist Finance AB (A)(D)	26,484	115,943
Hufvudstaden AB, A Shares	9,359	157,915
Humana AB (A)	17,267	154,455
Instalco AB	8,470	336,391
Inwido AB	32,754	588,890
ITAB Shop Concept AB (A)	7,377	16,069
JM AB	22,230	881,779
Klovern AB, B Shares	219,006	438,890
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Sweden (continued)
KNOW IT AB	9,668	$350,611
Kungsleden AB	69,119	883,706
Lagercrantz Group AB, B Shares	73,644	828,128
LeoVegas AB (D)	15,080	76,570
Lime Technologies AB	363	15,272
Lindab International AB	27,981	669,910
Loomis AB	14,002	448,601
Mekonomen AB (A)	16,544	310,097
MIPS AB	6,450	515,688
Modern Times Group MTG AB, B Shares (A)	36,780	519,414
Momentum Group AB, Class B	10,018	191,912
Munters Group AB (D)	6,023	62,620
Mycronic AB	23,177	741,367
NCAB Group AB	192	10,670
NCC AB, B Shares	17,214	328,828
Nederman Holding AB (A)	5,899	123,557
Nelly Group AB (A)	4,136	17,703
Net Insight AB, B Shares (A)	29,909	8,953
New Wave Group AB, B Shares (A)	21,560	260,939
Nobia AB	40,167	369,124
Nobina AB (A)(D)	34,351	345,186
Nolato AB, B Shares	74,400	776,376
Nordic Entertainment Group AB, B Shares (A)	10,389	500,743
Nordic Waterproofing Holding AB	12,452	247,512
NP3 Fastigheter AB	14,544	288,789
Nyfosa AB (A)	62,366	828,386
OEM International AB, B Shares	16,071	260,688
Orexo AB (A)	2,352	11,676
Pandox AB (A)	11,775	207,798
Peab AB, Class B	36,049	495,725
Platzer Fastigheter Holding AB, Series B	22,159	311,271
Prevas AB, B Shares	1,258	12,952
Pricer AB, B Shares	39,488	145,710
Proact IT Group AB	11,427	122,989
Qliro AB (A)	4,136	21,833
Ratos AB, B Shares	117,755	753,075
RaySearch Laboratories AB (A)	9,341	101,854
Resurs Holding AB (D)	53,512	289,237
Rottneros AB (A)	39,993	43,440
SAS AB (A)(B)	925,700	213,398
Scandi Standard AB	16,774	123,415
Sectra AB, B Shares (A)	7,562	546,492
Semcon AB (A)	4,746	62,992
Sensys Gatso Group AB (A)	223,958	31,304
SkiStar AB (A)	15,355	246,779
SSAB AB, A Shares (A)	12,800	67,355
Systemair AB (A)	9,025	332,164
Troax Group AB	15,646	590,001
VBG Group AB, B Shares	6,568	153,388
Vitec Software Group AB, B Shares	1,548	68,507
Wihlborgs Fastigheter AB	44,186	1,000,218
Switzerland 6.5%		58,513,917
Adecco Group AG	1,033	71,495
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Allreal Holding AG	5,130	$1,034,576
ALSO Holding AG (A)	2,545	753,582
APG SGA SA (A)	514	136,694
Arbonia AG	17,476	324,121
Aryzta AG (A)	311,372	417,734
Ascom Holding AG (A)	5,341	89,543
Autoneum Holding AG (A)	1,174	229,727
Bachem Holding AG, Class B	1,701	932,899
Baloise Holding AG	1,120	186,456
Banque Cantonale de Geneve, Bearer Shares	847	146,849
Banque Cantonale Vaudoise	5,271	497,367
Belimo Holding AG	3,480	1,477,089
Bell Food Group AG	919	286,718
Bellevue Group AG	3,488	148,287
Berner Kantonalbank AG	1,951	450,914
BKW AG	7,486	832,935
Bobst Group SA (A)	3,690	261,844
Bossard Holding AG, Class A	2,262	536,248
Bucher Industries AG	2,808	1,536,500
Burckhardt Compression Holding AG	1,086	442,856
Burkhalter Holding AG	1,594	130,761
Bystronic AG	599	788,436
Calida Holding AG	2,395	92,266
Carlo Gavazzi Holding AG, Bearer Shares (A)	231	57,627
Cavotec SA (A)	16,419	52,177
Cembra Money Bank AG	10,730	1,220,649
Cicor Technologies, Ltd. (A)	495	26,542
Cie Financiere Tradition SA, Bearer Shares	868	113,354
Clariant AG	70,991	1,534,557
Coltene Holding AG (A)	1,519	218,041
Comet Holding AG	1,979	530,251
Daetwyler Holding AG	414	140,504
DKSH Holding AG	13,562	1,104,846
dormakaba Holding AG	993	680,328
Dottikon Es Holding AG (A)	600	124,749
Dufry AG (A)	19,265	1,216,641
EDAG Engineering Group AG (A)	3,415	36,542
EFG International AG (A)	41,392	329,459
Emmi AG	783	797,396
Energiedienst Holding AG	4,888	204,126
Evolva Holding SA (A)(B)	222,970	45,713
Feintool International Holding AG (A)	656	43,634
Fenix Outdoor International AG	1,483	226,938
Ferrexpo PLC	132,893	844,117
Flughafen Zurich AG (A)	7,003	1,225,467
Forbo Holding AG	388	777,776
Fundamenta Real Estate AG	1,687	36,762
Galenica AG (D)	17,196	1,212,224
GAM Holding AG (A)	76,402	195,699
Georg Fischer AG	1,670	2,399,586
Gurit Holding AG, Bearer Shares	135	360,857
Helvetia Holding AG	12,955	1,454,463
Hiag Immobilien Holding AG	2,677	297,712
Highlight Communications AG, Bearer Shares (A)	4,309	20,740
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Switzerland (continued)
HOCHDORF Holding AG (A)	291	$19,231
Huber + Suhner AG	6,529	522,681
Hypothekarbank Lenzburg AG	17	81,697
Implenia AG (A)	5,768	165,287
Ina Invest Holding AG (A)	1,963	40,416
Inficon Holding AG	721	831,890
Interroll Holding AG	262	1,037,595
Intershop Holding AG	559	388,534
Investis Holding SA	1,197	129,069
IWG PLC (A)	236,270	1,206,082
Jungfraubahn Holding AG (A)(B)	1,918	294,710
Kardex Holding AG	2,463	552,884
Komax Holding AG (A)(B)	337	81,666
Kongsberg Automotive ASA (A)	82,025	28,193
Kudelski SA, Bearer Shares	14,739	65,917
Landis+Gyr Group AG (A)	3,210	234,157
Lastminute.com NV (A)	1,444	68,535
LEM Holding SA	196	427,919
Luzerner Kantonalbank AG	1,289	610,731
Medartis Holding AG (A)(D)	196	17,781
Meier Tobler Group AG (A)	2,721	47,119
Metall Zug AG, B Shares	90	202,072
Mikron Holding AG (A)	1,756	12,277
Mobilezone Holding AG	15,596	197,546
Mobimo Holding AG	2,533	848,317
Novavest Real Estate AG (A)	226	12,156
OC Oerlikon Corp. AG	74,439	853,237
Orascom Development Holding AG (A)(B)	6,368	83,456
Orell Fuessli AG	223	25,304
Orior AG	2,567	236,487
Phoenix Mecano AG, Bearer Shares	307	159,399
Plazza AG, Class A	681	241,440
PSP Swiss Property AG	16,489	2,157,638
Rieter Holding AG (A)	1,430	273,678
Romande Energie Holding SA (A)	141	207,731
Schaffner Holding AG	273	79,233
Schweiter Technologies AG, Bearer Shares	437	739,986
Sensirion Holding AG (A)(D)	488	34,790
SFS Group AG	6,317	888,029
Siegfried Holding AG (A)	1,933	1,731,996
SIG Combibloc Group AG (A)	60,399	1,597,641
Softwareone Holding AG (A)	11,454	284,213
St. Galler Kantonalbank AG, Class A	1,161	547,673
Sulzer AG	7,405	949,227
Swiss Prime Site AG	12,250	1,257,970
Swiss Steel Holding AG (A)(B)	218,185	108,821
Swissquote Group Holding SA	3,479	541,966
Tecan Group AG	498	249,519
Thurgauer Kantonalbank	384	44,577
Tornos Holding AG (A)	3,182	23,004
TX Group AG (A)	974	87,778
u-blox Holding AG (A)	2,977	186,752
Valiant Holding AG	5,508	574,408
Valora Holding AG (A)	1,513	349,846
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Varia US Properties AG	1,653	$69,435
VAT Group AG (D)	10,047	3,064,802
Vaudoise Assurances Holding SA	408	219,963
Vetropack Holding AG	4,450	281,352
Von Roll Holding AG, Bearer Shares (A)	24,922	21,328
Vontobel Holding AG	11,145	867,664
VZ Holding AG	5,067	437,416
V-ZUG Holding AG (A)	900	139,684
Walliser Kantonalbank	1,001	114,537
Warteck Invest AG	79	209,912
Ypsomed Holding AG (B)	672	113,075
Zehnder Group AG	4,355	409,720
Zueblin Immobilien Holding AG (A)	324	10,599
Zug Estates Holding AG, B Shares	91	199,785
Zuger Kantonalbank AG, Bearer Shares	50	379,010
United Arab Emirates 0.0%		174,724
Lamprell PLC (A)	68,445	60,656
Network International Holdings PLC (A)(D)	20,212	114,068
United Kingdom 13.9%		125,470,895
4imprint Group PLC (A)	6,886	280,668
A.G. Barr PLC (A)	42,042	310,961
Advanced Medical Solutions Group PLC	3,350	12,986
Afren PLC (A)(C)	310,484	0
Aggreko PLC	98,594	1,202,869
Air Partner PLC	6,000	7,054
AJ Bell PLC	39,215	236,167
Alliance Pharma PLC	126,363	176,985
Allied Minds PLC (A)	61,129	19,907
Anglo Pacific Group PLC	67,662	139,602
Anglo-Eastern Plantations PLC	9,864	93,815
AO World PLC (A)	9,865	36,367
Appreciate Group PLC	35,409	19,716
Aptitude Software Group PLC	1,241	10,649
Arrow Global Group PLC (A)	58,244	251,317
Ascential PLC (A)	83,194	429,540
Ashmore Group PLC	105,627	592,636
Avon Rubber PLC	13,037	570,758
Babcock International Group PLC (A)	183,895	779,449
Bakkavor Group PLC (D)	32,786	63,545
Balfour Beatty PLC	234,276	1,032,443
Beazley PLC (A)	206,218	879,663
Begbies Traynor Group PLC	38,310	73,820
Bellway PLC	37,323	1,893,203
Biffa PLC (A)(D)	74,678	309,570
Bloomsbury Publishing PLC	38,149	171,731
Bodycote PLC	76,912	941,725
boohoo Group PLC (A)	11,648	52,715
Braemar Shipping Services PLC (A)	7,806	26,156
Brewin Dolphin Holdings PLC	130,125	627,704
Britvic PLC	87,857	1,137,139
Brooks Macdonald Group PLC	474	14,665
Cairn Energy PLC	231,679	533,268
Camellia PLC	87	8,727
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
United Kingdom (continued)
Capita PLC (A)	193,468	$110,230
Card Factory PLC (A)	136,843	132,453
CareTech Holdings PLC	19,375	155,243
Carillion PLC (A)(C)	114,263	15,551
Carr's Group PLC	23,815	52,196
Castings PLC	13,200	70,037
Centaur Media PLC	19,732	11,479
Central Asia Metals PLC	34,984	134,759
Centrica PLC (A)	1,254,139	971,426
Charles Stanley Group PLC	5,789	29,577
Chemring Group PLC	105,376	456,047
Chesnara PLC	61,626	241,448
Cineworld Group PLC (A)(B)	258,746	340,262
Circassia Group PLC (A)	16,959	8,167
Clarkson PLC	12,033	525,003
Clinigen Group PLC	22,321	268,850
Clipper Logistics PLC	32,137	349,250
Close Brothers Group PLC	58,911	1,369,838
CLS Holdings PLC	66,976	234,546
CMC Markets PLC (D)	57,827	401,849
Coats Group PLC	333,960	313,211
Computacenter PLC	35,779	1,361,530
Concentric AB	16,536	365,842
ContourGlobal PLC (D)	16,963	46,219
ConvaTec Group PLC (D)	143,797	484,331
Costain Group PLC (A)	45,591	37,548
Countryside Properties PLC (A)(D)	179,569	1,303,098
Cranswick PLC	18,380	1,030,439
Crest Nicholson Holdings PLC (A)	107,888	700,126
CVS Group PLC (A)	18,181	565,852
Daily Mail & General Trust PLC, Class A	65,879	833,529
De La Rue PLC (A)	64,689	167,270
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	70,427	208,062
DFS Furniture PLC (A)	45,929	184,963
Dialight PLC (A)	10,395	50,079
Dialog Semiconductor PLC (A)	28,155	2,232,272
Dignity PLC (A)(B)	21,252	195,891
Diploma PLC	42,438	1,733,612
DiscoverIE Group PLC	29,764	317,133
Dixons Carphone PLC (A)	375,642	727,381
Domino's Pizza Group PLC	172,750	892,624
dotdigital Group PLC	29,664	93,839
Drax Group PLC	166,147	1,026,729
Dunelm Group PLC	32,552	676,991
easyJet PLC (A)	507	7,222
EKF Diagnostics Holdings PLC	106,847	118,311
Electrocomponents PLC	116,744	1,637,255
Elementis PLC (A)	180,432	403,561
EMIS Group PLC	18,782	315,942
EnQuest PLC (A)(B)	465,884	112,828
Epwin Group PLC	19,976	30,494
Equiniti Group PLC (A)(D)	136,971	351,632
Esken, Ltd. (A)	104,469	48,730
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Essentra PLC	113,656	$502,448
Euromoney Institutional Investor PLC	44,560	669,146
FDM Group Holdings PLC	28,133	395,178
Fevertree Drinks PLC	33,816	1,226,580
First Derivatives PLC (A)	2,775	82,726
Firstgroup PLC (A)	533,298	618,052
Forterra PLC (A)(D)	82,151	340,972
Foxtons Group PLC (A)	98,524	81,831
Frasers Group PLC (A)	91,039	746,477
Frontier Developments PLC (A)	3,377	122,983
Fuller Smith & Turner PLC, Class A (A)	10,874	129,866
Future PLC	19,338	777,993
Galliford Try Holdings PLC	47,040	83,809
Games Workshop Group PLC	10,952	1,854,970
Gamesys Group PLC	23,885	631,541
Gamma Communications PLC	9,759	275,506
GB Group PLC	1,524	20,149
Gem Diamonds, Ltd.	43,118	43,525
Genel Energy PLC	61,282	118,930
Genuit Group PLC	85,251	780,359
Genus PLC	3,577	255,988
Gooch & Housego PLC (A)	1,549	28,571
Goodwin PLC	1,823	82,527
Grainger PLC	242,462	981,392
Greggs PLC (A)	35,427	1,253,355
Gulf Keystone Petroleum, Ltd. (A)	90,739	213,194
H&T Group PLC	64	253
Halfords Group PLC (A)	66,664	360,002
Harbour Energy PLC (A)	257,019	74,815
Hays PLC (A)	559,083	1,374,304
Headlam Group PLC	33,700	226,926
Helical PLC	46,367	288,066
Helios Towers PLC (A)	8,831	20,886
Henry Boot PLC	36,616	146,781
Hill & Smith Holdings PLC	32,854	713,824
Hilton Food Group PLC	19,067	321,800
Hollywood Bowl Group PLC (A)	46,019	168,413
HomeServe PLC	1,638	21,712
Howden Joinery Group PLC	23,544	265,949
Hunting PLC	55,986	208,073
Hyve Group PLC (A)	76,614	142,731
Ibstock PLC (D)	154,024	500,021
IG Group Holdings PLC	134,720	1,636,275
IMI PLC	92,998	2,189,848
Inchcape PLC	142,724	1,582,087
Indivior PLC (A)	204,919	454,188
IntegraFin Holdings PLC	45,014	346,773
International Personal Finance PLC (A)	112,833	211,421
iomart Group PLC	31,934	122,210
IP Group PLC	310,107	544,067
J.D. Wetherspoon PLC (A)	29,287	547,065
James Fisher & Sons PLC	19,159	263,157
James Halstead PLC	7,875	55,856
JET2 PLC (A)	29,187	558,270
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
United Kingdom (continued)
John Laing Group PLC (D)	175,904	$1,002,496
John Menzies PLC (A)	26,768	118,322
John Wood Group PLC (A)	178,311	617,935
Johnson Service Group PLC (A)	83,109	200,529
Joules Group PLC (A)	1,304	5,145
Jupiter Fund Management PLC	175,943	693,181
Just Group PLC (A)	425,359	664,614
Kainos Group PLC	25,158	507,467
Keller Group PLC	30,737	363,674
Kier Group PLC (A)(B)	59,696	97,509
Kin & Carta PLC (A)	65,800	183,028
Lancashire Holdings, Ltd.	86,022	769,243
Learning Technologies Group PLC	29,765	71,501
Liontrust Asset Management PLC	2,333	50,260
Lookers PLC (A)	168,184	162,140
LSL Property Services PLC (A)	33,235	220,276
Luceco PLC (D)	36,040	176,128
M&C Saatchi PLC (A)	32	58
Macfarlane Group PLC	1,728	2,880
Man Group PLC	559,207	1,416,152
Marks & Spencer Group PLC (A)	309,127	722,777
Marshalls PLC (A)	78,827	821,011
Marston's PLC (A)	244,595	315,671
McBride PLC (A)	58,943	75,221
Mears Group PLC (A)	41,935	111,902
Meggitt PLC (A)	162,117	1,166,310
Metro Bank PLC (A)	2,940	4,554
Micro Focus International PLC	18,023	132,629
Midwich Group PLC	2,530	17,926
Mitchells & Butlers PLC (A)	140,848	608,866
Mitie Group PLC (A)	489,675	473,408
MJ Gleeson PLC	19,340	239,045
Moneysupermarket.com Group PLC	173,036	663,412
Morgan Advanced Materials PLC	115,462	545,621
Morgan Sindall Group PLC	15,566	493,102
Morses Club PLC	5,182	4,847
Mortgage Advice Bureau Holdings, Ltd.	7,261	121,907
Motorpoint group PLC (A)	20,167	76,759
MP Evans Group PLC	5,081	53,490
N. Brown Group PLC (A)	58,390	54,580
Naked Wines PLC (A)	19,121	218,935
National Express Group PLC (A)	190,812	816,517
NCC Group PLC	114,776	481,611
Next Fifteen Communications Group PLC (A)	4,180	49,633
Nichols PLC	1,774	39,416
Ninety One PLC	61,440	207,998
Norcros PLC (A)	20,215	87,339
Numis Corp. PLC	26,686	141,241
On the Beach Group PLC (A)(D)	42,062	242,916
OSB Group PLC	76,933	510,716
Oxford Instruments PLC	21,779	637,615
Pagegroup PLC (A)	118,349	1,003,502
Pan African Resources PLC	407,545	134,290
Paragon Banking Group PLC	105,436	727,416
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
PayPoint PLC	22,715	$190,475
Pendragon PLC (A)	507,217	133,021
Petrofac, Ltd. (A)(B)	90,291	170,063
Pets at Home Group PLC	205,038	1,303,026
Pharos Energy PLC (A)	103,615	36,280
Photo-Me International PLC (A)	110,712	110,227
Polar Capital Holdings PLC	22,271	257,398
Porvair PLC	10,112	82,325
Premier Foods PLC (A)	275,473	414,166
Provident Financial PLC (A)	72,617	244,473
PZ Cussons PLC	89,165	321,968
QinetiQ Group PLC	211,085	1,063,717
Quilter PLC (D)	639,531	1,391,181
Rank Group PLC (A)	69,151	197,642
Rathbone Brothers PLC	19,140	487,294
Reach PLC	167,989	567,176
Redcentric PLC	1,167	2,329
Redde Northgate PLC	68,991	376,300
Redrow PLC	99,138	953,645
Renew Holdings PLC	13,808	124,510
Renewi PLC (A)	324,639	250,313
Renishaw PLC	7,756	608,003
Ricardo PLC	19,037	123,909
River & Mercantile Group PLC	4,888	14,441
RM PLC	12,019	35,749
Robert Walters PLC	17,111	162,592
Rotork PLC	306,440	1,467,746
Royal Mail PLC (A)	356,401	2,922,612
RPS Group PLC (A)	86,944	119,530
RWS Holdings PLC	52,635	477,433
S&U PLC	1,096	41,299
Sabre Insurance Group PLC (D)	44,168	164,182
Saga PLC (A)	41,405	223,057
Savills PLC	55,941	939,703
ScS Group PLC (A)	4,496	16,530
Senior PLC (A)	155,861	351,403
Serco Group PLC	114,173	218,402
Severfield PLC	117,388	131,749
SIG PLC (A)	325,307	284,605
Signature Aviation PLC (A)	307,487	1,723,423
Smart Metering Systems PLC	15,567	190,128
Smiths News PLC (A)	42,303	26,068
Softcat PLC	41,850	1,087,355
Spectris PLC	41,178	1,872,881
Speedy Hire PLC (A)	222,589	236,296
Spire Healthcare Group PLC (A)(D)	99,139	344,035
Spirent Communications PLC	202,832	716,883
Sportech PLC (A)	21,102	8,897
SSP Group PLC (A)	247,897	1,032,780
St. Modwen Properties PLC	86,293	670,977
Stagecoach Group PLC (A)	144,385	177,136
SThree PLC	43,418	257,363
Stock Spirits Group PLC	71,054	269,770
Stolt-Nielsen, Ltd.	5,746	91,476
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
United Kingdom (continued)
Studio Retail Group PLC (A)	18,987	$75,223
STV Group PLC	8,849	43,569
Sumo Group PLC (A)	2,353	12,781
Superdry PLC (A)(B)	17,005	94,855
Synthomer PLC	147,793	1,106,432
Tate & Lyle PLC	160,966	1,748,531
Tatton Asset Management PLC	9,513	54,456
TClarke PLC	22,432	44,130
Ted Baker PLC (A)	24,248	61,569
Telecom Plus PLC	23,239	389,819
Telit Communications PLC (A)	27,359	87,750
TEN Entertainment Group PLC (A)	5,425	19,259
The Go-Ahead Group PLC (A)	17,259	302,950
The Gym Group PLC (A)(D)	50,921	199,050
The Parkmead Group PLC (A)	14,125	8,511
The Restaurant Group PLC (A)	91,578	157,452
The Vitec Group PLC	13,617	261,529
The Weir Group PLC (A)	4,883	133,063
Thomas Cook Group PLC (A)(C)	415,078	0
Topps Tiles PLC (A)	62,375	65,981
TORM PLC	11,033	102,464
TP Icap Group PLC	318,336	966,156
Travis Perkins PLC (A)	79,810	1,857,112
Treatt PLC	1,149	18,713
Trifast PLC (A)	32,876	73,117
TT Electronics PLC	72,532	264,885
Tullow Oil PLC (A)	630,952	457,417
Tyman PLC	19,791	135,313
U & I Group PLC (A)	64,085	87,184
ULS Technology PLC (A)	8,708	10,740
Ultra Electronics Holdings PLC	26,936	785,404
Vectura Group PLC (A)	264,094	594,654
Vertu Motors PLC (A)	137,576	84,885
Vesuvius PLC	86,307	688,332
Victrex PLC	31,032	1,061,344
Virgin Money UK PLC (A)	258,771	774,237
Vistry Group PLC	88,645	1,662,276
Vivo Energy PLC (D)	80,368	116,078
Volex PLC	43,306	209,884
Volution Group PLC	50,383	312,341
Vp PLC	2,803	35,056
Watches of Switzerland Group PLC (A)(D)	22,466	250,213
Watkin Jones PLC	52,982	169,048
WH Smith PLC (A)	43,193	1,057,925
Wickes Group PLC (A)	89,428	324,893
Wilmington PLC	8,311	22,848
Wincanton PLC	51,731	323,536
Xaar PLC (A)	24,649	72,612
Young & Company's Brewery PLC, Class A (A)	898	20,537
United States 0.5%		4,819,539
Argonaut Gold, Inc. (A)	100,853	252,957
Arko Corp. (A)	7,296	76,539
Atlantic Sapphire ASA (A)	1,886	20,488
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Diversified Energy Company PLC	25,946	$38,503
Energy Fuels, Inc. (A)	20,569	133,148
Invesque, Inc. (A)(B)	13,800	38,916
Ovintiv, Inc.	29,914	797,096
Primo Water Corp.	45,161	781,313
PureTech Health PLC (A)	52,129	294,339
REC Silicon ASA (A)	90,960	184,191
Reliance Worldwide Corp., Ltd.	151,907	606,613
Samsonite International SA (A)(D)	341,400	648,265
Sims, Ltd.	76,679	937,674

Viemed Healthcare, Inc. (A)	1,216	9,497
Preferred securities 0.4%		$3,726,654
(Cost $2,337,119)
Germany 0.4%		3,726,654
Biotest AG	7,752	273,839
Draegerwerk AG & Company KGaA	3,474	322,661
FUCHS PETROLUB SE	23,684	1,217,031
Jungheinrich AG	19,726	1,020,759
Sixt SE	6,307	586,964
STO SE & Company KGaA	1,084	231,179

Villeroy & Boch AG	3,600	74,221
Investment companies 0.0%		$39,755
(Cost $72,420)
Australia 0.0%		39,755

WAM Capital, Ltd.	22,135	39,755
Rights 0.0%		$62,251
(Cost $12)
Almirall SA (Expiration Date: 6-1-21) (A)(E)	52	13
C&C Group PLC (Expiration Date: 6-21-21; Strike Price: GBP 1.86) (A)	28,730	22,832
carsales.com, Ltd. (Expiration Date: 6-3-21; Strike Price: AUD 17.0) (A)	8,522	16,161
Imperial Metals Corp. (Expiration Date: 6-28-21; Strike Price: CAD 4.70) (A)	20,280	1,007
Kier Group PLC (Expiration Date: 6-15-21; Strike Price: GBP 0.85) (A)	52,234	22,238
Warrants 0.0%		$3,680
(Cost $0)
Cenovus Energy, Inc. (Expiration Date: 1-1-26; Strike Price: CAD 6.54) (A)	891	3,680

	Yield (%)	Shares	Value
Short-term investments 2.0%			$18,028,285
(Cost $18,019,028)
Short-term funds 2.0%			18,028,285
John Hancock Collateral Trust (F)	0.0241(G)	1,801,910	18,028,285

Total investments (Cost $666,134,411) 100.7%	$909,431,467
Other assets and liabilities, net (0.7%)	(6,066,232)
Total net assets 100.0%	$903,365,235

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $24,579,778. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $12,273,805 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-21.
The fund had the following sector composition as a percentage of net assets on 5-31-21:
Industrials	25.0%
Consumer discretionary	13.0%
Financials	12.6%
Materials	11.7%
Information technology	9.8%
Consumer staples	5.3%
Health care	5.1%
Real estate	4.8%
Communication services	4.2%
Energy	3.9%
Utilities	3.3%
Short-term investments and other	1.3%
TOTAL	100.0%
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	30	Long	Jun 2021	$3,423,186	$3,504,150	$80,964
						$80,964
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$60,347,322	$469,539	$59,827,308	$50,475
Austria	15,267,701	—	15,267,701	—
Belgium	14,142,405	—	14,142,405	—
Bermuda	868,609	—	868,609	—
Cambodia	223,989	—	223,989	—
Canada	94,718,727	94,718,592	127	8
China	571,079	—	571,079	—
Denmark	18,737,387	—	18,737,387	—
Faeroe Islands	25,730	—	25,730	—
Finland	23,816,704	—	23,816,704	—
France	37,485,560	—	37,475,523	10,037
Gabon	42,383	—	42,383	—
Georgia	400,521	—	400,521	—
Germany	57,158,578	—	57,158,578	—
Gibraltar	634,063	—	634,063	—
Greece	41	—	—	41
Greenland	31,909	—	31,909	—
78	|

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Guernsey, Channel Islands	$347,337	—	$347,337	—
Hong Kong	21,058,741	$41,594	20,860,481	$156,666
Ireland	6,680,393	—	6,680,393	—
Isle of Man	974,000	—	974,000	—
Israel	13,683,089	55,383	13,627,706	—
Italy	30,953,455	—	30,953,432	23
Japan	179,913,202	—	179,913,202	—
Jersey, Channel Islands	906,392	—	906,392	—
Liechtenstein	503,049	—	503,049	—
Luxembourg	4,689,443	—	4,689,443	—
Malaysia	1,430,074	—	1,430,074	—
Malta	1,422,333	—	1,422,333	—
Monaco	1,574,081	1,458,294	115,787	—
Netherlands	25,814,838	—	25,814,838	—
New Zealand	5,475,056	—	5,475,056	—
Norway	7,385,272	—	7,385,272	—
Peru	300,143	—	300,143	—
Philippines	39,701	—	39,701	—
Portugal	2,926,749	—	2,926,749	—
Russia	299,266	—	299,266	—
Singapore	12,316,547	—	12,014,988	301,559
South Africa	1,142,070	—	1,142,070	—
Spain	20,512,412	—	20,512,412	—
Sweden	33,771,416	—	33,771,416	—
Switzerland	58,513,917	—	58,513,917	—
United Arab Emirates	174,724	—	174,724	—
United Kingdom	125,470,895	—	125,455,344	15,551
United States	4,819,539	2,089,466	2,730,073	—
Preferred securities	3,726,654	—	3,726,654	—
Investment companies	39,755	—	39,755	—
Rights	62,251	23,852	38,399	—
Warrants	3,680	3,680	—	—
Short-term investments	18,028,285	18,028,285	—	—
Total investments in securities	$909,431,467	$116,888,685	$792,008,422	$534,360
Derivatives:
Assets
Futures	$80,964	$80,964	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,801,910	$42,597,673	$85,039,102	$(109,592,015)	$(3,406)	$(13,069)	$580,183	—	$18,028,285
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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